March 31, 1999

                                Equity
                                Portfolios

                                SEMI-ANNUAL REPORT
                                TO SHAREHOLDERS







Not FDIC Insured                             [GRAPHIC OMITTED] BLACKROCK
May Lose Value                                                     FUNDS
No Bank Guarantee                                  PURE INVESTMENT STYLE

                                 BLACKROCK FUNDS

                                EQUITY PORTFOLIOS

* Large Cap Value Equity                 * International Equity
* Large Cap Growth Equity                * International Small Cap Equity
* Mid-Cap Value Equity                   * International Emerging Markets
* Mid-Cap Growth Equity                  * Select Equity
* Small Cap Value Equity                 * Index Equity
* Small Cap Growth Equity                * Balanced
* Micro-Cap Equity

                                TABLE OF CONTENTS

SHAREHOLDER LETTER.............................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity...................................................3
      Large Cap Growth Equity..................................................4
      Mid-Cap Value Equity.....................................................5
      Mid-Cap Growth Equity....................................................6
      Small Cap Value Equity...................................................7
      Small Cap Growth Equity..................................................8
      Micro-Cap Equity.........................................................9
      International Equity....................................................10
      International Small Cap Equity..........................................11
      International Emerging Markets..........................................12
      Select Equity...........................................................13
      Index Equity............................................................14
      Balanced................................................................15
      Note on Performance Information.........................................16
STATEMENTS OF NET ASSETS/SCHEDULES OF INVESTMENTS..........................17-53
      Large Cap Value Equity Statement of Assets & Liabilities................19
      Large Cap Growth Equity Statement of Assets & Liabilities...............22
      Mid-Cap Value Equity Statement of Assets & Liabilities..................25
      Mid-Cap Growth Equity Statement of Assets & Liabilities.................28
      Small Cap Growth Equity Statement of Assets & Liabilities...............34
      Micro-Cap Equity Statement of Assets & Liabilities......................36
      Select Equity Statement of Assets & Liabilities.........................46
      Balanced Statement of Assets & Liabilities..............................53
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................54-55
      Statements of Changes in Net Assets..................................56-59
      Financial Highlights.................................................60-71
NOTES TO FINANCIAL STATEMENTS..............................................72-86
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT................................87-104

                                 BLACKROCK FUNDS

March 31, 1999

Dear Shareholder:

      We are pleased to present the Semi-Annual Report for the BlackRock Funds for March 31, 1999.

      These are certainly exciting times for the U.S. stock market. On March 29, 1999, the Dow Jones Industrial Average (DJIA) eclipsed the mythic 10,000 level for the first time in history, only to fall slightly below this mark at the end of the period. This milestone is a media event that has created considerable excitement and propelled the stock market into the forefront of public attention. We believe that times like these present a good opportunity for investors to look past the heat of the moment and focus on the true meaning of events.

      A quick look at recent history confirms that 10,000 on the Dow is indeed a lofty height. It was only 27 years ago in 1972 that the Dow reached the 1,000 level for the first time. But that success did not last. Battered by recession in the U.S. economy and worldwide oil shortages, the Dow plummeted below 600 in 1974, the lowest point in a generation, and it didn't get back to 1,000 again until 1982. From 1982 to 1994 the Dow climbed to the 3,500 level. From there it moved to 5,000 in 1996, 7,500 in 1998 and 10,000 in 1999. By anyone's measure this has been a fast and impressive, yet often volatile, climb.

      On the other hand, it is worth remembering that the Dow is not a broad based index -- in fact it is only 30 stocks! While the Dow has been flying high, many stocks, particularly smaller stocks, have not. Furthermore, the stocks that make up the Dow are some of the largest of the large cap stocks, the very group that has done so well over recent years. At the same time returns on small cap stocks, measured by the Russell 2000, have lagged by returning -16.25% for the twelve months ended March 31, 1999 and the large caps, measured by the S&P 500, have been humming along at a rate of 18.58% in the same time period.

      Is the market overdue for a significant correction, or can it continue to move still higher? Of course, none of us can predict the future but there are several important positive indications. We believe the economy is strong, interest rates are favorable and inflation appears under control. While BlackRock believes that the market will remain in positive territory for the remainder of 1999, we also believe that growth will be tempered and that investors would do well to roll back their expectations to more modest levels. If you look at stock market performance from 1926 to 1998, as presented in the Ibbotson 1999 Yearbook, Large Company Stocks (S&P Composite Index) returned an average annual rate of 11.2%, Small Company Stocks (9th and 10th Deciles NYSE plus corresponding AMEX and OTC) at 12.4%, and Long Term Bonds (Salomon Brothers Long Term High-Grade Corporate Bond Index) at 5.8%. While past performance does not predict future returns, common sense suggests that the market cannot be expected to keep growing at current rates.

      These historical returns, while not approaching the returns of recent years, are still significant and confirm the appropriateness of our core investment philosophy for long-term investors: start investing early and stay invested through all market cycles. Of course, the asset allocation that you use for your portfolio can change to reflect changes in the market and in your own personal financial situation.

                                 BLACKROCK FUNDS

      We also believe that with the Federal Reserve currently holding steady on interest rates, investors should not overlook the investment opportunity in the bond market, both taxable and tax free. We are pleased to report that during the period of this report we successfully launched a new fund, the BlackRock High Yield Bond Portfolio, designed for investors who want high current income from investing in securities that are rated less than investment grade.

      We are pleased with the growth of BlackRock Funds during the past six months. The addition of the BlackRock High Yield Bond Portfolio in November 1998 increased the number of BlackRock Funds to 36 investment portfolios. Additionally, we received record inflows into the fund family, which helped bring our total assets under management to approximately $25 billion as of March 31, 1999.

      Thank you for your continued confidence in BlackRock Funds. We value your business and appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/ KAREN SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                BLACKROCK FUNDS

                        LARGE CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $2.5 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO WAS REWARDED FOR ITS OVERWEIGHT TO THE ENERGY SECTOR DURING THE PERIOD, AS ONGOING INDUSTRY CONSOLIDATION AND HIGHER OIL PRICES SPARKED INVESTOR INTEREST. STRONG PERFORMERS IN THE PORTFOLIO INCLUDED EXXON, ROYAL DUTCH PETROLEUM AND CHEVRON. THE MANAGER BELIEVES THAT THE ENERGY SECTOR MAY CONTINUE ITS STRONG PERFORMANCE DUE TO OPEC'S LIMITING PRODUCTION AND GREATER EFFICIENCY, WHICH COULD LEAD TO COST SAVINGS.


     (BULLET) AFTER BEGINNING THE PERIOD OVERWEIGHT IN THE TECHNOLOGY SECTOR, A RESULT OF THE MANAGER'S ACCUMULATING ATTRACTIVELY VALUED STOCKS IN THE WAKE OF AUGUST 1998'S MARKET WEAKNESS, THE PORTFOLIO TOOK ADVANTAGE OF THAT SECTOR'S STRONG PERFORMANCE AND ENDED THE PERIOD WITH A NEUTRAL WEIGHTING RELATIVE TO THE INDEX.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE EQUITY PORTFOLIO AND RUSSELL 1000 VALUE INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               INSTITUTIONAL       SERVICE        INVESTOR A        INVESTOR B     INVESTOR C         RUSSELL 1000
                   CLASS            CLASS            CLASS            CLASS          CLASS            VALUE INDEX
Apr-20-92         $10,000          $10,000         $ 9,550           $10,000         $10,000             $10,000
Jun-92              9,831            9,831           9,388             9,831           9,831               9,842
Sep-92              9,882            9,882           9,437             9,882           9,882               9,899
Dec-92             10,457           10,457           9,986            10,457          10,457              10,476
Mar-93             11,342           11,342          10,832            11,342          11,342              11,333
Jun-93             11,414           11,414          10,901            11,414          11,414              11,575
Sep-93             12,048           12,042          11,508            12,050          12,050              12,044
Dec-93             12,338           12,327          11,768            12,322          12,322              11,919
Mar-94             11,871           11,853          11,313            11,846          11,846              11,410
Jun-94             12,045           12,021          11,459            11,999          11,999              11,385
Sep-94             12,501           12,466          11,891            12,452          12,452              11,568
Dec-94             12,474           12,432          11,854            12,413          12,413              11,265
Mar-95             13,546           13,494          12,862            13,468          13,468              12,224
Jun-95             14,616           14,549          13,863            14,516          14,516              13,197
Sep-95             15,716           15,633          14,890            15,591          15,591              14,232
Dec-95             16,823           16,722          15,921            16,672          16,672              15,060
Mar-96             17,778           17,659          16,807            17,581          17,581              15,794
Jun-96             18,388           18,253          17,372            18,132          18,132              15,945
Sep-96             19,018           18,864          17,947            18,705          18,705              16,285
Dec-96             20,894           20,698          19,712            20,485          20,485              17,770
Mar-97             21,243           21,044          20,007            20,363          20,363              18,119
Jun-97             24,155           23,900          22,716            23,671          23,671              20,649
Sep-97             26,177           25,883          24,592            25,579          25,579              22,561
Dec-97             26,876           26,554          25,236            26,195          26,195              23,445
Mar-98             30,252           29,905          28,361            29,375          29,375              26,068
Jun-98             29,798           29,417          27,907            28,852          28,852              26,185
Sep-98             25,581           25,237          23,947            24,698          24,698              23,153
Dec-98             29,692           29,273          27,752            28,560          28,560              26,996
Mar-99             30,031           29,583          28,041            28,795          28,795              27,385

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                  1 YEAR    3 YEAR    5 YEAR    FROM INCEPTION
                                  ------    ------    ------    --------------
Institutional Class               (0.73)%   19.10%    20.40%         17.16%
Service Class                     (1.08)%   18.77%    20.08%         16.90%
Investor A Class (Load Adjusted)  (5.56)%   16.81%    18.80%         16.00%
Investor A Class (NAV)            (1.13)%   18.60%    19.90%         16.77%
Investor B Class (Load Adjusted)  (6.39)%   16.27%    18.83%         16.35%
Investor B Class (NAV)            (1.98)%   17.66%    19.31%         16.35%
Investor C Class (Load Adjusted)  (2.96)%   17.66%    19.31%         16.35%
Investor C Class (NAV)            (1.98)%   17.66%    19.31%         16.35%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/2/92; Service Shares, 7/29/93; Investor B Shares, 1/18/96; and Investor C Shares, 8/16/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                        LARGE CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $1.5 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS IN EXCESS OF $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO'S OVERWEIGHT POSITIONS IN THE TECHNOLOGY AND HEALTHCARE SECTORS WERE REDUCED TO NEUTRAL DURING THE PERIOD, AS BOTH HAD POSTED STRONG GAINS AND THE MANAGER BEGAN TO HAVE CONCERNS OVER VALUATIONS.

     (BULLET) OVER THE PERIOD, THR PORTFOLIO'S EXPOSURE TO THE CAPITAL GOODS (UNITED TECHNOLOGY, GE), TELCOM (AIRTOUCH, MCI WORLDCOM) AND TECHNOLOGY (SUN MICROSYSTEMS, EMC, AOL, NOKIA) SECTORS ADDED TO PERFORMANCE. DUE TO THE PORTFOLOI'S GROWTH STYLE, THE MANAGER KEPT THE PORTFOLIO UNDERWEIGHT TO BASIC MATERIALS, WHICH DETRACTED FROM PERFORMANCE WHEN CYCLICAL STOCKS BEGAN TO REBOUND.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               INSTITUTIONAL       SERVICE        INVESTOR A        INVESTOR B       INVESTOR C        RUSSELL 1000
                   CLASS            CLASS            CLASS            CLASS            CLASS           VALUE INDEX
Nov-1-89          $10,000          $10,000          $ 9,550          $10,000          $10,000            $10,000
Dec-89             10,825           10,825           10,338           10,825           10,825             10,396
Mar-90             10,493           10,493           10,021           10,493           10,493             10,053
Jun-90             10,987           10,987           10,493           10,987           10,987             10,651
Sep-90             10,040           10,040            9,589           10,040           10,040              9,096
Dec-90             10,603           10,603           10,126           10,603           10,603              9,963
Mar-91             11,397           11,397           10,884           11,397           11,397             11,510
Jun-91             11,304           11,304           10,795           11,304           11,304             11,459
Sep-91             11,993           11,993           11,454           11,993           11,993             12,167
Dec-91             13,361           13,361           12,760           13,361           13,361             13,254
Mar-92             12,389           12,389           11,831           12,389           12,389             12,967
Jun-92             12,455           12,455           11,894           12,455           12,455             13,148
Sep-92             12,581           12,581           12,014           12,581           12,581             13,579
Dec-92             13,228           13,228           12,631           13,228           13,228             14,451
Mar-93             13,473           13,473           12,865           13,473           13,473             15,053
Jun-93             13,912           13,912           13,271           13,912           13,912             15,157
Sep-93             15,371           15,371           14,651           15,371           15,371             15,646
Dec-93             15,039           15,039           14,338           15,039           15,039             15,919
Mar-94             13,859           13,859           13,200           13,859           13,859             15,290
Jun-94             13,001           13,001           12,370           13,001           13,001             15,260
Sep-94             13,657           13,657           12,983           13,657           13,657             16,041
Dec-94             13,525           13,525           12,841           13,525           13,525             15,979
Mar-95             14,755           14,755           13,997           14,755           14,755             17,499
Jun-95             16,075           16,075           15,237           16,075           16,075             19,147
Sep-95             17,737           17,737           16,781           17,737           17,737             20,853
Dec-95             18,183           18,183           17,192           18,183           18,183             22,012
Mar-96             19,333           19,333           18,267           19,333           19,333             23,226
Jun-96             20,471           20,471           19,315           20,447           20,447             24,171
Sep-96             21,048           21,048           19,833           20,954           20,954             24,958
Dec-96             21,884           21,884           20,591           21,727           21,727             26,948
Mar-97             21,746           21,746           20,451           21,521           21,521             27,365
Jun-97             25,867           25,858           24,304           25,534           25,534             32,540
Sep-97             28,140           28,115           26,412           27,697           27,697             34,987
Dec-97             28,104           28,051           26,335           27,567           27,567             36,040
Mar-98             32,837           32,752           30,725           32,162           32,096             40,859
Jun-98             34,918           34,793           32,642           34,169           34,032             42,710
Sep-98             31,451           31,303           29,358           30,732           30,557             38,827
Dec-98             39,716           39,523           37,039           38,771           38,480             49,210
Mar-99             42,850           42,590           39,905           41,774           41,367             52,339

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                  1 YEAR    3 YEAR    5 YEAR    FROM INCEPTION
                                  ------    ------    ------    --------------
Institutional Class                30.49%   30.38%    25.33%        16.72%
Service Class                      30.03%   29.99%    24.98%        16.52%
Investor A Class (Load Adjusted)   24.05%   27.78%    23.62%        15.83%
Investor A Class (NAV)             29.89%   29.76%    24.77%        16.39%
Investor B Class (Load Adjusted)   23.08%   27.34%    23.64%        16.08%
Investor B Class (NAV)             28.88%   28.86%    24.14%        16.08%
Investor C Class (Load Adjusted)   27.59%   28.86%    24.14%        16.08%
Investor C Class (NAV)             28.88%   28.86%    24.14%        16.08%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 3/14/92; Service Shares, 7/29/93; Investor B Shares, 1/24/96; and Investor C Shares, 1/24/97. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         MID-CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $262.7 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID CAP VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $10 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER TOOK ADVANTAGE OF THE SHARP RUN-UP IN TECHNOLOGY STOCKS DURING THE FIRST HALF OF THE PERIOD AND REDEPLOYED MONEY INTO MORE VALUE-ORIENTED SECTORS SUCH AS CONSUMER CYCICALS.

     (BULLET) THE MANAGER'S DECISION TO UNDERWEIGHT ELECTRIC UTILITY COMPANIES AND OVERWEIGHT ENERGY COMPANIES BOOSTED PERFORMANCE, WHILE THE PORTFOLIO'S OVERWEIGHT TO HEALTHCARE STOCKS HAMPERED RETURNS DUE TO THAT SECTOR'S POOR PERFORMANCE.

     (BULLET) THE PORTFOLIO EXPERIENCED A NUMBER OF COMPANIES RISING IN PRICE ON RUMORED OR ACTUAL TAKEOVER ACTIVITY DURING THE PERIOD. FOR EXAMPLE, BROWNING FERRIS, AS OLOD WASTE DISPOSAL COMPANY ADDED TO THE PORTFOLIO DURING THE FIRST QUARTER OF 1999, RECEIVED A BUYOUT OFFER FROM ALLIED WASTE INC. AT A PREMIUM TO PREVIOUS CLOSING PRICE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL MID CAP VALUE INDEX FROM INCEPTION AND AT EACH QUARTER END.
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C         RUSSELL MID CAP
                 CLASS            CLASS            CLASS            CLASS           CLASS              VALUE INDEX
 Dec-27-96      $10,000          $10,000          $ 9,550          $10,000         $10,000                $10,000
 Mar-97          10,084           10,071            9,617           10,065          10,065                 10,170
 Jun-97          11,383           11,363           10,838           11,328          11,328                 11,450
 Sep-97          12,910           12,881           12,273           12,823          12,823                 12,910
 Dec-97          12,856           12,819           12,218           12,741          12,741                 13,436
 Mar-98          14,288           14,240           13,558           14,126          14,126                 14,778
 Jun-98          13,475           13,418           12,765           13,269          13,269                 14,398
 Sep-98          11,144           11,086           10,548           10,944          10,944                 12,433
 Dec-98          12,670           12,588           11,971           12,401          12,401                 14,119
 Mar-99          11,997           11,908           11,328           11,299          11,709                 13,680

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                                1 YEAR         FROM INCEPTION
                                                ------         --------------
Institutional Class                            (16.05)%             8.39%
Service Class                                  (16.37)%             8.04%
Investor A Class (Load Adjusted)               (20.18)%             5.68%
Investor A Class (NAV)                         (16.45)%             7.85%
Investor B Class (Load Adjusted)               (20.85)%             5.55%
Investor B Class (NAV)                         (17.12)%             7.23%
Investor C Class (Load Adjusted)               (17.95)%             7.23%
Investor C Class (NAV)                         (17.12)%             7.23%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         MID-CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $356.1 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID CAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $2 BILLION AND $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) AFTER POSTING WEAK PERFORMANCE IN THE THIRD QUARTER OF 1998, MID-CAP GROWTH STOCKS REBOUNDED DURING THE PAST SIX MONTHS IN RESPONSE TO FEDERAL RESERVE INTEREST RATE CUTS AND A RESILIENT DOMESTIC ECONOMY.
     (BULLET) THE PORTFOLIO OUTPERFORMED THE INDEX FOR THE PERIOD, AS OVERWEIGHTS TO THE TECHNOLOGY, HEALTHCARE AND CONSUMER CYCLICALS SECTOR AND AN UNDERWEIGHT POSITION IN THE CONSUMER STAPLES SECTOR AIDED PERFORMANCE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL MID CAP GROWTH INDEX FROM INCEPTION AND AT EACH QUARTER END.
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C         RUSSELL MID CAP
                  CLASS            CLASS            CLASS            CLASS           CLASS              GROWTH INDEX
 DEC-27-96       $10,000          $10,000          $ 9,550          $10,000          $10,000              $10,000
 Mar-97            8,894            8,930            8,519            8,920            8,920                9,635
 Jun-97           10,528           10,550           10,066           10,530           10,530               11,053
 Sep-97           12,151           12,170           11,594           12,110           12,110               12,600
 Dec-97           11,474           11,480           10,944           11,400           11,400               12,253
 Mar-98           12,911           12,913           12,293           12,782           12,782               13,741
 Jun-98           13,081           13,074           12,446           12,913           12,913               13,732
 Sep-98           11,173           11,158           10,615           10,997           10,997               11,439
 Dec-98           14,036           14,003           13,313           13,771           13,771               14,468
 Mar-99           15,986           15,940           15,153           15,101           15,649               14,963

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                           1 YEAR         FROM INCEPTION
                                           ------         --------------
  Institutional Class                      23.81%             23.30%
  Service Class                            23.44%             22.92%
  Investor A Class (Load Adjusted)         17.74%             20.21%
  Investor A Class (NAV)                   23.28%             22.68%
  Investor B Class (Load Adjusted)         16.89%             20.02%
  Investor B Class (NAV)                   22.42%             21.92%
  Investor C Class (Load Adjusted)         21.20%             21.92%
  Investor C Class (NAV)                   22.42%             21.92%

The inception date of the Portfolio's Institutional, Service, Investor A, Investor B and Investor C Shares was 12/27/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                        SMALL CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $629.1 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKD OF COMPANIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) SMALL CAP VALUE COMPANY VALUATIONS VERSUS LARGE CAP STOCKS DROPPED TO RECORD LEVELS DURING THE PERIOD, AS THE STOCK MARKET FAVORED LARGE CAP STOCKS, LIQUIDITY AND, ABOVE ALL, INTERNET COMPANIES. TRUE TO THE PORTFOLIO'S STATED INVESTMENT APPROACH, THE MANAGER CONTINUED TO PURSUE THE STRONGEST VALUE COMPANIES IN THE SMALL CAP ARENA.
     (BULLET) THE PORTFOLIO'S UNDERWEIGHT TO THE REIT INDUSTRY AND OUT-OF-FAVOR UTILITIES AIDED PERFORMANCE DURING THE PERIOD. THE PORTFOLIO'S OVERWEIGHT TO THE CONSTRUCTION SECTOR HAMPERED PERFORMANCE; HOWEVER, THE MANAGER BELIEVES THAT SECTOR TO BE FUNDAMENTALLY STRONG BUT CURRENTLY NEGLECTED BY THE MARKET.
     (BULLET) FOUR OF THE PORTFOLIO'S HOLDINGS EXPERIENCED MERGER ACTIVITY, WHICH MAY HAVE OCCURRED DUE TO THE LARGE VALUATION DISCREPANCY BETWEEN LARGE AND SMALL CAP STOCKS. IN THIS SCENARIO, SMALL COMPANIES CAN ACIEVE SHAREHOLDER VALUE AND LARGE COMPANIES ADD TO EARNINGS GROWTH RATES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C          RUSSELL 2000
                CLASS            CLASS            CLASS            CLASS           CLASS              VALUE INDEX
Apr-13-92      $10,000          $10,000         $ 9,550           $10,000         $10,000               $10,000
JUN-92           9,680            9,680           9,244             9,680           9,680                 9,657
SEP-92          10,151           10,151           9,694            10,151          10,151                 9,933
DEC-92          11,686           11,686          11,160            11,686          11,686                11,416
MAR-93          12,412           12,412          11,854            12,412          12,412                11,903
JUN-93          12,251           12,251          11,699            12,251          12,251                12,162
SEP-93          13,233           13,232          12,637            13,232          13,232                13,225
DEC-93          13,866           13,856          13,228            13,851          13,851                13,596
MAR-94          13,608           13,599          12,973            13,584          13,584                13,236
JUN-94          13,349           13,322          12,707            13,306          13,306                12,720
SEP-94          14,061           14,022          13,378            14,009          14,009                13,603
DEC-94          13,800           13,768          13,125            13,733          13,733                13,350
MAR-95          14,256           14,212          13,548            14,154          14,154                13,965
JUN-95          15,085           15,028          14,311            14,933          14,933                15,274
SEP-95          16,513           16,428          15,644            16,297          16,297                16,783
DEC-95          16,994           16,898          16,091            16,732          16,732                17,147
MAR-96          17,903           17,797          16,923            17,583          17,583                18,023
JUN-96          18,519           18,383          17,474            18,123          18,123                18,925
SEP-96          18,599           18,449          17,530            18,146          18,146                18,991
DEC-96          20,369           20,203          19,203            19,829          19,829                19,979
MAR-97          20,206           20,015          19,016            19,210          19,210                18,946
JUN-97          24,603           24,362          23,139            23,325          23,325                21,805
SEP-97          30,016           29,686          28,184            28,370          28,370                24,616
DEC-97          30,280           29,911          28,392            28,534          28,534                25,030
MAR-98          32,657           32,241          30,578            30,677          30,677                27,120
JUN-98          30,942           30,507          28,939            28,966          28,966                26,141
SEP-98          24,902           24,540          23,270            23,239          23,239                21,467
DEC-98          28,396           27,965          26,512            26,425          26,425                23,414
MAR-99          24,225           23,835          22,572            22,483          22,483                21,145

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR    3 YEAR   5 YEAR   FROM INCEPTION
                                    ------    ------   ------   --------------
Institutional Class                (25.82)%    7.31%   10.21%       12.07%
Service Class                      (26.07)%    6.95%    9.87%       11.81%
Investor A Class (Load Adjusted)   (29.49)%    5.17%    8.70%       10.93%
Investor A Class (NAV)             (26.18)%    6.80%    9.71%       11.67%
Investor B Class (Load Adjusted)   (30.02)%    4.76%    8.61%       11.19%
Investor B Class (NAV)             (26.71)%    6.01%    9.05%       11.19%
Investor C Class (Load Adjusted)   (27.44)%    6.01%    9.05%       11.19%
Investor C Class (NAV)             (26.71)%    6.01%    9.05%       11.19%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/13/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 10/1/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                        SMALL CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $2 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO'S SIGNIFICANT OVERWEIGHT TO THE TECHNOLOGY SECTOR AND MODEST OVERWEIGHT TO THE ENERGY SECTOR ENHANCED PERFORMANCE DURING THE PERIOD. WITHIN THE TECHNOLOGY SECTOR, THE MANAGER INCREASED WEIGHTINGD IN INTERNET-RELATED COMPANIES AND ELECTRONIC TECHNOLOGY WHILE REDUCING ENTERPRISE SOFTWARE AND RECHNOLOGY SERVICE ISSUES. TECHNOLOGY, WHICH IS A TRADITIONAL GROWTH SECTOR, CONTINUED TO BE THE LARGEST SECTOR ALLOCATION AND THE MANAGER EXPECTS THIS TO REMAIN TRUE GOING FORWARD.
     (BULLET) UNDERWEIGHT POSITIONS IN BASIC MATERIALS, CONSUMER DURABLES AND CONSUMER NON-DURABLES ALSO CONTRIBUTED TO PERFORMANCE, AS THOSE SECTORS POSTED WEAK RETURNS WITHIN THE SMALL CAP UNIVERSE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


              INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C         RUSSELL 2000
                  CLASS            CLASS            CLASS            CLASS           CLASS             VALUE INDEX
Sep-14-93         $10,000         $10,000          $ 9,550          $10,000          $10,000             $10,000
Sep-93             10,470          10,470            9,956           10,470           10,470              10,141
Dec-93             10,379          10,374            9,904           10,371           10,371              10,407
Mar-94              9,858           9,854            9,398            9,841            9,841               9,984
Jun-94              9,169           9,143            8,729            9,141            9,141               9,357
Sep-94             10,170          10,144            9,666           10,121           10,121              10,231
Dec-94             10,990          10,955           10,439           10,931           10,931              10,155
Mar-95             11,672          11,635           11,079           11,601           11,601              10,711
Jun-95             13,195          13,146           12,512           13,101           13,101              11,773
Sep-95             15,100          15,026           14,307           14,981           14,981              13,111
Dec-95             16,213          16,066           15,282           16,002           16,002              13,304
Mar-96             18,291          18,107           17,221           17,993           17,993              14,069
Jun-96             20,941          20,719           19,695           20,534           20,534              14,891
Sep-96             22,025          21,809           20,717           21,535           21,535              14,763
Dec-96             21,332          21,110           20,040           20,784           20,784              14,803
Mar-97             17,182          16,989           16,114           16,190           16,190              13,240
Jun-97             20,921          20,678           19,608           20,267           20,267              15,564
Sep-97             25,524          25,197           23,883           24,650           24,650              18,197
Dec-97             23,293          22,964           21,772           22,449           22,449              16,705
Mar-98             25,534          25,153           23,829           24,528           24,528              18,689
Jun-98             24,566          24,177           22,909           23,517           23,517              17,615
Sep-98             19,923          19,552           18,554           19,006           19,006              13,676
Dec-98             25,009          24,516           23,256           23,788           23,788              16,909
Mar-99             25,692          25,173           23,884           24,125           24,369              16,625

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 YEAR   3 YEAR   5 YEAR   FROM INCEPTION
                                    ------   ------   ------   --------------
Institutional Class                  0.62%   12.00%   21.12%       18.56%
Service Class                        0.09%   11.61%   20.64%       18.12%
Investor A Class (Load Adjusted)    (4.30)%   9.82%   19.40%       17.01%
Investor A Class (NAV)               0.23%   11.52%   20.51%       17.98%
Investor B Class (Load Adjusted)    (5.14)%   9.33%   19.40%       17.21%
Investor B Class (NAV)              (0.65)%  10.64%   19.88%       17.43%
Investor C Class (Load Adjusted)    (1.64)%  10.64%   19.88%       17.43%
Investor C Class (NAV)              (0.65)%  10.64%   19.88%       17.43%


The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/14/93; Service and Investor A Shares, 9/15/93; Investor B Shares, 1/18/96; and Investor C Shares, 9/6/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                           MICRO-CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $41.4 MILLION

PERFORMANCE BENCHMARK:
     WILSHIRE MICRO CAP INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $25 MILLION AND $300 MILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO HAS SIGNIFICANTLY OUTPERFORMED ITS BENCHMARK SINCE ITS MAY 1998 INCEPTION. SINCE INCEPTION, TECHNOLOGY HAS BEEN THE PORTFOLIO'S LARGEST SECTOR ALLOCATION, COMPRISING APPROXIMATELY 56% OF THE PORTFOLIO AT THE END OF THE PERIOD.
     (BULLET) THE PORTFOLIO'S TECHNOLOGY SECTOR OVERWEIGHT, IN ADDITION TO UNDERWEIGHT POSITIONS IN CONSUMER NON-DURABLES, TRANSPORTATION AND MANUFACTURING LED TO THE PORTFOLIO'S OUTPERFORMANCE.
     (BULLET) THE PORTFOLIO ACTIVELY PARTICIPATED IN INTERNET STOCKS AND IPOS DURING THE PERIOD, WHICH ALSO POSITIVELY IMPACTED PERFORMANCE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MICRO-CAP EQUITY PORTFOLIO AND THE WILSHIRE MICRO CAP INDEX FROM INCEPTION AND AT EACH MONTH END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C           WILSHIRE
                 CLASS            CLASS            CLASS            CLASS           CLASS              MICRO CAP
May 1-98         $10,000          $10,000          $ 9,550          $10,000           $10,000          $10,000
May-98            10,570           10,570           10,042           10,570            10,570            9,506
Jun-98            10,951           10,951           10,403           10,951            10,951            9,461
Jul-98            10,861           10,861           10,318           10,861            10,861            8,860
Aug-98             8,710            8,710            8,275            8,701             8,701            6,995
Sep-98             9,391            9,391            8,911            9,370             9,370            7,251
Oct-98             9,051            9,051            8,589            9,020             9,020            7,404
Nov-98            10,960           10,950           10,394           10,910            10,910            7,974
Dec-98            13,031           13,010           12,351           12,960            12,960            9,017
Jan-99            13,880           13,860           13,159           13,789            13,789            9,431
Feb-99            13,131           13,110           12,446           13,039            13,039            8,785
Mar-99            15,880           15,850           15,039           15,031            15,582            8,308

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                           1 YEAR              FROM INCEPTION

  Institutional Class                         N/A                  65.57%
  Service Class                               N/A                  65.23%
  Investor A Class (Load Adjusted)            N/A                  55.97%
  Investor A Class (NAV)                      N/A                  65.00%
  Investor B Class (Load Adjusted)            N/A                  55.95%
  Investor B Class (NAV)                      N/A                  63.98%
  Investor C Class (Load Adjusted)            N/A                  62.19%
  Investor C Class (NAV)                      N/A                  63.98%

The inception dates of the Portfolio's share classes were as follows:
Institutional, Service, Investor A, Investor B, and Investor C Shares was 5/1/98. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         INTERNATIONAL EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $1.3 BILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND
FAR EAST INDEX ("EAFE").

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE COMBINATION OF FALLING INTEREST RATES THROUGHOUT THE WORLD AND ROBUST ECONOMIC FORECASTS HAS HELPED RENEW INVESTOR CONFIDENCE INTHE GLOBAL CAPITAL MARKETS.
     (BULLET) THE PORTFOLIO'S OVERWEIGHT POSITIONS TO JAPAN AND SINGAPORE RELATIVE TO THE INDEX AIDED PERFORMANCE DURING THE PERIOD. JAPANESE STOCKS APPEAR TO BE ON THE ROAD TO RECOVERY, AS THE GOVERNMENT'S INJECTION OF CASH INTO THE BANKING SYSTEM AND THE ANNOUNCEMENT OF SEVERAL CORPORATE RESTRUCTURINGD HAVE CONTRIBUTED TO THE STRENGTH IN THAT MARKET.
     (BULLET) CONTINENTAL EUROPE'S STRENGTH ON THE INTRODUCTION OF THE EURO QUICKLY GAVE WAY TO PROFIT TAKING. CORPORATE ACTIVITY IN THE BANKING AND TELECOM SECTORS BUOYED PORTFOLIO HOLDINGS IN THE FRENCH AND ITALIAN MARKETS. UK ISSUES IN THE PORTFOLIO BENEFITTED FROM AN INTEREST RATE CUT AND THE MANAGER BELIEVES THE UK TO BE ATTRACTIVE DUE TO THE POSSIBILITY OF FUTURE CUTS TO BRING UK INTEREST RATES IN LINE WITH THE REST OF EUROPE.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C     MSCI EAFE
                        CLASS            CLASS            CLASS            CLASS           CLASS           INDEX
Apr-27-92              $10,000          $10,000          $ 9,500          $10,000          $10,000        $10,000
Jun-92                  10,429           10,429            9,908           10,430           10,430          9,529
Sep-92                   9,938            9,938            9,442            9,939            9,939          9,682
Dec-92                   9,816            9,816            9,327            9,817            9,817          9,317
Mar-93                  10,962           10,962           10,415           10,963           10,963         10,443
Jun-93                  11,602           11,602           11,024           11,604           11,604         11,502
Sep-93                  12,692           12,692           12,058           12,693           12,693         12,273
Dec-93                  13,435           13,423           12,747           13,418           13,418         12,386
Mar-94                  13,591           13,569           12,886           13,564           13,564         12,827
Jun-94                  13,643           13,621           12,916           13,596           13,596         13,492
Sep-94                  14,050           14,007           13,293           13,992           13,992         13,513
Dec-94                  13,468           13,428           12,732           13,392           13,392         13,385
Mar-95                  13,371           13,332           12,630           13,263           13,263         13,644
Jun-95                  13,854           13,796           13,069           13,692           13,692         13,753
Sep-95                  14,394           14,318           13,560           14,185           14,185         14,337
Dec-95                  14,807           14,730           13,954           14,580           14,580         14,929
Mar-96                  15,165           15,076           14,271           14,877           14,877         15,371
Jun-96                  15,849           15,733           14,893           15,496           15,496         15,625
Sep-96                  15,548           15,422           14,587           15,152           15,152         15,616
Dec-96                  16,070           15,929           15,068           15,626           15,626         15,876
Mar-97                  15,960           15,795           14,942           15,470           15,470         15,638
Jun-97                  17,699           17,501           16,530           17,095           17,095         17,679
Sep-97                  17,869           17,658           16,679           17,215           17,215         17,566
Dec-97                  16,914           16,698           15,758           16,245           16,245         16,201
Mar-98                  19,350           19,085           18,010           18,530           18,530         18,596
Jun-98                  19,487           19,198           18,093           18,591           18,591         18,806
Sep-98                  16,611           16,363           15,419           15,806           15,806         16,145
Dec-98                  19,525           19,219           18,124           18,521           18,521         19,495
Mar-99                  19,819           19,498           18,361           18,740           18,740         19,779

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                  1 YEAR   3 YEAR   5 YEAR    FROM INCEPTION
                                  ------   ------   ------    --------------
Institutional Class                2.44%    9.32%    7.84%        10.37%
Service Class                      2.16%    8.96%    7.52%        10.11%
Investor A Class (Load Adjusted)  (3.16)%   6.92%    6.25%         9.16%
Investor A Class (NAV)             1.95%    8.77%    7.34%         9.98%
Investor B Class (Load Adjusted)  (3.39)%   6.73%    6.26%         9.49%
Investor B Class (NAV)             1.14%    8.01%    6.69%         9.49%
Investor C Class (Load Adjusted)   0.13%    8.01%    6.69%         9.49%
Investor C Class (NAV)             1.14%    8.01%    6.69%         9.49%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/27/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/5/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $18.4 MILLION

PERFORMANCE BENCHMARK:
       SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX
       (EMW INDEX)

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF SMALL CAP COMPANIES IN COUNTRIES INCLUDED IN THE EMW INDEX, WHICH THE MANAGER BELIEVES WILL APPRECIATE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN STOCKS FROM EMERGING MARKET COUNTRIES. THE STOCKS IN THE PORTFOLIO WILL GENERALLY HAVE A MARKET CAPITALIZATION BELOW $2 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT THE UNITED KINGDOM AND CONTINENTAL EUROPE AND UNDERWEIGHT IN THE PACIFIC BASIN REQION RELATIVE TO THE INDEX. FOR THE PERIOD, THE OVERWEIGHT POSITION IN CONTINENTAL EUROPE AND THE UNDERWEIGHT POSITION IN THE PACIFIC BASIN DETRACTED FROM OVERALL RETURNS.
     (BULLET) THE POTFOLIO HAS BEEN REWARDED FOR ITS OVERWEIGHT IN THE UNITED KINGDOM AS INCREASED CORPORATE ACTIVITY CONTINUES TO BE A MAJOR CONTRIBUTOR TO THE STRONG PERFORMANCE IN THE SMALL CAP MARKET.
     (BULLET) GOING FORWARD, THE MANAGER MAY LOOK TO INCREASE POSITIONS IN JAPAN AND THE REST OF THE PACIFIC BASIN IN LIGHT OF INCREASING LIQUIDITY. ADDITIONALLY, THE MANAGER BELIEVES CONTINENTAL EUROPE TO BE ATTRACTIVE DUE TO THE HIGH LEVELS OF LIQUIDITY, ONGOING CORPORATE ACTIVITY AND SOLID EARNINGS MOMENTUM.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL SMALL CAP EQUITY PORTFOLIO AND THE SALOMON EMW EXUS FROM INCEPTION AND AT EACH PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C       SALOMON
                 CLASS            CLASS            CLASS            CLASS           CLASS          EMI EXUS
Sep-26-97        $10,000          $10,000         $ 9,500          $10,000          $10,000         $10,000
Dec-97             9,458            9,447           8,996            9,458            9,458           8,943
Mar-98            11,354           11,343          10,786           11,324           11,324          10,431
Jun-98            11,966           11,954          11,348           11,896           11,896          10,393
Sep-98             9,588            9,587           9,090            9,508            9,508           8,821
Dec-98            10,510           10,506           9,934           10,367           10,367           9,982
Mar-99            10,736           10,709          10,125           10,145           10,568          10,123

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                       1 YEAR        FROM INCEPTION
                                       ------        --------------
  Institutional Class                   (5.44)%           4.99%
  Service Class                         (5.58)%           4.80%
  Investor A Class (Load Adjusted)     (10.85)%           0.84%
  Investor A Class (NAV)                (6.12)%           4.35%
  Investor B Class (Load Adjusted)     (10.91)%           0.89%
  Investor B Class (NAV)                (6.68)%           3.65%
  Investor C Class (Load Adjusted)      (7.61)%           3.65%
  Investor C Class (NAV)                (6.68)%           3.65%

The inception dates of the Portfolio's share classes were as follows:
Institutional, Service, Investor A, Investor B, and Investor C Shares was 9/26/97. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $67.5 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX ("EMF")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE "EMERGING" OR "DEVELOPING" BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) EMERGING MARKETS BENEFITED FROM ENHANCED LIQUIDITY ACROSS THE GLOBAL MARKETS OVER THE PERIOD. DERSPITE BRAZIL'S DEVALUATION OF THEIR CURRENCY, WORLDWIDE EMERGING MARKETS AS A GROUP POSTED STRONG RETURNS. IN THE WAKE OF THIS PAST SUMMER'S TURBULENCE, THE PORTFOLIO HAS BEEN STRUCTURED TO FOCUS ON STOCKS THAT OFFER MORE LIQUIDITY.
     (BULLET) THE PORTFOLIO WAS REWARDED FOR ITS OVERWEIGHT VERSUS THE INDEX IN ASIA AND MEXICO AND HAS GENERALY BENEFITED AS LIQUIDITY RETURNED TO THE REGIONS BUOYED BY INVESTOR ANTICIPATION OF ECONOMIC RECOVERY.
     (BULLET) THE PORTFOLIO DID NOT FULLY PARTICPATE IN THE EASTERN EUROPEAN RALLY DURING THE PERIOD DUE TO ITS UNDERWEIGHT IN THAT REGION RELATIVE TO THE INDEX. THE MANAGER BELIEVES THAT THIS REGION IS THE LEAST LIKELY TO BENEFIT FROM GLOBAL REFLATION AND ANY INTENSIFIED NATO ACTIONS IN THE BALKANS WOULD FURTHER DIM THE MANAGER'S OUTLOOK ON THAT REGION.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS FREE INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C         MSCI EMERGING
                   CLASS            CLASS            CLASS            CLASS           CLASS              FREE INDEX
Jun-17-94         $10,000          $10,000         $ 9,500          $10,000          $10,000              $10,000
Jun-94              9,960            9,960           9,462            9,960            9,960               10,058
Sep-94             10,560           10,550          10,013           10,540           10,540               12,076
Dec-94              9,142            9,131           8,665            9,121            9,121               10,340
Mar-95              8,071            8,060           7,637            8,039            8,039                9,060
Jun-95              8,758            8,736           8,272            8,707            8,707               10,001
Sep-95              8,478            8,450           7,997            8,418            8,418                9,937
Dec-95              7,992            7,955           7,529            7,925            7,925                9,803
Mar-96              8,810            8,760           8,291            8,727            8,727               10,413
Jun-96              9,327            9,267           8,770            9,221            9,221               10,848
Sep-96              9,069            9,008           8,515            8,943            8,943               10,456
Dec-96              8,973            8,905           8,418            8,820            8,820               10,394
Mar-97             10,197           10,114           9,552            9,743            9,743               11,274
Jun-97             10,954           10,856          10,244           10,436           10,436               12,276
Sep-97             10,080            9,976           9,411            9,573            9,573               11,175
Dec-97              8,160            8,073           7,611            7,730            7,730                9,217
Mar-98              8,117            8,021           7,561            7,659            7,659                9,788
Jun-98              6,286            6,218           5,845            5,913            5,913                7,478
Sep-98              4,677            4,627           4,349            4,391            4,391                5,832
Dec-98              5,171            5,101           4,798            4,841            4,841                6,881
Mar-99              5,406            5,334           5,007            4,944            5,045                7,737

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR       3 YEAR     FROM INCEPTION
                                    ------       ------     --------------
Institutional Class                 (33.40)%    (15.02)%      (12.05)%
Service Class                       (33.51)%    (15.25)%      (12.30)%
Investor A Class (Load Adjusted)    (37.09)%    (16.90)%      (13.45)%
Investor A Class (NAV)              (33.77)%    (15.47)%      (12.51)%
Investor B Class (Load Adjusted)    (37.07)%    (17.13)%      (13.22)%
Investor B Class (NAV)              (34.13)%    (16.00)%      (12.85)%
Investor C Class (Load Adjusted)     (34.79)%    (16.00)%      (12.85)%
Investor C Class (NAV)               (34.13)%    (16.00)%      (12.85)%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, Service Shares and Investor A Shares, 6/17/94; Investor B Shares, 4/25/96; and Investor C Shares, 3/21/97. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                             SELECT EQUITY PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $1.9 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO REMAINS DESIGNED TO EMPHASIZE UNDERVALUED SECURITIES THAT CAN PROVIDE GOOD LONG-TERM GROWTH OPPORTUNITIES WHILE REMAINING NEUTRAL TO THE S&P 500 INDEX.
     (BULLET) OVER THE PERIOD, THE MANAGER RESTRUCTURED THE PORTFOLIO'S ENERGY SECTOR HOLDINGS, INCREASING EXPOSURE TO COMPANIES WHOSE STOCK PRICES ARE SENSITIVE TO RISING OIL PRICES. THIS STRATEGY POSTED STRONG RETURNS IN THE FIRST THREE MONTHS OF 1999. ONE PORTFOLIO HOLDING, UNOCAL, RECOVERED FROM A WEAK FOURTH QUARTER OF 1998 TO RETURN 27% IN THE FIRST QUARTER OF 1999.
     (BULLET) WHILE NOT A TRADITIONAL VALUE ISSUE, THE MANAGER PURCHASED AOL AFTER THE STOCK WAS ADDED TO THE S&P 500 INDEX. OTHER STRONG TECHNOLOGY PERFORMERS IN THE PORTFOLIO INCLUDED MICROSOFT AND APPLIED MATERIALS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SELECT EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.
                              [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              INSTITUTIONAL       SERVICE         INVESTOR A       INVESTOR B      INVESTOR C     S&P 500
                  CLASS            CLASS            CLASS            CLASS           CLASS         INDEX
Sep-13-93        $10,000          $10,000         $ 9,550          $10,000          $10,000       $10,000
Sep-93             9,970            9,970           9,521            9,970            9,970        10,058
Dec-93            10,114           10,108           9,653           10,108           10,108        10,232
Mar-94             9,730            9,718           9,278            9,715            9,715         9,844
Jun-94             9,784            9,766           9,331            9,770            9,770         9,886
Sep-94            10,148           10,124           9,659           10,114           10,114        10,369
Dec-94             9,987            9,958           9,498            9,945            9,945        10,367
Mar-95            10,911           10,872          10,366           10,855           10,855        11,377
Jun-95            11,704           11,643          11,098           11,621           11,621        12,463
Sep-95            12,561           12,497          11,908           12,470           12,470        13,454
Dec-95            13,312           13,223          12,595           13,189           13,189        14,264
Mar-96            13,989           13,898          13,221           13,844           13,844        15,030
Jun-96            14,630           14,513          13,812           14,443           14,443        15,705
Sep-96            15,054           14,924          14,197           14,821           14,821        16,190
Dec-96            16,469           16,316          15,528           16,160           16,160        17,539
Mar-97            16,904           16,735          15,922           16,084           16,084        18,009
Jun-97            19,856           19,649          18,674           19,367           19,367        21,152
Sep-97            21,448           21,210          20,152           20,852           20,852        22,761
Dec-97            21,648           21,392          20,317           20,986           20,986        23,407
Mar-98            24,633           24,329          23,098           23,812           23,812        26,675
Jun-98            25,175           24,847          23,583           24,272           24,272        27,561
Sep-98            22,320           22,010          20,883           21,456           21,456        24,843
Dec-98            26,974           26,583          25,204           25,849           25,849        30,137
Mar-99            28,177           27,748          26,315           26,644           26,913        31,632

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                   1 YEAR   3 YEAR   5 YEAR   FROM INCEPTION
                                   ------   ------   ------   --------------
Institutional Class                14.39%   26.30%   23.70%       20.53%
Service Class                      14.06%   25.92%   23.35%       20.22%
Investor A Class (Load Adjusted)    8.78%   23.87%   22.44%       19.06%
Investor A Class (NAV)             13.92%   25.79%   23.19%       20.05%
Investor B Class (Load Adjusted)    7.95%   23.31%   22.11%       19.33%
Investor B Class (NAV)             13.03%   24.79%   22.61%       19.54%
Investor C Class (Load Adjusted)   11.90%   24.79%   22.61%       19.54%
Investor C Class (NAV)             13.03%   24.79%   22.61%       19.54%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/13/93; Service Shares, 9/15/93; Investor A Shares, 10/13/93; Investor B Shares, 3/27/96; and Investor C Shares, 9/27/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                             INDEX EQUITY PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (3/31/99):
     $1.4 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE S&P 500 INDEX TOTAL RETURN.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S.LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              INSTITUTIONAL       SERVICE        INVESTOR A       INVESTOR B      INVESTOR C       S&P 500
                  CLASS            CLASS           CLASS            CLASS           CLASS           INDEX
Apr-20-92        $10,000          $10,000        $ 9,700          $10,000          $10,000         $10,000
Jun-92             9,870            9,870          9,574            9,870            9,870           9,899
Sep-92            10,161           10,161          9,857           10,161           10,161          10,212
Dec-92            10,659           10,659         10,339           10,659           10,659          10,726
Mar-93            11,118           11,118         10,784           11,118           11,118          11,194
Jun-93            11,139           11,139         10,805           11,139           11,139          11,249
Sep-93            11,423           11,417         11,073           11,415           11,415          11,539
Dec-93            11,676           11,664         11,308           11,657           11,657          11,806
Mar-94            11,197           11,181         10,824           11,159           11,159          11,359
Jun-94            11,254           11,231         10,878           11,214           11,214          11,406
Sep-94            11,771           11,739         11,366           11,718           11,718          11,964
Dec-94            11,770           11,731         11,357           11,708           11,708          11,962
Mar-95            12,900           12,850         12,415           12,799           12,799          13,127
Jun-95            14,134           14,070         13,613           14,034           14,034          14,379
Sep-95            15,221           15,143         14,636           15,088           15,088          15,522
Dec-95            16,130           16,036         15,505           15,985           15,985          16,457
Mar-96            16,959           16,836         16,276           16,763           16,763          17,339
Jun-96            17,702           17,562         16,974           17,466           17,466          18,117
Sep-96            18,237           18,089         17,462           17,946           17,946          18,677
Dec-96            19,737           19,563         18,891           19,371           19,371          20,235
Mar-97            20,250           20,055         19,359           19,422           19,422          20,776
Jun-97            23,757           23,512         22,689           22,722           22,722          24,401
Sep-97            25,529           25,248         24,359           24,324           24,324          26,258
Dec-97            26,234           25,924         24,987           24,927           24,927          27,004
Mar-98            29,880           29,497         28,421           28,305           28,305          30,773
Jun-98            30,848           30,429         29,336           29,137           29,137          31,795
Sep-98            27,804           27,404         26,396           26,182           26,182          28,660
Dec-98            33,723           33,219         31,987           31,657           31,657          34,768
Mar-99            35,342           34,791         33,490           33,078           33,078          36,492

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN

                                    1 YEAR    3 YEAR    5 YEAR   FROM INCEPTION
                                    ------    ------    ------   --------------
Institutional Class                  18.29%   27.74%    25.85%       19.92%
Service Class                        17.96%   27.38%    25.49%       19.65%
Investor A Class (Load Adjusted)     14.30%   25.91%    24.59%       18.99%
Investor A Class (NAV)               17.84%   27.19%    25.35%       19.51%
Investor B Class (Load Adjusted)     11.62%   24.79%    24.28%       19.13%
Investor B Class (NAV)               16.86%   26.28%    24.78%       19.13%
Investor C Class (Load Adjusted)     15.69%   26.28%    24.78%       19.13%
Investor C Class (NAV)               16.86%   26.28%    24.78%       19.13%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 6/2/92; Service Shares, 7/29/93; Investor B Shares, 2/7/96; and Investor C Shares, 8/14/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                               BALANCED PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $848.7 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: SALOMON BROAD INVESTMENT GRADE INDEX

INVESTMENT APPROACH:
     Pursues a blend of equity and fixed income securities to deliver total return through capital appreciation and current income. The Portfolio will maintain at minimum a 25% allocation fixed income securities.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) Within the equity portion of the Portfolio, the Manager has maintained relatively neutral sector weights to the Index, with stock selection providing the outperformance versus the Index. The Portfolio's consumer cyclicals were boosted by an overweight to the auto sector, particularly General Motors, and the retail industry, where Wal-Mart, Staples and Lowes contributed strongly. The Portfolio's technology holdings posted strong gains throughout 1998 but lagged during the first quarter of 1999, with strong performance from Microsoft, Cisco and Motorola more than offset by poor showings from Compaq, Xerox, Intel and Lucent.
     (BULLET) Within the fixed income portion, the Portfolio maintained an overweight position versus the Index in the mortgage pass-through and asset-backed security sectors, as the Manager believed these sectors offered attractive yields and total return opportunities relative to Treasuries. The Portfolio's corporate bond exposure was increased during the period but remains underweight to the Index, as the Manager believes that other spread products offer better relative value. Within the Portfolio's corporate weighting, the Manager has emphasized BBB-rated securities in an attempt to capitalize upon narrowing credit spreads.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO AND 65% S&P 500 /35% SALOMON BIG INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 INSTITUTIONAL        SERVICE        INVESTOR A     INVESTOR B     INVESTOR C         65% S&P 500
                     CLASS             CLASS           CLASS          CLASS          CLASS       35% SALOMON BIG INDEX
May-14-90            $10,000          $10,000        $ 9,550        $10,000        $10,000              $10,000
JUN-90                10,240           10,240          9,779         10,240         10,240                9,726
SEP-90                 9,236            9,236          8,821          9,236          9,236               10,185
DEC-90                 9,998            9,998          9,548          9,998          9,998                9,258
MAR-91                10,827           10,827         10,340         10,827         10,827                9,898
JUN-91                10,796           10,796         10,310         10,796         10,796               10,866
SEP-91                11,459           11,459         10,943         11,459         11,459               10,858
DEC-91                12,243           12,243         11,692         12,243         12,243               11,392
MAR-92                12,165           12,165         11,618         12,165         12,165               12,151
JUN-92                12,469           12,469         11,908         12,469         12,469               11,848
SEP-92                13,197           13,197         12,603         13,197         13,197               12,102
DEC-92                13,690           13,690         13,074         13,690         13,690               12,471
MAR-93                14,160           14,160         13,523         14,160         14,160               12,830
JUN-93                14,481           14,481         13,829         14,481         14,481               13,322
SEP-93                14,894           14,888         14,215         14,885         14,885               13,430
DEC-93                15,309           15,294         14,600         15,288         15,288               13,716
MAR-94                14,821           14,797         14,109         14,774         14,774               13,864
JUN-94                14,647           14,615         13,941         14,598         14,598               13,328
SEP-94                14,876           14,833         14,144         14,810         14,810               13,254
DEC-94                14,827           14,776         14,082         14,725         14,725               13,636
MAR-95                15,802           15,741         14,996         15,666         15,666               13,590
JUN-95                16,989           16,910         16,105         16,788         16,788               14,627
SEP-95                17,900           17,789         16,950         17,640         17,640               15,778
DEC-95                18,937           18,805         17,914         18,613         18,613               16,629
MAR-96                19,418           19,285         18,351         19,033         19,033               17,464
JUN-96                20,002           19,837         18,884         19,547         19,547               17,902
SEP-96                20,484           20,301         19,320         19,956         19,956               18,385
DEC-96                21,872           21,661         20,609         21,245         21,245               18,803
MAR-97                22,143           21,913         20,844         21,452         21,452               19,951
JUN-97                25,000           24,728         23,517         24,272         24,272               20,202
SEP-97                26,306           25,999         24,721         25,462         25,462               22,677
DEC-97                27,079           26,743         25,423         26,126         26,126               23,976
MAR-98                29,565           29,163         27,717         28,433         28,433               26,287
JUN-98                30,591           30,169         28,645         29,326         29,326               27,076
SEP-98                29,153           28,712         27,242         27,889         27,854               25,771
DEC-98                33,033           32,517         30,862         31,597         31,475               29,293
MAR-99                33,968           33,414         31,692         32,449         32,271               30,184

                        FOR PERIOD ENDING MARCH 31, 1999

                           AVERAGE ANNUAL TOTAL RETURN
                                    1 YEAR    3 YEAR   5 YEAR   FROM INCEPTION
                                    ------    -----    ------   --------------
Institutional Class                  14.90%   20.49%   18.04%       14.75%
Service Class                        14.57%   20.11%   17.69%       14.54%
Investor A Class (Load Adjusted)      9.17%   18.13%   16.49%       13.86%
Investor A Class (NAV)               14.34%   19.97%   17.57%       14.45%
Investor B Class (Load Adjusted)      8.37%   17.64%   16.33%       14.03%
Investor B Class (NAV)               13.50%   19.05%   16.80%       14.03%
Investor C Class (Load Adjusted)     12.37%   19.05%   16.80%       14.03%
Investor C Class (NAV)               13.50%   19.05%   16.80%       14.03%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 5/14/90; Institutional Shares, 5/1/92; Service Shares, 7/29/93; Investor B Shares, 10/3/94; and Investor C Shares, 12/20/96. See "Note on Performance Information" on page 16 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

      The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

      Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, Select Equity and Balanced Portfolios -- 4.50%; International Equity, International Emerging Markets and International Small Cap Equity Portfolios -- 5.00%; and Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors Inc. and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS -- 98.9%
AEROSPACE -- 3.5%
  Allied-Signal, Inc.                         1,297,200      $   63,806,025
  Boeing Co.                                    331,300          11,305,612
  Northrop Grumman Corp.                        209,500          12,543,812
                                                             --------------
                                                                 87,655,449
                                                             --------------
AIR TRANSPORTATION -- 2.3%
  AMR Corp.**                                   224,700          13,158,994
  Continental Airlines, Class B**               637,600          24,228,800
  Delta Air Lines, Inc.                         269,400          18,723,300
                                                             --------------
                                                                 56,111,094
                                                             --------------
AUTOMOTIVE -- 1.4%
  Dana Corp.                                    529,700          20,128,600
  Lear Corp.**                                  350,800          14,974,775
                                                             --------------
                                                                 35,103,375
                                                             --------------
BANKS -- 11.1%
  Bank One Corp.                              1,342,013          73,894,591
  BankAmerica Corp.                           1,016,608          71,797,940
  BankBoston Corp.                              533,440          23,104,620
  Chase Manhattan Corp.                         634,500          51,592,781
  Comerica, Inc.                                306,600          19,143,337
  First Union Corp.                             234,300          12,520,406
  National City Corp.**                         183,400          12,173,175
  U.S. Bancorp                                  376,100          12,810,906
                                                             --------------
                                                                277,037,756
                                                             --------------
BUSINESS SERVICES -- 0.5%
  Varian Associates, Inc.                       350,000          13,562,500
                                                             --------------
CHEMICALS -- 3.4%
  Dow Chemical Co.                              130,200          12,133,012
  E.I. du Pont de Nemours & Co.                 476,650          27,675,491
  PPG Industries, Inc.                          407,200          20,869,000
  Union Carbide Corp.                           543,500          24,559,406
                                                             --------------
                                                                 85,236,909
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 4.8%
  Compaq Computer Corp.                         282,800           8,961,225
  International Business Machines
     Corp.                                      369,500          65,493,875
  Xerox Corp.                                   850,000          45,368,750
                                                             --------------
                                                                119,823,850
                                                             --------------
CONSUMER DURABLES -- 0.5%
  Black & Decker Corp.                          235,900          13,077,706
                                                             --------------
CONTAINERS -- 0.6%
  Crown Cork & Seal Co., Inc.                   530,900          15,163,831
                                                             --------------
ELECTRONICS -- 2.1%
  General Electric Co.                          261,440          28,921,800
  Honeywell, Inc.                               174,000          13,191,375
  Texas Instruments, Inc.                       103,700          10,292,225
                                                             --------------
                                                                 52,405,400
                                                             --------------
ENERGY & UTILITIES -- 8.6%
  Cinergy Corp.                                 359,200           9,878,000
  Columbia Gas Systems, Inc.                    742,850          38,813,912
  Edison International                          361,400           8,041,150
  Entergy Corp.                                 479,800          13,194,500
  FPL Group, Inc.                               761,700          40,560,525

                                               Number
                                              of Shares          Value
                                             ----------      --------------
ENERGY & UTILITIES (CONTINUED)

  NIPSCO Industries, Inc.                       415,700      $   11,223,900
  PacifiCorp                                  1,040,400          17,946,900
  PECO Energy Co.                               506,400          23,421,000
  Southern Co.                                1,392,900          32,471,981
  Unicom Corp.                                  522,230          19,094,034
                                                             --------------
                                                                214,645,902
                                                             --------------
FINANCE -- 9.9%
  CIT Group, Inc., Class A                      827,200          25,281,300
  Citigroup, Inc.                               839,900          53,648,612
  Federal National Mortgage
    Association                                 178,100          12,333,425
  Fleet Financial Group, Inc.                   695,500          26,168,187
  Household International, Inc.                 579,640          26,446,075
  Morgan Stanley, Dean Witter
    & Co.                                       515,472          51,514,983
  Washington Mutual, Inc.                       663,850          27,134,869
  Wells Fargo Co.                               709,500          24,876,844
                                                             --------------
                                                                247,404,295
                                                             --------------
FOOD & AGRICULTURE -- 0.5%
  Archer Daniels Midland Co.                    867,505          12,741,480
                                                             --------------
INSURANCE -- 4.7%
  Allstate Corp.                                282,366          10,465,190
  American General Corp.                        245,200          17,286,600
  Chubb Corp.                                   228,100          13,358,106
  Cigna Corp.                                   387,200          32,452,200
  Conseco, Inc.                                 703,900          21,732,912
  MBIA, Inc.                                    396,100          22,973,800
                                                             --------------
                                                                118,268,808
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 1.4%
  Deere & Co.                                   525,400          20,293,575
  Dover Corp.                                   437,400          14,379,525
                                                             --------------
                                                                 34,673,100
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 2.0%
  Columbia Healthcare Corp.                     699,200          13,241,100
  Foundation Health Systems,
    Inc.**                                      896,110          10,921,341
  United Healthcare Corp.                       467,700          24,612,712
                                                             --------------
                                                                 48,775,153
                                                             --------------
METAL & MINING -- 1.4%
  Alcoa, Inc.                                   584,000          24,053,500
  Reynolds Metals Co.                           244,800          11,826,900
                                                             --------------
                                                                 35,880,400
                                                             --------------
MOTOR VEHICLES -- 3.5%
  Ford Motor Co.                                560,600          31,814,050
  General Motors Corp.                          388,304          33,733,910
  Goodyear Tire & Rubber Co.                    418,500          20,846,531
                                                             --------------
                                                                 86,394,491
                                                             --------------
OIL & GAS -- 12.0%
  Atlantic Richfield Co.                        362,000          26,426,000
  BP Amoco PLC ADR                              258,900          26,132,719
  Chevron Corp.                                 507,300          44,864,344
  Exxon Corp.                                   829,900          58,559,819
  Mobil Corp.                                   429,900          37,831,200
  Phillips Petroleum Co.                        520,400          24,588,900

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS (CONTINUED)
OIL & GAS (CONTINUED)
  Royal Dutch Petroleum Co.                     762,900      $   39,670,800
  Tenneco, Inc.                                 307,000           8,576,812
  Ultramar Diamond Shamrock
    Corp.                                       503,288          10,883,603
  Unocal Corp.                                  580,000          21,351,250
                                                             --------------
                                                                298,885,447
                                                             --------------
PAPER & FOREST PRODUCTS -- 1.7%
  Fort James Corp.                              404,700          12,823,931
  Kimberly-Clark Corp.                          589,400          28,254,363
                                                             --------------
                                                                 41,078,294
                                                             --------------
PHARMACEUTICALS -- 2.5%
  American Home Products Corp.                  249,800          16,299,450
  Bristol-Myers Squibb Co.                      316,700          20,367,769
  Merck & Co., Inc.                             160,900          12,902,169
  Pharmacia & Upjohn, Inc.                      222,100          13,853,488
                                                             --------------
                                                                 63,422,876
                                                             --------------
REAL ESTATE -- 0.5%
  Starwood Hotels & Resorts
    Worldwide, Inc.                             472,545          13,497,067
                                                             --------------
RETAIL MERCHANDISING -- 6.2%
  Albertson's, Inc.                             397,400          21,583,788
  Federated Department Stores,
    Inc.**                                      669,800          26,875,725
  J.C. Penney Co., Inc.                         515,600          20,881,800
  Kmart Corp.**                               1,712,500          28,791,406
  Sears, Roebuck & Co.                          603,800          27,284,213
  Toys 'R' Us, Inc.**                         1,479,000          27,823,688
                                                             --------------
                                                                153,240,620
                                                             --------------
TELECOMMUNICATIONS -- 11.7%
  AT&T Corp.                                    978,400          78,088,550
  Bell Atlantic Corp.                           942,384          48,709,473
  Bellsouth Corp.                               424,600          17,010,538
  GTE Corp.                                     532,700          32,228,350
  SBC Communications, Inc.                      937,868          44,197,030
  Sprint Corp. (FON Group)                      357,700          35,099,313
  US West, Inc.                                 663,500          36,533,969
                                                             --------------
                                                                291,867,223
                                                             --------------
TOBACCO -- 1.1%
  Philip Morris Cos., Inc.                      751,850          26,455,723
                                                             --------------
TRANSPORTATION -- 1.0%
  CSX Corp.                                     464,800          18,098,150
  FDX Corp.**                                    67,300           6,246,281
                                                             --------------
                                                                 24,344,431
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,967,318,094)                                       2,466,753,180
                                                             --------------


                                                 Par
                               Maturity         (000)            Value
                              ----------     ----------      --------------
SHORT TERM INVESTMENTS -- 1.1%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     4.82%                    04/01/99          $26,000      $   26,000,000
   Galileo Money Market Fund                      1,019           1,018,713
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $27,018,713)                                             27,018,713
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,994,336,807*)                                     $2,493,771,893
                                                             ==============

--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                              $ 605,611,817
   Gross unrealized depreciation                               (106,176,731)
                                                              -------------
                                                              $ 499,435,086
                                                              =============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP VALUE EQUITY PORTFOLIO

MARCH 31, 1999 (UNAUDITED)
ASSETS
   Investments at value (Cost $1,994,336,807) .................   $2,493,771,893
   Collateral received for securities loaned ..................      228,626,734
   Dividends receivable .......................................        3,941,524
   Interest receivable ........................................           21,980
   Investments sold receivable ................................        9,006,488
   Capital shares sold receivable .............................          156,825
   Prepaid expenses ...........................................           12,060
                                                                  --------------
          TOTAL ASSETS ........................................    2,735,537,504
                                                                  --------------

LIABILITIES
   Payable upon return of securities loaned ...................      228,626,734
   Capital shares redeemed payable ............................          237,055
   Advisor fee payable ........................................          758,349
   Adminstrative fee payable ..................................          497,927
   Transfer agent fee payable .................................          185,285
   Other accrued expenses payable .............................          822,852
                                                                  --------------
          TOTAL LIABILITIES ...................................      231,128,202
                                                                  --------------

NET ASSETS ....................................................   $2,504,409,302
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE AND
   SERVICE SHARE ($2,406,194,956 / 149,191,949) ...............           $16.13
                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($62,394,271 / 3,871,045) .............           $16.12
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($16.12 / 0.955) ...........................................           $16.88
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($32,156,659 / 2,010,534) .............           $15.99
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($3,663,416 / 229,049) ................           $15.99
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS -- 98.4%
ADVERTISING -- 0.7%
  Omnicom Group, Inc.                           137,000      $   10,951,437
                                                             --------------
AEROSPACE -- 1.2%
  Boeing Co.                                     91,170           3,111,176
  General Dynamics Corp.                         81,800           5,255,650
  United Technologies Corp.                      75,300          10,198,444
                                                             --------------
                                                                 18,565,270
                                                             --------------
BANKS -- 1.6%
  Fifth Third Bancorp                           121,300           7,998,219
  MBNA Corp.                                    305,250           7,287,844
  U.S. Bancorp                                  251,900           8,580,344
                                                             --------------
                                                                 23,866,407
                                                             --------------
BEVERAGES -- 3.2%
  Coca-Cola Co.                                 566,500          34,768,937
  PepsiCo, Inc.                                 365,800          14,334,787
                                                             --------------
                                                                 49,103,724
                                                             --------------
BROADCASTING -- 1.5%
  AT&T Corp. - Liberty Media Group,
    Class A**                                    90,000           4,736,250
  Clear Channel Communications,
    Inc.**                                      170,000          11,400,625
  Comcast Corp., Class A                        108,300           6,816,131
                                                             --------------
                                                                 22,953,006
                                                             --------------
CHEMICALS -- 1.4%
  Clorox Co.                                     73,700           8,636,719
  Ecolab, Inc.                                  152,400           5,410,200
  Monsanto Co.                                  146,200           6,716,062
                                                             --------------
                                                                 20,762,981
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 8.7%
  Cisco Systems, Inc.**                         535,950          58,720,022
  Compaq Computer Corp.                         291,800           9,246,412
  Dell Computer Corp.**                         701,000          28,653,375
  EMC Corp.**                                   183,300          23,416,575
  International Business Machines
    Corp.                                        29,900           5,299,775
  Lexmark International Group,
    Inc.**                                       49,800           5,565,150
                                                             --------------
                                                                130,901,309
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 9.6%
  America Online, Inc.**                        274,200          40,033,200
  Automatic Data Processing, Inc.               285,500          11,812,562
  BMC Software, Inc.**                          124,000           4,595,750
  Compuware Corp.**                             179,200           4,278,400
  Microsoft Corp.**                             941,800          84,408,825
                                                             --------------
                                                                145,128,737
                                                             --------------
ELECTRONICS -- 12.1%
  General Electric Co.                          817,700          90,458,062
  Intel Corp.                                   433,300          51,616,862
  Linear Technology Corp.                       119,300           6,114,125
  Motorola, Inc.                                122,200           8,951,150
  Nokia Corp. ADR                                69,200          10,777,900
  Teradyne, Inc.**                               65,400           3,568,387
  Texas Instruments, Inc.                       122,900          12,197,825
                                                             --------------
                                                                183,684,311
                                                             --------------

                                               Number
                                              of Shares          Value
                                             ----------      --------------
ENTERTAINMENT & LEISURE -- 2.3%
  Time Warner, Inc.                             255,600      $   18,163,575
  Walt Disney Co.                               512,800          15,960,900
                                                             --------------
                                                                 34,124,475
                                                             --------------
FINANCE -- 5.5%
  American Express Co.                           81,200           9,541,000
  Associates First Capital Corp.,
    Class A                                     214,000           9,630,000
  Capital One Financial Corp.                    50,200           7,580,200
  Charles Schwab Corp.                          147,950          14,221,694
  Citigroup, Inc.                               121,400           7,754,425
  Federal Home Loan Mortgage
    Corp.                                       296,400          16,931,850
  Federal National Mortgage
    Association                                 139,300           9,646,525
  Halliburton Co.                                80,000           3,080,000
  Paychex, Inc.                                  83,100           3,942,056
                                                             --------------
                                                                 82,327,750
                                                             --------------
FOOD & AGRICULTURE -- 0.9%
  Sara Lee Corp.                                318,300           7,877,925
  Sysco Corp.                                   198,500           5,223,031
                                                             --------------
                                                                 13,100,956
                                                             --------------
INSURANCE -- 0.9%
  American International Group, Inc.            114,600          13,823,625
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 0.6%
  Danaher Corp.                                 106,500           5,564,625
  Illinois Tool Works, Inc.                      52,000           3,217,500
                                                             --------------
                                                                  8,782,125
                                                             --------------
MANUFACTURING -- 0.9%
  Tyco International Ltd.                       191,800          13,761,650
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 1.2%
  Baxter International, Inc.                     92,500           6,105,000
  IMS Health, Inc.                              208,200           6,896,625
  United Healthcare Corp.                        87,600           4,609,950
                                                             --------------
                                                                 17,611,575
                                                             --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.9%
  Cardinal Health, Inc.                         134,800           8,896,800
  Guidant Corp.                                 158,600           9,595,300
  Medtronic, Inc.                               149,800          10,748,150
                                                             --------------
                                                                 29,240,250
                                                             --------------
PAPER & FOREST PRODUCTS -- 0.5%
  Kimberly-Clark Corp.                          174,200           8,350,712
                                                             --------------
PHARMACEUTICALS -- 17.7%
  Abbott Laboratories                           409,000          19,146,312
  American Home Products Corp.                  321,000          20,945,250
  Amgen, Inc.**                                 188,800          14,136,400
  Bristol-Myers Squibb Co.                      448,600          28,850,587
  Eli Lilly & Co.                               242,500          20,582,188
  Johnson & Johnson                             331,600          31,066,775
  Merck & Co., Inc.                             598,600          48,000,238
  Pfizer, Inc.                                  332,400          46,120,500
  Schering-Plough Corp.                         416,500          23,037,656
  Warner-Lambert Co.                            250,200          16,560,113
                                                             --------------
                                                                268,446,019
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS (CONTINUED)
RESTAURANTS -- 1.0%
  McDonald's Corp.                              328,600      $   14,889,688
                                                             --------------
RETAIL MERCHANDISING -- 10.2%
  Best Buy, Inc.**                               60,000           3,120,000
  Costco Companies, Inc.**                       69,100           6,326,969
  Dayton Hudson Corp.                           193,400          12,885,275
  Gap, Inc.                                     156,250          10,517,578
  Home Depot, Inc.                              475,700          29,612,325
  Kohl's Corp.**                                 99,700           7,066,238
  Kroger Co.**                                  137,300           8,220,838
  Lowe's Cos., Inc.                             159,900           9,673,950
  Safeway, Inc.**                               158,000           8,107,375
  Staples, Inc.**                               339,500          11,161,063
  Walgreen Co.                                  332,200           9,384,650
  Wal-Mart Stores, Inc.                         414,500          38,211,719
                                                             --------------
                                                                154,287,980
                                                             --------------
SERVICES - COMPUTER INTEGRATED
  SYSTEMS DESIGN -- 1.2%
  Sun Microsystems, Inc.**                      148,600          18,565,713
                                                             --------------
SOAPS & COSMETICS -- 4.4%
  Avon Products, Inc.                            99,000           4,659,188
  Estee Lauder Cos., Inc.                        85,000           8,032,500
  Gillette Co.                                  367,100          21,819,506
  Procter & Gamble Co.                          331,400          32,456,488
                                                             --------------
                                                                 66,967,682
                                                             --------------
TELECOMMUNICATIONS -- 7.8%
  Airtouch Communications, Inc.**               237,200          22,919,450
  Century Telephone Enterprises, Inc.           113,100           7,945,275
  Lucent Technologies, Inc.                     387,200          41,720,800
  MCI Worldcom, Inc.**                          323,700          28,667,681
  Oracle Corp.**                                416,462          10,984,185
  SBC Communications, Inc.                      137,300           6,470,263
                                                             --------------
                                                                118,707,654
                                                             --------------
TOBACCO -- 1.4%
  Philip Morris Cos., Inc.                      610,800          21,492,525
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $835,849,894)                                         1,490,397,561
                                                             --------------

                                                 Par
                                Maturity        (000)            Value
                                --------     ----------      --------------
SHORT TERM INVESTMENTS -- 1.6%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     4.82%                    04/01/99          $18,000      $   18,000,000
    4.74%                     05/14/99            1,200***        1,193,206
   Galileo Money Market Fund                      4,406           4,405,719
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $23,598,925)                                             23,598,925
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITES -- 100.0%
  (Cost $859,448,819*)                                       $1,513,996,486
                                                             ==============

--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                               $665,111,656
   Gross unrealized depreciation                                (10,563,989)
                                                               ------------
                                                               $654,547,667
                                                               ============
 **Non-income producing security.

***Principal amount of securities pledged as initial margin requirement of $693,000 on 42 Standard & Poor's 500 Stock Index futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $13,579,650, thereby resulting in an unrealized loss of $289,275.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 1999 (UNAUDITED)
ASSETS
   Investments at value (Cost $859,448,819) ...................   $1,513,996,486
   Collateral received for securities loaned ..................      220,333,199
   Dividends receivable .......................................        1,318,490
   Interest receivable ........................................           30,969
   Capital shares sold receivable .............................          458,690
   Prepaid expenses ...........................................           11,439
                                                                  --------------
          TOTAL ASSETS ........................................    1,736,149,273
                                                                  --------------

LIABILITIES
   Payable upon return of securities loaned ...................      220,333,199
   Investments purchased payable ..............................        4,748,865
   Capital shares redeemed payable ............................          221,070
   Advisor fee payable ........................................          678,346
   Adminstrative fee payable ..................................          291,040
   Transfer agent fee payable .................................          138,243
   Other accrued expenses payable .............................          440,446
   Futures margin payable .....................................          235,200
                                                                  --------------
          TOTAL LIABILITIES ...................................      227,086,409
                                                                  --------------

NET ASSETS ....................................................   $1,509,062,864
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,168,068,439 / 51,466,767) ......           $22.70
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($249,476,704 / 11,022,507) ..............           $22.63
                                                                          ======
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($59,519,797 / 2,640,434) .............           $22.54
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($22.54 / 0.955) ...........................................           $23.60
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($29,012,234 / 1,322,719) .............           $21.93
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,985,690 / 136,123) ................           $21.93
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS -- 98.9%
AIR TRANSPORTATION -- 2.0%
  Airborne Freight Corp.                         84,500      $    2,630,062
  Delta Air Lines, Inc.                          38,200           2,654,900
                                                             --------------
                                                                  5,284,962
                                                             --------------
AUTOMOTIVE -- 3.4%
  Dana Corp.                                     72,300           2,747,400
  Lear Corp.**                                   64,500           2,753,344
  Navistar International**                       82,500           3,315,469
                                                             --------------
                                                                  8,816,213
                                                             --------------
BANKS -- 9.6%
  Charter One Financial, Inc.                   147,913           4,268,677
  Commercial Federal Corp.                       69,400           1,609,212
  Compass Bancshares, Inc.                       72,050           2,485,725
  Huntington Bancshares, Inc.                    84,030           2,599,678
  Regions Financial Corp.                        86,600           2,998,525
  Sovereign Bancorp, Inc.                       168,680           2,066,330
  Summit Bancorp                                 94,500           3,685,500
  Union Planters Corp.                           70,900           3,115,169
  UnionBanCal Corp.                              69,500           2,367,344
                                                             --------------
                                                                 25,196,160
                                                             --------------
BUSINESS SERVICES -- 1.4%
  Equifax, Inc.                                  63,700           2,189,687
  Modis Professional Services, Inc.**           172,300           1,561,469
                                                             ---------------
                                                                  3,751,156
                                                             --------------
CHEMICALS -- 3.0%
  Air Products & Chemicals, Inc.                106,200           3,637,350
  Ashland, Inc.                                  64,600           2,644,562
  Union Carbide Corp.                            35,500           1,604,156
                                                             --------------
                                                                  7,886,068
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 1.7%
  Adobe Systems, Inc.                            32,800           1,861,400
  Gateway 2000, Inc.**                           24,700           1,693,494
  Seagate Technology, Inc.**                     27,800             821,837
                                                             --------------
                                                                  4,376,731
                                                             --------------
COMPUTER COMMUNICATIONS
  EQUIPMENT -- 0.5%
  3Com Corp.**                                   53,700           1,251,881
                                                             --------------
CONSTRUCTION -- 1.6%
  Centex Corp.                                   54,600           1,822,275
  Southdown, Inc.                                45,200           2,426,675
                                                             --------------
                                                                  4,248,950
                                                             --------------
CONTAINERS -- 1.3%
  Owens-Illinois, Inc.**                        135,100           3,377,500
                                                             --------------
DURABLE GOODS -- 1.1%
  Whirlpool Corp.                                53,300           2,898,187
                                                             --------------
ELECTRONICS -- 3.2%
  Florida Progress Corp.                         79,400           2,997,350
  KLA- Tencor Corp.**                            50,100           2,432,981
  Vishay Intertechnology, Inc.**                208,445           3,035,480
                                                             --------------
                                                                  8,465,811
                                                             --------------

                                               Number
                                              of Shares          Value
                                             ----------      --------------
ENERGY & UTILITIES -- 10.0%
  Ameren Corp.                                   69,988      $    2,532,691
  Cinergy Corp.                                 116,000           3,190,000
  Columbia Gas Systems, Inc.                     26,800           1,400,300
  Edison International                          125,200           2,785,700
  El Paso Energy Corp.                          103,100           3,370,081
  Micron Technology, Inc.                        27,800           1,341,350
  New Century Energies, Inc.                     66,800           2,275,375
  PacifiCorp                                     79,600           1,373,100
  Public Service Enterprise Group,
    Inc.                                         44,700           1,706,981
  Reliant Energy, Inc.                          104,700           2,728,744
  Unicom Corp.                                   90,900           3,323,531
                                                             --------------
                                                                 26,027,853
                                                             --------------
FINANCE -- 3.1%
  CIT Group, Inc., Class A                      103,500           3,163,219
  Finova Group, Inc.                             53,200           2,759,750
  Paine Webber Group, Inc.                       53,600           2,137,300
                                                             --------------
                                                                  8,060,269
                                                             --------------
FOOD & AGRICULTURE -- 3.6%
  Food Lion, Inc., Class B                      412,984           3,716,856
  International Home Foods, Inc.**              188,800           3,032,600
  Ralston Purina Group                           95,631           2,552,152
                                                             --------------
                                                                  9,301,608
                                                             --------------
INSURANCE -- 8.0%
  Ace Ltd.                                      124,500           3,882,844
  Allmerica Financial Corp.                      77,100           4,245,319
  Conseco, Inc.                                 100,900           3,115,287
  Humana, Inc.**                                158,600           2,735,850
  Lincoln National Corp.                         14,900           1,473,237
  PartnerRe Ltd.                                 50,200           2,033,100
  Provident Companies, Inc.                      61,900           2,139,419
  Reliastar Financial Corp.                      30,400           1,295,800
                                                             --------------
                                                                 20,920,856
                                                             --------------
LEASING -- 1.0%
  Hertz Corp.                                    46,400           2,482,400
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 2.8%
  Case Corp.                                     61,000           1,547,875
  Cooper Industries, Inc.                        49,500           2,109,937
  Ingersoll-Rand Co.                             41,500           2,059,437
  United Dominion Industries Ltd. ADR            74,400           1,478,700
                                                             --------------
                                                                  7,195,949
                                                             --------------
MANUFACTURING -- 2.0%
  ITT Industries, Inc.                           79,300           2,805,237
  Magna International, Inc. ADR                  42,600           2,444,175
                                                             --------------
                                                                  5,249,412
                                                             --------------
MEASURING & CONTROLLING DEVICES -- 1.2%
  Honeywell, Inc.                                41,000           3,108,312
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 3.6%
  Bergen Brunswig Corp.                         119,300           2,386,000
  Healthsouth Corp.**                           197,100           2,044,912
  Tenet Healthcare Corp.**                      144,200           2,730,788
  Wellpoint Health Networks, Inc.**              28,300           2,145,494
                                                             --------------
                                                                  9,307,194
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE Equity Portfolio (CONCLUDED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS & SUPPLIES -- 0.7%
  Beckman Coulter, Inc.                          44,400      $    1,953,600
                                                             --------------
METAL & MINING -- 1.9%
  Nucor Corp.                                    57,200           2,520,375
  Reynolds Metals Co.                            51,100           2,468,769
                                                             --------------
                                                                  4,989,144
                                                             --------------
OIL & GAS -- 6.3%
  Burlington Resources, Inc.                     69,100           2,759,681
  Consolidated Natural Gas Co.                   70,400           3,427,600
  Diamond Offshore Drilling, Inc.                83,300           2,634,363
  Unocal Corp.                                   90,400           3,327,850
  USX-Marathon Group                            158,800           4,367,000
                                                             --------------
                                                                 16,516,494
                                                             --------------
PAPER & FOREST PRODUCTS -- 2.6%
  Bowater, Inc.                                  65,100           2,579,588
  Fort James Corp.                               96,700           3,064,181
  Georgia-Pacific Group                          16,600           1,232,550
                                                             --------------
                                                                  6,876,319
                                                             --------------
PERSONAL SERVICES -- 1.1%
  Stewart Enterprises, Inc.                     178,700           2,870,369
                                                             --------------
PLASTIC PRODUCTS -- 1.0%
  Premark International, Inc.                    81,200           2,674,525
                                                             --------------
PUBLISHING & PRINTING -- 1.2%
  New York Times Co., Class A                   109,800           3,129,300
                                                             --------------
REAL ESTATE -- 4.5%
  Arden Realty, Inc.                             92,475           2,057,569
  Duke Realty Investments, Inc.                 124,300           2,672,450
  Equity Residential Properties Trust            45,100           1,860,375
  Simon Property Group, Inc.                     96,000           2,634,000
  Starwood Hotels & Resorts
    Worldwide, Inc.                              88,600           2,530,638
                                                             --------------
                                                                 11,755,032
                                                             --------------
RESTAURANTS -- 1.8%
  Darden Restaurants, Inc.                       85,800           1,769,625
  Wendys International, Inc.                    102,700           2,920,531
                                                             --------------
                                                                  4,690,156
                                                             --------------
RETAIL MERCHANDISING -- 6.3%
  American Stores Co.                            74,900           2,471,700
  Federated Department Stores, Inc.**            66,500           2,668,313
  Fred Meyer, Inc.**                             28,200           1,660,275
  Kmart Corp.**                                 128,200           2,155,363
  Rite Aid Corp.                                 76,200           1,905,000
  Ross Stores, Inc.                              57,000           2,497,313
  Toys 'R' Us, Inc.**                           159,400           2,998,713
                                                             --------------
                                                                 16,356,677
                                                             --------------
SEMI-CONDUCTORS & RELATED DEVICES -- 0.7%
  ST Microelectronics NV - New York,
    Registered Shares**                          18,900           1,835,663
                                                             --------------
TELECOMMUNICATIONS -- 1.7%
  Alltel Corp.                                   53,900           3,362,013
  General Instrument Corp.**                     38,900           1,179,156
                                                             --------------
                                                                  4,541,169
                                                             --------------

                                               Number
                                              of Shares           Value
                                             ----------      --------------
TOBACCO -- 1.0%
  RJR Nabisco Holdings Corp.                    106,000      $    2,650,000
                                                             --------------
TRANSPORTATION -- 1.4%
  Kansas City Southern Industries, Inc.          65,900           3,756,300
                                                             --------------
UTILITIES -- 1.1%
  DPL, Inc.                                     171,650           2,832,225
                                                             --------------
WASTE MANAGEMENT -- 1.5%
  Browning-Ferris Industries, Inc.               98,700           3,806,119
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $258,262,016)                                           258,440,564
                                                             --------------
                                                Par
                              Maturity         (000)
                              --------       ----------
SHORT TERM INVESTMENTS -- 1.1%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     4.82%                    04/01/99           $2,500           2,500,000
   Galileo Money Market Fund                        507             506,897
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,006,897)                                               3,006,897
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $261,268,913*)                                       $  261,447,461
                                                             ==============

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                               $ 21,987,217
   Gross unrealized depreciation                                (21,808,669)
                                                               ------------
                                                               $    178,548
                                                               ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP VALUE EQUITY PORTFOLIO

MARCH 31, 1999 (UNAUDITED)
ASSETS
   Investments at value (Cost $261,268,913) ...................     $261,447,461
   Collateral received for securities loaned ..................       30,595,429
   Dividends receivable .......................................          501,878
   Interest receivable ........................................            4,399
   Investments sold receivable ................................        3,263,066
   Capital shares sold receivable .............................            2,936
   Prepaid expenses ...........................................           15,882
                                                                    ------------
          TOTAL ASSETS ........................................      295,831,051
                                                                    ------------

LIABILITIES
   Payable upon return of securities loaned ...................       30,595,429
   Investments purchased payable ..............................        2,149,099
   Capital shares redeemed payable ............................           26,408
   Advisor fee payable ........................................          179,535
   Adminstrative fee payable ..................................           51,181
   Transfer agent fee payable .................................           34,297
   Other accrued expenses payable .............................           76,431
                                                                    ------------
          TOTAL LIABILITIES ...................................       33,112,380
                                                                    ------------

NET ASSETS ....................................................     $262,718,671
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($211,823,405 / 18,602,304) ........           $11.39
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($40,875,665 / 3,594,441) ................           $11.37
                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($4,157,590 / 365,819) ................           $11.37
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.37 / 0.955) ...........................................           $11.91
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($5,489,029 / 484,671) ................           $11.33
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($372,982 / 32,933) ...................           $11.33
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS -- 94.2%
ADVERTISING -- 1.9%
  Outdoor Systems, Inc.**                       172,000      $    5,160,000
  TMP Worldwide, Inc.**                          25,600           1,659,200
                                                             --------------
                                                                  6,819,200
                                                             --------------
BROADCASTING -- 2.6%
  TCA Cable Television, Inc.                    176,400           7,673,400
  USA Networks, Inc.**                           40,000           1,432,500
                                                             --------------
                                                                  9,105,900
                                                             --------------
COMMUNICATIONS -- 1.9%
  At Home Corp., Series A**                      42,600           6,709,500
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 8.5%
  Network Appliance, Inc.**                     175,100           8,864,437
  Novell, Inc.**                                296,400           7,465,575
  Office Depot, Inc.**                          122,500           4,509,531
  VERITAS Software Corp.**                      114,650           9,257,987
                                                             --------------
                                                                 30,097,530
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 9.5%
  BroadVision, Inc.**                            79,800           4,768,050
  CMG Information Services, Inc.**               10,000           1,830,625
  Excite, Inc.**                                 26,800           3,752,000
  Inktomi Corp.**                                33,200           2,846,900
  RealNetworks, Inc. **                          13,000           1,588,437
  Safeguard Scientifics, Inc.**                  61,500           4,170,469
  Siebel Systems, Inc.**                        140,300           6,664,250
  Yahoo!, Inc.**                                 46,600           7,846,275
                                                             --------------
                                                                 33,467,006
                                                             --------------
DURABLE GOODS -- 2.2%
  Waters Corp.**                                 75,000           7,879,687
                                                             --------------
ELECTRONICS -- 8.6%
  Jabil Circuit, Inc.**                         171,300           6,937,650
  Uniphase Corp.**                               75,000           8,634,375
  Vitesse Semiconductor Corp.**                 146,500           7,416,562
  Xilinx, Inc.**                                186,200           7,552,737
                                                             --------------
                                                                 30,541,324
                                                             --------------
ENERGY & UTILITIES -- 2.0%
  Montana Power Co.                              95,100           6,995,794
                                                             --------------
ENTERTAINMENT & LEISURE -- 0.5%
  Premier Parks, Inc.**                          51,000           1,899,750
                                                             --------------
FINANCE -- 2.0%
  E*Trade Group, Inc.**                          65,100           3,796,144
  Firstar Corp.                                  35,000           3,132,500
                                                             --------------
                                                                  6,928,644
                                                             --------------
JEWELRY -- 2.2%
  Tiffany & Co.                                 102,700           7,676,825
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 4.0%
  Healtheon Corp.**                              70,000           2,977,187
  IMS Health, Inc.                               94,000           3,113,750
  Medimmune, Inc.**                             137,200           8,120,525
                                                             --------------
                                                                 14,211,462
                                                             --------------

                                               Number
                                              of Shares          Value
                                             ----------      --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 10.4%
  Biogen, Inc.**                                 65,000      $    7,430,312
  Biomet, Inc.                                  170,000           7,129,375
  Forest Laboratories, Inc.**                   123,600           6,967,950
  Genzyme Corp.**                                70,000           3,530,625
  Sepracor, Inc.**                               31,000           3,479,750
  VISX, Inc.**                                   75,000           8,067,188
                                                             -------------
                                                                 36,605,200
                                                             --------------
PHARMACEUTICALS -- 3.0%
  Immunex Corp.**                                94,000           7,825,500
  QLT PhotoTherapeutics, Inc.**                  70,600           2,876,950
                                                             --------------
                                                                 10,702,450
                                                             --------------
RESTAURANTS -- 1.4%
  Darden Restaurants, Inc.                       71,000           1,464,375
  Papa John's International, Inc.**              75,500           3,331,438
                                                             --------------
                                                                  4,795,813
                                                             --------------
RETAIL MERCHANDISING -- 11.1%
  Abercrombie & Fitch Co.**                     101,000           9,292,000
  Bed, Bath and Beyond, Inc.**                  104,000           3,796,000
  Best Buy, Inc.**                              143,000           7,436,000
  Intimate Brands, Inc.                         158,300           7,618,188
  Staples, Inc.**                               240,400           7,903,150
  Starbucks Corp.**                             119,500           3,353,469
                                                             --------------
                                                                 39,398,807
                                                             --------------
TELECOMMUNICATIONS -- 22.4%
  ADC Telecommunications, Inc.**                 82,000           3,910,375
  Amdocs Ltd.**                                 195,300           4,223,363
  Broadcast.com, Inc.**                          38,400           4,538,400
  Covad Communications Group,
    Inc.**                                       50,000           3,287,500
  Echostar Communications Corp.**               125,000          10,203,125
  Exodus Communications, Inc.**                  22,000           2,959,000
  Jacor Communications, Inc.**                   73,600           5,593,600
  Metromedia Fiber Network, Inc.**              190,000           9,844,375
  Network Solutions, Inc.**                      51,200           5,414,400
  NEXTLINK Communications,
    Inc., Class A**                              55,000           3,080,000
  Qualcomm, Inc.**                               80,500          10,012,188
  Qwest Communications
    International, Inc.**                       130,013           9,373,125
  RCN Corp.**                                   125,000           4,195,313
  Western Wireless Corp., Class A**              75,000           2,718,750
                                                             --------------
                                                                 79,353,514
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $251,021,103)                                           333,188,406
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                Par
AS OF MARCH 31, 1999 (UNAUDITED)  Maturity     (000)             Value
                                  ---------- ----------      --------------
SHORT TERM INVESTMENTS -- 5.8%
   Federal Home Loan Bank
     Discount Notes
     4.72%                        04/14/99      $ 1,500***   $    1,497,401
   Federal Home Loan Mortgage
     Corp. Discount Notes
     4.82%                        04/01/99       15,000          15,000,000
   Galileo Money Market Fund                      3,867           3,866,897
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $20,364,298)                                             20,364,298
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $271,385,401*)                                       $  353,552,704
                                                             ==============

----------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                $84,105,829
   Gross unrealized depreciation                                 (1,938,526)
                                                                -----------
                                                                $82,167,303
                                                                ===========
** Non-income producing security.

***Principal amount of securities pledged as initial margin requirement of $825,000 on 50 Standard & Poor's 500 Stock Index futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $16,166,250, thereby resulting in an unrealized loss of $343,750.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 1999 (UNAUDITED)
ASSETS
   Investments at value (Cost $271,385,401) ...................     $353,552,704
   Collateral received for securities loaned ..................      103,909,859
   Dividends receivable .......................................           19,743
   Interest receivable ........................................           42,571
   Investments sold receivable ................................       10,502,883
   Capital shares sold receivable .............................           64,038
   Prepaid expenses ...........................................           17,022
                                                                    ------------
          TOTAL ASSETS ........................................      468,108,820
                                                                    ------------

LIABILITIES
   Payable upon return of securities loaned ...................      103,909,859
   Investments purchased payable ..............................        7,413,907
   Capital shares redeemed payable ............................           17,753
   Advisor fee payable ........................................          231,942
   Administrative fee payable .................................           56,863
   Transfer agent fee payable .................................           39,939
   Other accrued expenses payable .............................           73,895
   Futures margin payable .....................................          280,000
                                                                    ------------
          TOTAL LIABILITIES ...................................      112,024,158
                                                                    ------------

NET ASSETS ....................................................     $356,084,662
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($297,455,823 / 18,690,299) ........           $15.91
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($44,174,009 / 2,794,959) ................           $15.80
                                                                          ======
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($7,157,188 / 455,071) ................           $15.73
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($15.73 / 0.955) ...........................................           $16.47
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($6,903,988 / 445,163) ................           $15.51
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($393,654 / 25,383) ...................           $15.51
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS -- 97.8%
AIR TRANSPORTATION -- 1.3%
  Airborne Freight Corp.                        224,300      $    6,981,337
  Atlantic Coast Airlines, Inc.**                40,700           1,144,687
                                                             --------------
                                                                  8,126,024
                                                             --------------
BANKS -- 6.0%
  BankAtlantic Bancorp, Inc. Class A            425,460           3,004,811
  BankAtlantic Bancorp, Inc. Class B            176,524           1,224,635
  Banknorth Group, Inc.                         322,000           9,096,500
  Commerce Bancorp, Inc.                        166,919           6,885,409
  Cullen/Frost Bankers                           80,500           3,858,969
  GBC Bancorp                                   291,900           4,378,500
  Roslyn Bancorp, Inc.                          126,280           2,130,975
  Susquehanna Bancshares, Inc.                  396,675           7,288,903
                                                             --------------
                                                                 37,868,702
                                                             --------------
CHEMICALS -- 2.1%
  Bush Boake Allen, Inc.**                      220,700           6,069,250
  Crompton & Knowles Corp.                      463,600           7,301,700
                                                              -------------
                                                                 13,370,950
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 2.5%
  Bell and Howell Co.**                         207,800           6,091,137
  Bell Micro Products, Inc.**                   339,000           2,055,187
  Hutchinson Technology, Inc.**                  86,800           2,159,150
  United Stationers, Inc.**                     360,700           5,500,675
                                                             --------------
                                                                 15,806,149
                                                             --------------
CONSTRUCTION -- 2.3%
  Dal-Tile International, Inc.**                873,800           7,918,812
  Lone Star Industries, Inc.                    203,600           6,311,600
                                                             --------------
                                                                 14,230,412
                                                             --------------
CONTAINERS -- 0.7%
  Silgan Holdings, Inc.**                       253,700           4,233,619
                                                             --------------
DURABLE GOODS -- 1.6%
  Kellwood Co.                                  290,000           6,398,125
  Wellman, Inc.                                 392,300           3,481,662
                                                             --------------
                                                                  9,879,787
                                                             --------------
ELECTRONICS -- 8.8%
  BEI Technologies, Inc.                        177,800           1,911,350
  Belden, Inc.                                  292,940           4,998,289
  Cable Design Technologies, Inc.**             292,500           3,217,500
  Dallas Semiconductor Corp.                    242,600           9,370,425
  DII Group, Inc.**                             133,300           3,899,025
  Electro Scientific Industries, Inc.**         155,600           7,235,400
  Holophane Corp.**                             347,775           7,651,050
  Marshall Industries**                         133,100           1,796,850
  Oak Industries, Inc.**                        187,100           5,940,425
  Park Electrochemical Corp.                    267,100           6,276,850
  Tektronix, Inc.                               129,700           3,274,925
                                                             --------------
                                                                 55,572,089
                                                             --------------
ENERGY & UTILITIES -- 11.4%
  C & D Technology, Inc.                        339,300           8,440,087
  Cilcorp, Inc.                                  96,200           5,778,012
  Cleco Corp.                                   177,300           5,230,350
  Eastern Enterprises, Inc.                     104,500           3,801,187
  Interstate Energy Corp.                       253,692           6,722,838
  Mitchell Energy & Development
    Corp.                                       260,900           3,261,250

                                               Number
                                              of Shares           Value
                                             ----------      --------------
ENERGY & UTILITIES (CONTINUED)
  Piedmont Natural Gas, Inc.                    120,700      $    4,224,500
  Santa Fe Energy Resources, Inc.**           1,248,100           9,126,731
  Sierra Pacific Resources Corp.                160,460           5,646,186
  Tesoro Petroleum Corp.**                      393,300           4,326,300
  TNP Enterprises, Inc.                         165,300           4,752,375
  UGI Corp. Holding Co.                         134,810           2,249,642
  USEC, Inc.                                    263,100           3,584,737
  Washington Gas Light Corp.                    199,000           4,502,375
                                                             --------------
                                                                 71,646,570
                                                             --------------
FINANCE -- 4.5%
  ARM Financial Group, Inc., Class A            369,000           5,511,937
  Astoria Financial Corp.                        78,200           3,910,000
  Metris Companies, Inc.                        100,624           4,062,694
  Peoples Heritage Financial Group,
    Inc.                                        502,200           9,039,600
  PFF Bancorp, Inc.**                                35                 612
  Webster Financial Corp.                       202,800           5,855,850
                                                             --------------
                                                                 28,380,693
                                                             --------------
FOOD & AGRICULTURE -- 3.2%
  Del Monte Foods Co.**                         366,300           4,830,581
  Earthgrains Co.                               338,700           7,514,906
  Suiza Foods Corp.**                           219,700           7,401,144
                                                             --------------
                                                                 19,746,631
                                                             --------------
GLASS -- 0.6%
  Libbey, Inc.                                  130,000           4,030,000
                                                             --------------
INSURANCE -- 4.7%
  Enhance Financial Services Group,
    Inc.                                        312,200           7,102,550
  ESG Re Ltd.                                   410,200           6,511,925
  Penn Treaty American Corp.**                  280,200           6,952,462
  PXRE Corp.                                    267,500           4,815,000
  W.R. Berkley Corp.                            181,605           4,449,322
                                                             --------------
                                                                 29,831,259
                                                             --------------
JEWELRY -- 1.7%
  Finlay Enterprises, Inc.**                    288,200           3,116,163
  Movado Group, Inc.                            314,012           7,850,300
                                                             --------------
                                                                 10,966,463
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 4.4%
  Alamo Group, Inc.                             230,360           1,814,085
  Brown & Sharpe Manufacturing
    Co., Class A**                              246,700           1,218,081
  JLG Industries, Inc.                          270,000           3,678,750
  Pentair, Inc.                                 181,000           6,108,750
  Plantronics, Inc.**                            80,820           5,056,301
  Terex Corp.                                   160,600           3,874,475
  US Can Corp.**                                391,600           5,776,100
                                                             --------------
                                                                 27,526,542
                                                             --------------
MEDIA -- 1.1%
  Valassis Communication, Inc.**                136,100           7,043,175
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 1.8%
  Integrated Health Services, Inc.              488,100           2,684,550
  Quorum Health Group, Inc.**                   359,200           3,592,000
  Sierra Health Services, Inc.**                393,900           5,120,700
                                                             --------------
                                                                 11,397,250
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONTINUED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS & SUPPLIES -- 3.1%
  ADAC Laboratories**                           410,500      $    5,593,063
  Hologic, Inc.**                               308,800           2,798,500
  Maxxim Medical, Inc.**                        259,500           4,898,063
  Mentor Corp.                                  292,000           4,288,750
  Perrigo Co.**                                 298,800           2,166,300
                                                             --------------
                                                                 19,744,676
                                                             --------------
METAL & MINING -- 5.0%
  Gibraltar Steel Corp.                         397,300           7,921,169
  Mueller Industries, Inc.**                    353,400           7,907,325
  RTI International Metals, Inc.**              465,300           4,362,188
  Steel Dynamics, Inc.**                        465,900           7,716,469
  Wolverine Tube, Inc.**                        176,100           3,720,113
                                                             --------------
                                                                 31,627,264
                                                             --------------
MISCELLANEOUS SERVICES -- 1.6%
  CDI Corp.**                                   252,700           6,080,594
  Norrell Corp.                                 286,000           3,735,875
                                                             --------------
                                                                  9,816,469
                                                             --------------
MOTOR VEHICLES -- 2.1%
  Borge-Warner Automotive, Inc.                 173,200           8,281,125
  Tower Automotive, Inc.**                      270,800           5,043,650
                                                             --------------
                                                                 13,324,775
                                                             --------------
OIL & GAS -- 2.1%
  Oneok, Inc.                                   119,100           2,947,725
  Pride International, Inc.**                   800,742           6,606,122
  Valero Energy Corp.                           149,900           3,728,763
                                                             --------------
                                                                 13,282,610
                                                             --------------
PAPER & FOREST PRODUCTS -- 2.6%
  Caraustar Industries, Inc.                    289,100           6,649,300
  Chesapeake Corp.                               57,600           1,562,400
  Mail-Well, Inc.**                             608,800           8,142,700
                                                             --------------
                                                                 16,354,400
                                                             --------------
PHARMACEUTICALS -- 0.4%
  Barr Labs, Inc.**                              71,700           2,186,850
                                                             --------------
REAL ESTATE -- 9.4%
  Alexandria Real Estate Equities,
    Inc.                                        152,900           4,042,294
  Bedford Property Investors, Inc.              268,900           3,932,663
  Brandywine Realty Trust                       263,300           4,278,625
  BRE Properties, Inc.                          139,500           3,156,188
  Burnham Pacific Properties, Inc.              291,000           3,055,500
  Camden Property Trust                         233,700           5,784,075
  Chelsea GCA Realty, Inc.                      167,600           4,671,850
  Felcor Lodging Trust, Inc.                    147,650           3,423,634
  Glenborough Realty Trust, Inc.                307,800           5,232,600
  Highwoods Properties, Inc.                    187,400           4,415,613
  Lennar Corp.                                  320,665           7,174,879
  Patriot American Hospitality, Inc.            191,612             982,012
  Prentiss Properties Trust                     338,200           6,298,975
  Prison Realty Corp.                           157,200           2,741,175
                                                             --------------
                                                                 59,190,083
                                                             --------------

                                               Number
                                              of Shares          Value
                                             ----------      --------------
RESTAURANTS -- 1.8%
  CKE Restaurants, Inc.                         273,300      $    5,397,675
  Ruby Tuesday, Inc.                            326,900           5,679,888
                                                             --------------
                                                                 11,077,563
                                                             --------------
RETAIL MERCHANDISING -- 2.8%
  Bon Ton Stores, Inc.**                        368,000           2,714,000
  Dress Barn, Inc.**                            289,100           4,011,263
  Duane Reade, Inc.**                           235,900           6,575,713
  Enesco Group, Inc.                            237,300           4,286,231
                                                             --------------
                                                                 17,587,207
                                                             --------------
TELECOMMUNICATIONS -- 1.3%
  CommScope, Inc.**                             391,800           8,203,313
                                                             --------------
TEXTILES -- 1.6%
  Burlington Coat Factory Warehouse
    Corp.                                       119,300           1,401,775
  Guilford Mills, Inc.                          353,200           3,090,500
  Tropical Sportswear International
    Corp.**                                     267,200           5,444,200
                                                             --------------
                                                                  9,936,475
                                                             --------------
TOBACCO -- 1.5%
  UST, Inc.                                     420,800           9,191,850
                                                             --------------
TRANSPORTATION -- 2.6%
  Budget Group, Inc., Class A**                 346,500           4,244,625
  Midwest Express Holdings, Inc.**              200,215           5,881,316
  Teekay Shipping Corp.                         390,500           6,443,250
                                                             --------------
                                                                 16,569,191
                                                             --------------
WHOLESALE - GROCERIES & GENERAL LINE -- 1.2%
  Richfood Holdings, Inc.                       343,800           7,413,188
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $650,018,927)                                           615,162,229
                                                             --------------
                                                Par
                                  Maturity     (000)
                                 ----------  ---------
SHORT TERM INVESTMENTS -- 2.1%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     4.82%                        04/01/99      $12,000          12,000,000
   Galileo Money Market Fund                      1,022           1,021,999
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $13,021,999)                                             13,021,999
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)                                 Value
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $663,040,926*)                            99.9%      $  628,184,228

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                      0.1%             927,442
                                                 ------      --------------
NET ASSETS (Applicable to 36,705,694
  Institutional shares, 5,175,582
  Service shares, 2,506,369 Investor A
  shares, 1,357,021 Investor B shares
  and 360,525 Investor C shares
  outstanding)                                   100.0%      $  629,111,670
                                                 ======      ==============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($501,394,666 / 36,705,694)                                        $13.66
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($70,646,116 / 5,175,582)                                          $13.65
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($34,199,317 / 2,506,369)                                          $13.64
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($13.64 / 0.955)                                                   $14.28
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($18,070,744 / 1,357,021)                                          $13.32
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($4,800,827 / 360,525)                                             $13.32
                                                                     ======

--------------------
* Also cost for Federal income tax purpose. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                             $   80,295,358
   Gross unrealized depreciation                               (115,152,056)
                                                             --------------
                                                             $  (34,856,698)
                                                             ==============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                                Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS -- 90.5%
ADVERTISING -- 2.8%
  Catalina Marketing Corp.**                    309,000      $   26,535,375
  TMP Worldwide, Inc.**                         275,500          17,855,844
                                                             --------------
                                                                 44,391,219
                                                             --------------
AEROSPACE -- 0.2%
  Aviation Sales Co.**                           69,700           3,101,650
                                                             --------------
BANKS -- 0.6%
  Investors Financial Service Co.               330,300           9,496,125
                                                             --------------
BUSINESS SERVICES -- 5.2%
  Great Plains Software, Inc.**                 124,400           4,812,725
  International Network Services**              498,761          34,882,097
  ISS Group, Inc.**                             205,900          16,369,050
  Kroll-O'Gara Co.**                            105,700           2,867,112
  Lason Holdings, Inc.**                        418,200          23,523,750
                                                             --------------
                                                                 82,454,734
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 21.4%
  Abovenet Communications, Inc.**               135,800          17,772,825
  Advantage Learning Systems, Inc.**            451,500          14,024,719
  Affiliated Computer Services, Inc.**          305,800          13,990,350
  Answerthink Consulting Group, Inc.**          216,900           6,073,200
  Bindview Development Corp.**                   71,900           2,237,887
  Business Objects S.A. ADR**                    98,035           2,910,414
  Check Point Software Technologies
    Ltd.**                                      266,800          11,472,400
  Clarify, Inc.**                               627,300          16,741,069
  Concentric Networking Corp.**                 267,900          20,025,525
  Concord Communications, Inc.**                331,600          18,901,200
  Critical Path, Inc.**                          34,300           2,641,100
  EarthLink Network, Inc.**                     158,000           9,480,000
  Excite, Inc.**                                 72,600          10,164,000
  Factset Research Systems, Inc.                 65,100           2,815,575
  Infoseek Corp.**                              296,000          21,904,000
  Inktomi Corp.**                               146,000          12,519,500
  Intervu, Inc.**                               117,800           5,227,375
  MindSpring Enterprises, Inc.**                115,800           9,966,037
  National Computer Systems, Inc.               579,900          14,207,550
  New Era of Networks, Inc.**                   346,200          23,455,050
  Progress Software Corp.**                     451,600          15,410,850
  PSINet, Inc.**                                287,200          12,223,950
  SanDisk Corp.**                               137,500           3,643,750
  Verio, Inc.**                                 113,400           5,230,575
  Verisign, Inc.**                              253,200          38,992,800
  VERITAS Software Corp.**                      262,075          21,162,556
  Vignette Corp.**                              117,300           8,826,825
                                                             --------------
                                                                342,021,082
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 8.5%
  Doubleclick, Inc.**                            64,600          11,761,237
  Macromedia, Inc.**                            630,000          28,546,875
  Mercury Interactive Corp.**                   669,800          23,861,625
  Peregrine Systems, Inc.**                   1,066,200          35,850,975
  Sylvan Learning Systems, Inc.**               260,900           7,142,137
  USWeb Corp.**                                 471,300          19,441,125
  Whittman-Hart, Inc.**                         432,300           9,294,450
                                                             --------------
                                                                135,898,424
                                                             --------------
CONSTRUCTION -- 0.0%
  Morrison Knudsen Corp.**                          162                 648
                                                             --------------

                                               Number
                                              of Shares          Value
                                             ----------      --------------
ELECTRONICS -- 10.0%
  Dendrite International, Inc.**                170,100      $    3,795,356
  Flextronics International Ltd.**              408,900          20,853,900
  Gentex Corp.**                                502,400          10,833,000
  MIPS Technologies, Inc.**                     575,400          35,099,400
  PMC-Sierra, Inc.**                            288,800          20,558,950
  Power Intergrations, Inc.**                   210,100           6,670,675
  Powerwave Technologies, Inc.**                127,800           3,626,325
  QLogic Corp.**                                352,600          23,668,275
  SDL, Inc.**                                    37,500           3,403,125
  Semtech Corp.**                                16,700             532,313
  TranSwitch Corp.**                            195,900           8,864,475
  Tweeter Home Entertainment Group,
    Inc.**                                      159,500           5,143,875
  Vitesse Semiconductor Corp.**                 346,437          17,538,373
                                                             --------------
                                                                160,588,042
                                                             --------------
ENERGY & UTILITIES -- 0.6%
  Catalytica, Inc.**                            829,400           9,123,400
                                                             --------------
ENTERTAINMENT & LEISURE -- 3.3%
  Championship Auto Racing Teams,
    Inc.**                                      399,600          11,638,350
  Cinar Films, Inc., Class B **                 662,100          15,228,300
  Hollywood Entertainment Corp.**               196,400           3,657,950
  Speedway Motorsports, Inc.**                  528,600          21,804,750
                                                             --------------
                                                                 52,329,350
                                                             --------------
FINANCE -- 1.4%
  Marketwatch.com, Inc.**                       134,200           9,914,025
  NCO Group, Inc.**                             347,750          12,866,750
  Valutron Distribution Trust **                 10,000                   0
                                                             --------------
                                                                 22,780,775
                                                             --------------
FOOD & AGRICULTURE -- 0.3%
  Celestial Seasonings, Inc.**                  118,250           2,557,156
  Merkert American Corp.**                      153,400           1,668,225
                                                             --------------
                                                                  4,225,381
                                                             --------------
FURNITURE -- 0.4%
  Select Comfort Corp.**                        216,000           6,021,000
                                                             --------------
INSURANCE -- 0.1%
  Insurance Management Solutions
    Group, Inc.**                               183,400           1,650,600
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 1.2%
  Advanced Energy Industries, Inc.**            266,100           6,269,981
  Brooks Automation, Inc.**                     228,100           5,103,738
  Helix Technology Corp.                        270,856           4,164,411
  PRI Automation, Inc.**                        155,700           3,269,700
                                                             --------------
                                                                 18,807,830
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 5.6%
  Eclipsys Corp.**                               60,495           1,277,957
  Healtheon Corp.**                             204,700           8,706,147
  MedQuist, Inc.**                              753,500          22,605,000
  Patterson Dental Co.**                        375,000          16,218,750
  Renal Care Group, Inc.**                      757,650          14,868,881
  Serologicals Corp.**                          324,450           4,400,353
  Sunrise Assisted Living, Inc.**               453,400          20,658,038
  Veterinary Centers of America, Inc.**          65,800             929,425
                                                             --------------
                                                                 89,664,551
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS & SUPPLIES -- 1.8%
  Hanger Orthopedic Group, Inc.**               222,300      $    3,001,050
  Minimed, Inc.**                               140,300          14,257,988
  Osteotech, Inc.**                             276,150           9,492,656
  Perclose, Inc.**                               86,500           2,681,500
                                                             --------------
                                                                 29,433,194
                                                             --------------
MOTOR VEHICLES -- 0.7%
  CSK Auto Corp.**                              377,100          11,289,431
                                                             --------------
OIL & GAS -- 0.5%
  Atwood Oceanics, Inc.**                       134,800           4,044,000
  Core Laboratories N.V. ADR**                  216,900           3,809,306
                                                             --------------
                                                                  7,853,306
                                                             --------------
PERSONAL SERVICES -- 0.5%
  Bright Horizons Family Solutions,
    Inc.**                                       15,500             339,063
  DeVry, Inc.**                                 298,600           8,659,400
                                                             --------------
                                                                  8,998,463
                                                             --------------
PHARMACEUTICALS -- 3.6%
  Alkermes, Inc.**                              438,000          11,935,500
  Andrx Corp.**                                  31,700           2,888,663
  Coulter Pharmaceutical, Inc.**                494,000          10,744,500
  Millennium Pharmaceuticals, Inc.**            472,800          14,775,000
  Shire Pharmaceuticals Group
    PLC ADR**                                   769,200          17,547,375
                                                             --------------
                                                                 57,891,038
                                                             --------------
RESTAURANTS -- 1.0%
  Papa John's International, Inc.**             365,310          16,119,304
                                                             --------------
RETAIL MERCHANDISING -- 8.5%
  Action Performance Co., Inc.**                378,600          11,405,325
  Ann Taylor Stores Corp.**                     547,500          24,192,656
  Children's Place Retail Stores, Inc.**        477,500          12,862,656
  Claire's Stores, Inc.                         551,300          16,607,913
  Cost Plus, Inc.**                             256,600           7,537,625
  dELiA*s, Inc.**                               204,300           6,435,450
  Linens 'N Things, Inc.**                      828,000          37,570,500
  Pacific Sunwear of California, Inc.**         579,100          20,123,725
                                                             --------------
                                                                136,735,850
                                                             --------------
TELECOMMUNICATIONS -- 12.3%
  Aware, Inc.**                                 361,300          16,981,100
  Carrier Access Corp.**                        298,700          23,093,244
  CNET, Inc.**                                   81,500           7,508,188
  Com21, Inc.**                                  54,400           1,428,000
  CSG Systems International, Inc.**             666,300          26,277,206
  Entercom Communications Corp.**               220,600           7,803,725
  Geotel Communications Corp.**                 623,600          28,607,650
  ITC Deltacom, Inc.**                           67,300           1,467,981
  Metromedia Fiber Network, Inc.**              845,200          43,791,925
  Nielson Media Research, Inc.                  293,300           7,240,844
  Pinnacle Holdings, Inc.**                     474,700           7,179,838
  Quanta Services, Inc.**                       380,000           9,666,250
  RF Micro Devices, Inc.**                      133,600          12,783,850
  Terayon Communications Systems,
    Inc.**                                       85,900           3,436,000
                                                             --------------
                                                                197,265,801
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,078,003,440)                                       1,448,141,198
                                                             --------------

                                                Par
                                Maturity       (000)             Value
                                --------     ----------      --------------
CORPORATE BONDS -- 0.6%
   Speedway Motorsports, Inc.
     5.75%                      09/30/03        $ 7,000      $   10,062,500
   (Cost $7,000,000)                                         --------------

SHORT TERM INVESTMENTS -- 8.9%
   Federal Home Loan Bank
     Discount Notes
     4.80%                      04/01/99          9,590           9,590,000
   Federal Home Loan Mortgage Corp.
     Discount Notes
     4.82%                      04/01/99        120,410         120,410,000
     4.72%                      04/14/99          2,800***        2,795,148
     4.74%                      05/14/99          2,200***        2,187,544
   Galileo Money Market Fund                      7,288           7,288,232
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $142,270,924)                                           142,270,924
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,227,274,364*)                                     $1,600,474,622
                                                             ==============

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                             $  423,036,775
   Gross unrealized depreciation                                (49,836,517)
                                                             --------------
                                                             $  373,200,258
                                                             ==============
** Non-income producing security.

***Principal amount of securities pledged as initial margin requirement of $3,300,000 on 200 Standard & Poor's 500 Stock Index futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $64,665,000, thereby resulting in an unrealized loss of $1,344,875.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP GROWTH EQUITY PORTFOLIO

MARCH 31, 1999 (UNAUDITED)
ASSETS
   Investments at value (Cost $1,227,274,364) .................   $1,600,474,622
   Collateral received for securities loaned ..................      280,182,101
   Dividends receivable .......................................           58,502
   Interest receivable ........................................       20,371,013
   Investments sold receivable ................................           32,263
   Futures sold receivable ....................................           15,806
                                                                  --------------
          TOTAL ASSETS ........................................    1,901,134,307
                                                                  --------------

LIABILITIES
   Payable upon return of securities loaned ...................      280,182,101
   Investments purchased payable ..............................       52,198,986
   Capital shares redeemed payable ............................          361,779
   Advisor fee payable ........................................          674,687
   Administrative fee payable .................................          282,831
   Transfer agent fee payable .................................          136,369
   Other accrued expenses payable .............................          384,010
   Futures margin payable .....................................        1,120,000
                                                                  --------------
          TOTAL LIABILITIES ...................................      335,340,763
                                                                  --------------

NET ASSETS ....................................................   $1,565,793,544
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,265,994,091 / 56,063,007) ......           $22.58
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($165,457,545 / 7,449,632) ...............           $22.21
                                                                          ======
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($75,662,774 / 3,431,409) .............           $22.05
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($22.05 / 0.955) ...........................................           $23.09
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($44,786,835 / 2,087,814) .............           $21.45
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($13,892,299 / 647,643) ...............           $21.45
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           MICRO-CAP EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares            Value
                                             ----------      -------------
COMMON STOCKS -- 82.9%
BUSINESS SERVICES -- 9.3%
  Rowecom, Inc.**                                30,000      $    1,308,750
  Pegasus Systems, Inc.**                        30,000           1,196,250
  SOFTWORKS, Inc.**                              43,800             624,150
  TSI International Software Ltd.**              20,000             976,250
                                                             --------------
                                                                  4,105,400
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 13.4%
  ACT Networks, Inc.**                           40,000             770,000
  Allaire Corp.**                                25,000           1,700,000
  Computer Network Technology Corp.**            52,900             853,013
  Emulex Corp.**                                 28,000             924,000
  Miami Computer Supply Corp.**                  30,000             598,125
  Proxim, Inc.**                                 35,000           1,006,250
                                                             --------------
                                                                  5,851,388
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 24.5%
  Autoweb.com, Inc.**                            25,000             890,625
  Bindview Development Corp.**                   12,500             389,062
  Bottomline Technology, Inc.**                   1,000              63,812
  Clarify, Inc.**                                25,000             667,187
  Concur Technologies, Inc.**                    32,000           1,444,000
  Exchange Applications, Inc.**                  29,000             728,625
  Globix Corp.**                                 30,000           1,119,375
  International Integration, Inc.**              50,000           1,600,000
  Miningco.com, Inc.**                           12,200           1,091,900
  Multex.com, Inc.**                             15,000             937,500
  Verity, Inc.**                                 16,600             556,100
  Verticalnet, Inc.**                             6,500             675,188
  Wiztec Solutions Ltd.**                        35,000             627,813
                                                             --------------
                                                                 10,791,187
                                                             --------------
ELECTRONICS -- 10.2%
  American Xtal Technology, Inc.**               55,000           1,237,500
  hi/fn, Inc.**                                  24,000             900,000
  Power Intergrations, Inc.**                    30,000             952,500
  Semtech Corp.**                                 1,100              35,063
  TranSwitch Corp.**                             30,000           1,357,500
                                                             --------------
                                                                  4,482,563
                                                             --------------
ENTERTAINMENT & LEISURE -- 3.5%
  JAKKS Pacific, Inc.**                          40,000             740,000
  Tweeter Home Entertainment Group,
    Inc.**                                       25,000             806,250
                                                             --------------
                                                                  1,546,250
                                                             --------------
FURNITURE -- 2.0%
  School Specialty, Inc.**                       44,000             860,750
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 3.2%
  Aurora Biosciences Corp.**                    100,000             671,875
  Proxymed, Inc.**                               55,000             742,500
                                                             --------------
                                                                  1,414,375
                                                             --------------

                                               Number
                                              of Shares           Value
                                             ----------      --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.7%
  Xomed Surgical Products, Inc.**                30,000      $    1,177,500
                                                             --------------
PHARMACEUTICALS -- 1.5%
  Anesta Corp.**                                 20,000             451,250
  Professional Detailing, Inc.**                  7,500             196,406
                                                             --------------
                                                                    647,656
                                                             --------------
RETAIL MERCHANDISING -- 3.7%
  Cheap Tickets, Inc.**                          11,000             369,875
  dELiA*s, Inc.**                                40,000           1,260,000
                                                             --------------
                                                                  1,629,875
                                                             --------------
TELECOMMUNICATIONS -- 8.9%
  CTC Communications Corp.**                     35,000             433,125
  Harmonic Lightwaves, Inc.**                    45,000           1,243,125
  NorthEast Optic Network, Inc.**                75,000           1,059,375
  Price Communications Corp.**                   75,000             834,375
  Terayon Communications Systems,
    Inc.**                                        9,000             360,000
                                                             --------------
                                                                  3,930,000
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $28,625,352)                                             36,436,944
                                                             --------------
                                                Par
                                   Maturity    (000)
                                   --------  ----------
SHORT TERM INVESTMENTS -- 17.1%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     4.82%                         04/01/99      $7,000           7,000,000
   Galileo Money Market Fund                        525             525,187
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,525,187)                                               7,525,187
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $36,150,539*)                                        $   43,962,131
                                                             ==============

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                             $    8,286,997
   Gross unrealized depreciation                                   (475,405)
                                                             --------------
                                                             $    7,811,592
                                                             ==============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           MICRO-CAP EQUITY PORTFOLIO

MARCH 31, 1999 (UNAUDITED)
ASSETS
   Investments at value (Cost $36,150,539) ....................      $43,962,131
   Collateral received for securities loaned ..................        3,699,100
   Interest receivable ........................................            3,608
   Capital shares sold receivable .............................          491,378
   Prepaid expenses ...........................................           76,753
                                                                     -----------
          TOTAL ASSETS ........................................       48,232,970
                                                                     -----------

LIABILITIES
   Payable upon return of securities loaned ...................        3,699,100
   Investments purchased payable ..............................        2,995,336
   Capital shares redeemed payable ............................            5,261
   Advisor fee payable ........................................               83
   Administrative fee payable .................................            6,369
   Transfer agent fee payable .................................            9,859
   Other accrued expenses payable .............................          120,121
                                                                     -----------
          TOTAL LIABILITIES ...................................        6,836,129
                                                                     -----------

NET ASSETS ....................................................      $41,396,841
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($5,514,105 / 347,312) .............           $15.88
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($117,128 / 7,391) .......................           $15.85
                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($12,871,184 / 813,194) ...............           $15.83
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($15.83 / 0.950) ...........................................           $16.66
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($17,641,824 / 1,120,540) .............           $15.74
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,252,600 / 333,610) ................           $15.74
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                         INTERNATIONAL EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS -- 97.8%
AUSTRALIA -- 1.4%
  Goodman Fielder Ltd.                        2,300,000      $    2,371,851
  John Fairfax Holdings Ltd.                  1,300,000           3,201,705
  National Australia Bank Ltd.                  279,000           5,047,800
  North, Ltd.                                 1,970,000           3,122,578
  Telstra Corporation Ltd.                      614,000           3,200,802
                                                             --------------
                                                                 16,944,736
                                                             --------------
DENMARK -- 0.7%
  Teledanmark Series B                           90,000           8,915,641
                                                             --------------
FINLAND -- 1.1%
  Nokia AB, Class A                              90,000          14,486,980
                                                             --------------
FRANCE -- 11.1%
  Alcatel Alsthom                                75,000           8,623,202
  Axa SA                                        148,500          19,687,136
  Compagnie Generale des Eaux                    70,000          17,222,654
  Dexia France                                   77,200          10,793,065
  Elf Aquitaine SA                               80,000          10,864,965
  France Telecommunications SA                   89,000           7,196,636
  Groupe Danone                                  62,000          15,602,410
  Lafarge SA                                    150,000          13,521,829
  Suez Lyonnaise des Eaux                        93,500          17,301,356
  Total SA                                      149,500          18,415,544
                                                             --------------
                                                                139,228,797
                                                             --------------
GERMANY -- 6.7%
  Allianz AG                                     46,750          14,217,596
  DaimlerChrysler AG                            159,900          13,913,655
  Hoechst AG                                    156,000           6,635,575
  MAN AG                                        524,000          14,793,151
  Mannesmann AG                                 126,900          15,741,255
  Siemens AG                                    134,000           8,795,613
  Veba AG                                       195,125          10,269,404
                                                             --------------
                                                                 84,366,249
                                                             --------------
HONG KONG -- 1.5%
  Dao Heng Bank Group Ltd.                    1,467,400           4,847,435
  Hong Kong Electric Holdings Ltd.            2,228,000           6,741,888
  Hutchinson Whampoa Ltd.                       739,000           5,816,983
  South China Morning Post
    Holdings Ltd.                             3,700,000           2,053,022
                                                             --------------
                                                                 19,459,328
                                                             --------------
ITALY -- 6.5%
  Banca Nazionale del Lovoro SpA**            1,345,000           4,704,625
  ENI SpA                                     1,984,000          12,637,215
  Istituto Nazionale delle
    Assicurazioni SpA**                       4,000,000          12,091,376
  Telecom Italia Mobile SpA                   1,100,000           7,398,411
  Telecom Italia SpA                          2,580,000          27,407,695
  Unicredito Italiano SpA                     3,300,000          17,813,188
                                                             --------------
                                                                 82,052,510
                                                             --------------
JAPAN -- 23.3%
  Bridgestone Corp.                             511,000          13,030,648
  Daiwa Securities Co. Ltd.                   2,244,000          12,031,914
  Eisai Co. Ltd.                                538,000          11,243,348
  Fuji Photo Film Co.                           290,000          10,970,191
  Hitachi Ltd.                                1,313,000           9,723,049
  Honda Motor Co. Ltd.                          202,000           9,125,219
  Industrial Bank Of Japan Ltd.               1,370,000           9,254,410

                                               Number
                                              of Shares           Value
                                             ----------      --------------
JAPAN (CONTINUED)
  Ito-Yokado Co. Ltd.                           163,000      $   10,487,712
  Kuraray Co. Ltd.                            1,095,000          11,881,066
  Mabuchi Motors Co. Ltd.                       140,000          10,426,410
  Matsushita Electric Industrial Co.            590,000          11,508,061
  Mitsubishi Heavy Industries Ltd.            2,040,000           9,215,568
  Mitsui Fudosan Co. Ltd.                     1,411,000          12,712,460
  Nintendo Co. Ltd.                              97,000           8,370,681
  Nippon Seiko Ltd.                           1,082,000           5,024,908
  Nippon Telegraph & Telephone
    Corp.                                        12,690          12,429,618
  Nishimatsu Construction Co. Ltd.            1,985,000          10,458,834
  NTT Mobile Communication
    Network, Inc.                                   820           4,050,493
  Ricoh Co.                                   1,008,000          10,528,546
  Sanwa Bank Ltd.                               988,000          10,720,085
  Sekisui Chemical Co.                        1,398,000           9,951,142
  Shin-Etsu Chemical Co.                        426,000          11,186,859
  Shiseido Co. Ltd.                             530,000           7,339,355
  Sony Corp.                                     60,000           5,547,579
  Sumitomo Bank Ltd.                            820,000          11,099,043
  Sumitomo Marine & Fire Insurance
    Co.                                       2,066,000          13,223,234
  Suzuki Motor Co. Ltd.                         672,000           8,914,226
  Teijin Ltd.                                 2,300,000           9,283,118
  Toshiba Corp.                                 700,000           4,781,726
  Toyota Motor Corp.                            132,000           3,823,017
  Tsubaki Nakashima Co., Ltd.                   530,000           3,557,797
  Yamanashi Chuo Bank Ltd.                      202,000             776,070
                                                             --------------
                                                                292,676,387
                                                             --------------
NETHERLANDS -- 7.5%
  Equant NV**                                   178,000          13,528,523
  Internationale Nederlanden Groep
    NV                                          230,597          12,708,875
  Koninklijke Ahold NV                          270,000          10,347,843
  Koninklijke Philips Electronics NV            232,000          18,897,526
  Laurus NV                                     164,920           4,006,024
  Vedior NV CVA                                 432,490          10,015,233
  Vendex Non-Food NV                            235,600           5,684,739
  Verenigde Nederlandse
    Uitgeversbedrijven Verenigd Bezit           480,000          18,707,086
                                                             --------------
                                                                 93,895,849
                                                             --------------
NORWAY -- 0.2%
  Petroleum Geo Services ASA**                  192,100           2,932,923
                                                             --------------
SINGAPORE -- 4.1%
  Development Bank of Singapore,
    Ltd.                                      1,343,000          10,178,422
  Singapore Airlines Ltd.                     1,033,000           7,470,393
  Singapore Press Holdings Ltd.               1,196,012          13,216,061
  Singapore Telecommunications
    Ltd.                                      8,411,000          11,970,599
  United Overseas Bank Ltd.                   1,405,000           8,778,761
                                                             --------------
                                                                 51,614,236
                                                             --------------
SPAIN -- 2.8%
  Argentaria Caja Postal Y Banco
    Hipotecario de Espana SA                    693,000          16,653,906
  Endesa SA                                     175,000           4,417,131
  Telefonica de Espana SA                       330,000          13,997,603
                                                             --------------
                                                                 35,068,640
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS (CONTINUED)
SWITZERLAND -- 5.2%
  Credit Suisse Group                            51,400      $    9,584,434
  Nestle SA                                       5,750          10,446,070
  Novartis Ltd.                                   6,836          11,088,900
  Roche Holding AG                                1,630          19,877,377
  UBS-AG Registered                              47,500          14,922,474
                                                             --------------
                                                                 65,919,255
                                                             --------------
UNITED KINGDOM -- 25.7%
  Abbey National PLC                            500,000          10,283,155
  Asda Group PLC                              2,700,000           6,581,542
  Bank of Ireland PLC                           610,000          12,727,624
  Barclays PLC                                  305,000           8,769,013
  BG PLC                                      1,800,000          10,576,959
  Boots Co. PLC                                 250,000           3,610,001
  BP Amoco PLC                                1,750,000          29,620,571
  British Aerospace PLC                       1,175,000           7,852,811
  British Telecommunications PLC              1,300,000          21,216,876
  Bryant Group PLC                            2,395,000           4,813,509
  Cable & Wireless PLC                          355,500           4,441,887
  Cadbury Schweppes PLC                         490,000           7,111,197
  Diageo PLC                                    780,000           8,763,766
  General Electric Co. PLC                      875,000           7,888,931
  Glaxo Wellcome PLC                            725,000          24,296,980
  Granada Group PLC                             440,000           8,914,220
  Halifax PLC                                   610,000           7,479,017
  HSBC Holdings PLC                             295,000           9,514,905
  Jarvis Hotels PLC                           1,655,000           4,087,675
  Kingfisher PLC                                670,000           8,447,200
  Land Securities PLC                           390,000           5,162,563
  Limelight Group PLC**                       2,350,000           1,801,973
  Lloyds TSB Group PLC                          900,000          13,613,476
  National Westminster Bank PLC                 185,000           4,264,684
  Norwich Union PLC                             775,000           5,345,283
  Peninsular & Oriental Steam PLC               551,000           8,023,153
  Prudential Corp. PLC                          540,000           7,039,199
  Royal & Sun Alliance Insurance
    Group PLC                                 1,030,000           9,718,711
  Scottish & Southern Energy PLC                845,000           7,638,915
  Smithkline Beecham PLC                      1,225,000          17,669,228
  Soco International PLC**                      376,000             242,792
  Vodafone Group PLC                            780,000          14,492,952
  Whitbread PLC                                 400,000           6,179,579
  Yorkshire Water PLC                           700,000           5,034,226
  Zeneca Group PLC                              200,000           9,453,399
                                                             --------------
                                                                322,677,972
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,057,649,388)                                       1,230,239,503
                                                             --------------
PREFERRED STOCKS -- 0.8%
  GEA AG Non Voting                             476,500           9,619,715
  (Cost $14,475,327)                                         --------------

                                                Par
                                 Maturity      (000)             Value
                                 --------    ----------      --------------
SHORT TERM INVESTMENTS -- 1.0%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     4.82%                      04/01/99        $12,000      $   12,000,000
   (Cost $12,000,000)                                        --------------

TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $1,084,124,715*)                          99.6%       1,251,859,218

OTHER ASSETS IN EXCESS OF
  OTHER LIABILITIES                                0.4%           5,473,973
                                                -------      --------------

NET ASSETS (Applicable to 73,414,839
  Institutional shares, 8,392,693
  Service shares, 2,690,546 Investor A
  shares, 508,430 Investor B shares
  and 46,910 Investor C shares
  outstanding)                                   100.0%      $1,257,333,191
                                                =======      ==============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($1,086,088,266 / 73,414,839)                                      $14.79
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($123,589,683 / 8,392,693)                                         $14.73
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($39,589,283 / 2,690,546)                                          $14.71
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($14.71 / 0.950)                                                   $15.48
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($7,384,686 / 508,430)                                             $14.52
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($681,273 / 46,910)                                                $14.52
                                                                     ======

--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                               $220,417,777
   Gross unrealized depreciation                                (52,683,274)
                                                               ------------
                                                               $167,734,503
                                                               ============
** Non-income producing.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares            Value
                                             ----------         -----------
COMMON STOCKS -- 91.7%
AUSTRALIA -- 0.9%
  Goodman Fielder Ltd.                           57,000         $    58,781
  John Fairfax Holdings Ltd.                     27,000              66,497
  North Ltd.                                     22,000              34,871
                                                                -----------
                                                                    160,149
                                                                -----------
FINLAND -- 0.9%
  Asko Oyj, Class A                              12,000            173,598
                                                                -----------
FRANCE -- 8.9%
  Compagnie Francaise d'Etudes et de
    Construction Technip**                        1,500             160,157
  Entrelec Groupe SA                              4,000             150,926
  Galeries Lafayette SA                             150             155,461
  GFI Informatique SA**                           1,500             184,447
  Labinal SA                                        750             156,837
  Neopost SA**                                   10,000             160,858
  Scor SA                                         3,500             176,081
  Silicon-On-Insulator Technologies
    (S.O.I.T.E.C.)**                              8,000             205,381
  Societe Generale d'Entreprises SA               3,000             141,210
  Zodiac SA                                         750             150,198
                                                                -----------
                                                                  1,641,556
                                                                -----------
GERMANY -- 5.0%
  Boewe Systec AG                                 5,000             137,647
  Douglas Holding AG                              4,000             170,575
  EM. TV & Merchandising AG                         175             148,308
  Kamps AG**                                      2,000             209,440
  Schaltbau AG                                    2,000              69,309
  Utimaco Safeware AG**                           1,000             181,371
                                                                -----------
                                                                    916,650
                                                                -----------
GREECE -- 0.6%
  National Bank of Greece SA - GDR
    (Reg. S)**                                    8,000              107,811
                                                                -----------
HONG KONG -- 1.7%
  First Tractor Co., Ltd. - H                   110,000              20,866
  Hengan International Group Co., Ltd.**        320,000             123,878
  South China Morning Post Holdings
    Ltd.                                        166,000              92,109
  VTech Holdings Ltd.                            18,000              51,913
  Yanzhou Coal Mining Co. Ltd. - H              152,000              25,302
                                                                -----------
                                                                    314,068
                                                                -----------
INDIA -- 0.1%
  Industrial Credit & Investment Corp. of
    India Ltd. - GDR (Reg. S)                     3,000              18,525
                                                                -----------
INDONESIA -- 0.3%
  PT Astra International**                      181,000              17,213
  PT Telekomunikasi Indonesia
    (Persero) - B                                93,000              30,285
                                                                -----------
                                                                     47,498
                                                                -----------
ITALY -- 5.7%
  Autogrill SpA                                  20,000             197,564
  Banca Popolare di Bergamo SpA                   8,000             202,962
  Finmeccanica SpA**                            160,000             161,333
  Gruppo Ceramiche Ricchetti SpA                125,000             125,772
  Marzotto & Figli SpA                           17,500             148,308
  Unicem SpA                                     20,000             211,599
                                                                -----------
                                                                  1,047,538
                                                                -----------

                                               Number
                                              of Shares           Value
                                             ----------         -----------
JAPAN -- 17.8%
  Amada Sonoike Co., Ltd.                        33,000         $    87,773
  Chofu Seisakusho Co., Ltd.                      6,300              80,219
  Denny's Japan Co., Ltd.                         6,000             142,869
  Exedy Corp.                                    17,000              91,869
  Fuji Machine Manufacturing Co., Ltd.            4,000             143,545
  Fujimi, Inc.                                    2,100              88,837
  Horiba Ltd.                                     9,000              98,109
  Kansai Sekiwa Real Estate                      28,000             118,213
  Mabuchi Motors Co., Ltd.                        2,000             148,949
  Matsumotokiyoshi                                4,000             176,307
  Nichicon Corp.                                 13,000             176,729
  Nihon Unisys Ltd.                              15,000             277,379
  Nippon Cable System                            19,000             146,795
  Nippon Denwa Shisetsu Co.                      27,000             102,592
  Okumura Corp.                                  26,000             106,696
  Plenus Co., Ltd.                                4,400             137,465
  Rinnai Corp.                                    9,000             180,866
  Sanyo Shinpan Finance Co.                       3,000             127,670
  Sumitomo Forestry Co., Ltd.                    12,000              82,580
  Sumitomo Realty & Development
    Co., Ltd.                                    45,000             170,607
  Toppan Forms Co. Ltd.                           7,000             118,804
  Trusco Nakayama Corp.                           9,000              98,792
  Tsubaki Nakashima Co. Ltd.                     16,000             107,405
  World Co., Ltd.                                 5,000             268,091
                                                                -----------
                                                                  3,279,161
                                                                -----------
KOREA -- 1.2%
  Hana Bank - GDR (Reg. S)                       19,800             212,355
                                                                -----------
NETHERLANDS -- 6.8%
  Athlon Groep NV                                 7,500             197,160
  GTI Holdings NV                                10,000             194,326
  Hunter Douglas NV                               7,500             218,616
  NBM-Amstelland NV                              10,000             216,457
  Seagull Holding NV**                           14,000             207,820
  United Pan-Europe Communications
    NV (UPC)**                                    5,500             215,540
                                                                -----------
                                                                  1,249,919
                                                                -----------
NORWAY -- 1.7%
  NCL Holdings ASA**                             60,000             128,870
  Petroleum Geo Services ASA**                    5,000              76,338
  Tandberg Telelvision ASA**                     15,000             104,804
                                                                -----------
                                                                    310,012
                                                                -----------
PORTUGAL -- 0.8%
  Brisa-Auto Estradas de Portugal SA              3,000             138,943
                                                                -----------
SINGAPORE -- 2.2%
  Fraser & Neave Ltd.                            40,000             142,321
  GP Batteries International Ltd.                61,000              89,286
  Keppel Tatlee Bank Ltd.                       108,000             181,823
                                                                -----------
                                                                    413,430
                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (CONCLUDED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares            Value
                                             ----------         -----------
COMMON STOCKS (CONTINUED)
SPAIN -- 7.8%
  Abengoa SA                                      5,000         $   141,102
  Acciona SA                                      3,200             164,063
  Aldeasa SA                                      5,000             173,274
  Azkoyen SA                                      3,500             102,966
  Cortefiel SA                                    5,000             116,056
  Federico Paternina SA**                        10,000             152,222
  Indra Sistemas SA**                            30,000             309,626
  Sol Melia SA                                    3,000             109,956
  Superdiplo SA**                                 7,000             166,483
                                                                -----------
                                                                  1,435,748
                                                                -----------
SWEDEN -- 1.6%
  Europolitan Holdings AB                         2,000             184,361
  Scandic Hotels AB                               4,000             114,800
                                                                -----------
                                                                    299,161
                                                                -----------
SWITZERLAND -- 2.5%
  Kuoni Reisen AG - B                                60             222,950
  Schindler Holding AG                              150             232,983
                                                                -----------
                                                                    455,933
                                                                -----------
THAILAND -- 0.9%
  Bangkok Bank Public Co. Ltd.
    (Foreign shares)**                           28,000              57,394
  Golden Land Property Development
    Public Co. Ltd. (Foreign shares)**          160,000              51,111
  Siam Cement Public Co. Ltd.
    (Foreign shares)**                            3,000              60,695
                                                                -----------
                                                                    169,200
                                                                -----------
UNITED KINGDOM -- 24.3%
  Anglo Irish Bank Corp., PLC                   100,000             287,347
  Avon Rubber PLC                                20,000             166,597
  Axon Group PLC**                               35,000             153,965
  Bovis Homes Group PLC                          40,000             209,860
  British Regional Airways PLC**                 49,100              60,636
  Cattles PLC                                    16,000             183,773
  Filtronic Comtek PLC                           15,000             192,749
  Firstgroup PLC                                 25,000             165,265
  GAME PLC                                       75,000             145,288
  H & C Furnishings PLC                          80,000             177,574
  Hicking Pentecost PLC                          60,000              98,311
  Jarvis Hotels PLC                             100,000             246,989
  Jarvis PLC                                     20,000             179,673
  Monsoon PLC                                    70,000              71,191
  Morland PLC                                    25,000             173,135
  Peter Black Holdings PLC                       40,000             204,372
  Pressac Holdings PLC                           50,000             187,663
  Serco Group PLC                                 4,100              97,294
  Seton Scholl Healthcare Group PLC               6,000              77,487
  SGB Group PLC                                  40,000             145,611
  SIG PLC                                        50,000             127,934
  Skillgroup PLC                                 45,000             221,201
  T & S Stores PLC                               40,000             189,520
  The Mayflower Corp., PLC                       75,000             212,484
  Transtec PLC                                  175,000              80,514
  Cannons Group PLC                              65,000             197,793
  Wyko Group PLC                                125,000             210,869
                                                                -----------
                                                                  4,465,095
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $17,431,454)                                             16,856,350
                                                                -----------

                                               Number
                                              of Shares            Value
                                             ----------         -----------
PREFERRED STOCKS -- 4.2%
  Dyckerhoff AG Non Voting                          500         $   134,409
  GEA AG Non Voting                               7,500             151,412
  Koenig & Bauer AG Non Voting                   10,000             212,679
  Quante AG Non Voting                            1,000             181,371
  Sartorius AG Non Voting                           500             101,967
                                                                -----------
TOTAL PREFERRED STOCKS
  (Cost $989,295)                                                   781,838
                                                                -----------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $18,420,749*)                             95.9%          17,638,188

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                   4.1%             751,193
                                                 ------         -----------

NET ASSETS (Applicable to 1,659,988
  Institutional shares, 1 Service share,
  79,045 Investor A shares, 152,362
  Investor B shares and 42,631
  Investor C shares outstanding)                 100.0%         $18,389,381
                                                 ======         ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($15,789,951 / 1,659,988)                                          $ 9.51
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($9 / 1)                                                           $ 9.49
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($750,330 / 79,045)                                                $ 9.49
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($9.49 / 0.950)                                                    $ 9.99
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,444,826 / 152,362)                                             $ 9.48
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($404,265 / 42,631)                                                $ 9.48
                                                                     ======

---------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                                $ 2,244,823
   Gross unrealized depreciation                                 (3,027,384)
                                                                -----------
                                                                $  (782,561)
                                                                ===========
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares            Value
                                             ----------         -----------
COMMON STOCKS -- 92.5%
ARGENTINA -- 1.5%
  Banco Rio de la Plata SA - ADR                 66,000         $   635,250
  YPF Sociedad Anonima - ADR                     12,500             394,531
                                                                -----------
                                                                  1,029,781
                                                                -----------
BRAZIL -- 5.2%
  Centrais Eletricas Brasileiras SA          29,500,000             575,057
  Embratel Participacoes SA - ADR                18,100             302,044
  Globo Cabo SA - ADR**                         119,280             141,645
  Iochpe Maxion SA**                          3,133,338              56,537
  Iochpe Maxion SA - ADR**                      130,000              18,005
  Telecomunicacoes Brasileiras SA            37,500,000           1,845,196
  Uniao de Bancos Brasileiros
    SA - GDR                                     29,000             558,250
                                                                -----------
                                                                  3,496,734
                                                                -----------
CHILE -- 4.4%
  Banco Santiago SA - ADR                        55,000             969,375
  Cia. de Telecomunicaciones de Chile
    SA - ADR                                     29,000             683,312
  Enersis SA - ADR                               25,000             670,312
  Gener SA - ADR                                 34,000             624,750
                                                                -----------
                                                                  2,947,749
                                                                -----------
CHINA -- 0.5%
  First Tractor Co., Ltd.- H                    900,000             170,720
  Guangdong Kelon Electric
    Holding - H                                 156,000             113,736
  Shenzhen Chiwan Wharf Holdings
    Ltd. - B                                    500,000              49,680
                                                                -----------
                                                                    334,136
                                                                -----------
EGYPT -- 1.4%
  Olympic Group Financial
    Investments Co.                             186,000             819,083
  Olympic Group Financial
    Investments Co., Bearer Shares               30,182             106,648
                                                                -----------
                                                                    925,731
                                                                -----------
ESTONIA -- 0.4%
  Estonian Telecom Ltd. - GDR -
    (Reg. 144A)                                  11,600             261,870
                                                                -----------
GREECE -- 5.9%
  Alpha Credit Bank                              22,680           1,504,851
  Antenna TV SA - ADR                            34,800             452,400
  Hellenic Telecommunication
    Organization SA                              19,000             460,741
  National Bank of Greece -
    GDR (Reg. S)**                               92,500           1,246,437
  Panafon Hellenic Telecommunications            12,500             324,401
                                                                -----------
                                                                  3,988,830
                                                                -----------
HONG KONG -- 1.8%
  Asia Satellite Telecommunications
    Holdings Ltd.                               349,000             553,929
  Yanzhou Coal Mining Co. Ltd., - H           2,555,000             425,309
  YGM Trading Ltd.                              600,000             270,983
                                                                -----------
                                                                  1,250,221
                                                                -----------
HUNGARY -- 0.6%
  Danubius Hotel & Spa**                         22,650             412,927
                                                                -----------

                                               Number
                                              of Shares            Value
                                             ----------         -----------
INDIA -- 5.4%
  Gujarat Ambuja Cements Ltd. - GDR              68,000         $   474,300
  Industrial Credit & Investment Corp.
    of India Ltd.  - GDR (Reg. S)               108,000             666,900
  Mahanagar Telephone Nigam Ltd. -
    GDR  (Reg. S)                                45,000             477,000
  Reliance Industries Ltd. - GDR                144,000             910,800
  Tata Engineering & Locomotive
    Co., Ltd. - GDR (Reg. S)                    121,000             484,000
  Videsh Sanchar Nigam Co., Ltd. -
    GDR (Reg. S)                                 63,000             628,425
                                                                -----------
                                                                  3,641,425
                                                                -----------
INDONESIA -- 2.4%
  PT Astra International**                    2,600,000             247,262
  PT Indah Kiat Pulp & Paper                  1,948,000             550,155
  PT Telekomunikasi Indonesia
    (Persero) - B                             2,539,000             826,820
                                                                -----------
                                                                  1,624,237
                                                                -----------
ISRAEL -- 5.1%
  Bank Leumi of Israel Ltd.                     420,000             745,922
  Blue Square Chain Stores Properties
    & Investments                                54,000             763,210
  Blue Square Ltd. -  ADR                        60,000             765,000
  I. T. International Theatres Ltd.              16,500             220,275
  Magyar Tavkozlesi RT -  ADR                    19,500             521,625
  Makhteshim-Agan Industries Ltd.**             190,004             431,367
                                                                -----------
                                                                  3,447,399
                                                                -----------
KOREA -- 11.6%
  Hankook Tire Manufacturing Co.                299,300           1,683,105
  Korea Electric Power Corp.                     43,000           1,037,327
  Housing & Commercial Bank Korea                90,000           1,797,066
  L.G. Chemical Ltd.                            126,736           1,611,313
  Samsung Electronics Co.                        22,259           1,723,394
                                                                -----------
                                                                  7,852,205
                                                                -----------
MALAYSIA -- 1.1%
  Genting Berhad                                418,000             748,000
                                                                -----------
MEXICO -- 14.9%
  Apasco SA de CV - ADR - A                      34,000           1,035,055
  Cementos de Mexico SA - CPO                   302,000           1,232,426
  Cifra SA de CV - V**                          675,000           1,059,296
  Corporacion Geo SA de CV - B                  150,000             436,450
  Fomento Economico Mexicano
    SA de CV                                    230,000             703,046
  Group Financiero Bancomer,
    S.A. de C.V. - O                          3,500,000           1,176,471
  Grupo Financiero Banorte SA - B               402,500             526,801
  Grupo Industrial Bimbo SA de
    CV - A                                      440,000             979,832
  Grupo Televisa SA - GDR                        19,000             596,125
  Telefonos de Mexico SA - ADR                   35,000           2,292,500
                                                                -----------
                                                                 10,038,002
                                                                -----------
PERU -- 1.7%
  CPT Telefonica del Peru SA -
    ADR - B                                      54,000             688,500
  Luz del Sur SA - ADR (Reg. 144A)               50,000             430,180
                                                                -----------
                                                                  1,118,680
                                                                -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONTINUED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares            Value
                                             ----------         -----------
COMMON STOCKS (CONTINUED)
PHILIPPINES -- 4.9%
  Benpres Holdings Corp.**                    5,200,000         $   805,160
  Manila Electric Co. - B                       189,000             624,309
  Metropolitan Bank & Trust Co.                  45,000             357,096
  Philippine Long Distance Telephone Co.         19,000             500,128
  San Miguel Corp. - B                          228,000             379,509
  SM Prime Holdings, Inc.                     3,000,000             619,354
                                                                -----------
                                                                  3,285,556
                                                                -----------
POLAND -- 2.0%
  Agora SA - GDR (Reg. S)                         7,530              82,077
  Bank Handlowy W Warszawie -
    GDR (Reg. S)                                 32,200             391,230
  Elektrim Spolka Akcyjna S.A.                   53,000             562,986
  Powsechney Bank Kredit                         17,600             299,126
                                                                -----------
                                                                  1,335,419
                                                                -----------
RUSSIA -- 0.6%
  A.O. Tatneft - ADR -  (Reg. S)                 71,000             191,700
  A.O. Mosenergo - ADR                           54,000             120,150
  Trade House Gum - ADR                         100,000             109,500
                                                                -----------
                                                                    421,350
                                                                -----------
SOUTH AFRICA -- 9.4%
  ABSA Group Ltd.                                96,000             457,880
  Anglo American Corporation of
    South Africa Ltd.                             7,200             249,118
  Anglovaal Industries Ltd.                     290,000             361,033
  Dimension Data Holdings Ltd.                  210,000             930,311
  Edgars Stores Ltd.                                  1                   5
  Firstrand Ltd.                                490,000             468,211
  Impala Platinum Holdings Ltd.                  26,500             454,161
  Liberty Life Association of Africa Ltd.        20,000             248,988
  Metro Cash and Carry Ltd.                     308,000             239,029
  Nedcor Ltd.                                    22,470             499,896
  Pepkor Ltd.                                    55,000             240,096
  Rembrant Group                                 70,000             501,372
  Sanlam Ltd.                                   500,000             431,687
  Sasol Ltd.                                     90,000             443,814
  South African Breweries Ltd., PLC              34,800             301,017
  Tiger Oats                                     54,000             494,161
                                                                -----------
                                                                  6,320,779
                                                                -----------
TAIWAN -- 4.9%
  Accton Technology Corp. - GDR
    (Reg. S)                                    166,014             547,846
  Acer, Inc. - GDR (Reg. 144A)**                109,375             721,875
  Acer, Inc. - GDR (Reg. S)**                   100,000             660,000
  Fubon Insurance Co. - GDR
    (Reg. S)                                     65,000             637,000
  Standard Food Taiwan Ltd. -
    GDR (Reg. S)                                 43,210             243,056
  Yageo Corp. - GDR (Reg. S)**                  117,600             529,200
                                                                -----------
                                                                  3,338,977
                                                                -----------

                                               Number
                                              of Shares            Value
                                             ----------         -----------
THAILAND -- 6.2%
  Bangkok Bank Public Co., Ltd.
    (Foreign shares)**                          607,600         $ 1,245,446
  Bangkok Expressway Public Co., Ltd.
    (Foreign shares)**                          930,000             668,441
  Golden Land Property Development
    Public Co. Ltd., (Foreign shares)**       1,400,000             447,225
  National Petrochemical PLC
    (Foreign shares)**                        1,109,000             501,877
  PTT Exploration & Production                   49,000             383,495
  PTT Exploration & Production
    (Foreign shares)**                           19,000             148,702
  Siam Cement Co., Ltd.
    (Foreign shares)**                           39,000             789,032
                                                                -----------
                                                                  4,184,218
                                                                -----------
UNITED KINGDOM -- 0.6%
  Saudi Arabian Investment Fund**                60,000             401,400
                                                                -----------
TOTAL COMMON STOCKS
  (Cost $74,475,199)                                             62,405,626
                                                                -----------
PREFERRED STOCKS -- 5.8%
BRAZIL -- 5.8%
  Banco Itau SA                                 554,000             282,238
  Casa Anglo Brasileira  SA                  50,685,632             265,602
  Cia Energetica de Minas Gerais             28,227,030             630,280
  Cia Paranaense de Energia-
    Copel - B                               114,000,000             858,900
  Companhia Vale do Rio Doce - A                 18,500             271,980
  Iochpe Maxion SA**                         15,987,899              88,434
  Petroleo Brasileiro SA                      6,000,000             831,441
  Sadia Concordia SA Industria e
    Comercio - B                                413,500             192,606
  Telecomunicacoes de Sao Paulo SA            4,128,400             505,984
                                                                -----------
TOTAL PREFERRED STOCKS
  (Cost $7,869,207)                                               3,927,465
                                                                -----------
                                                Par
                                  Maturity     (000)
                                  ---------  ----------
CONVERTIBLE BONDS -- 0.7%
   Yang Ming Marine Transport, Inc.
     2.00%                        10/06/99         $390             470,925
   (Cost $435,819)                                              -----------

TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $82,780,225*)                             99.0%          66,804,016

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                   1.0%             666,429
                                                 ------         -----------

NET ASSETS (Applicable to 9,645,579
  Institutional shares, 3,175,556 Service
  shares, 374,249 Investor A shares,
  137,840 Investor B shares and 5,255
  Investor C shares outstanding)                 100.0%         $67,470,445
                                                 ======         ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 1999 (UNAUDITED)                                   Value
                                                                -----------
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE AND
  SERVICE SHARE
  ($64,883,126 / 12,821,135)                                         $ 5.06
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($1,880,267 / 374,249)                                             $ 5.02
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($5.02 / 0.950)                                                    $ 5.28
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($681,084 / 137,840)                                               $ 4.94
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($25,968 / 5,255)                                                  $ 4.94
                                                                     ======

--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                               $  8,919,433
   Gross unrealized depreciation                                (24,895,642)
                                                               ------------
                                                               $(15,976,209)
                                                               ============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS -- 98.8%
AEROSPACE -- 1.6%
  Boeing Co.                                    219,100      $    7,476,787
  Lockheed Martin Corp.                         256,600           9,670,612
  United Technologies Corp.                      97,500          13,205,156
                                                             --------------
                                                                 30,352,555
                                                             --------------
AIR TRANSPORTATION -- 0.9%
  AMR Corp.                                     163,100           9,551,544
  Delta Air Lines, Inc.                         110,600           7,686,700
                                                             --------------
                                                                 17,238,244
                                                             --------------
BANKS -- 6.9%
  Bank One Corp.                                578,252          31,840,001
  BankAmerica Corp.                             445,819          31,485,967
  BankBoston Corp.                              237,000          10,265,062
  Chase Manhattan Corp.                         360,740          29,332,671
  U.S. Bancorp                                  266,800           9,087,875
  Wells Fargo Co.                               488,300          17,121,019
                                                             --------------
                                                                129,132,595
                                                             --------------
BEVERAGES -- 3.0%
  Anheuser-Busch Cos., Inc.                     148,300          11,298,606
  Coca-Cola Co.                                 520,800          31,964,100
  PepsiCo, Inc.                                 324,300          12,708,506
                                                             --------------
                                                                 55,971,212
                                                             --------------
CHEMICALS -- 2.4%
  Air Products & Chemicals, Inc.                218,600           7,487,050
  Dow Chemical Co.                               52,200           4,864,387
  E.I. du Pont de Nemours & Co.                 284,370          16,511,233
  PPG Industries, Inc.                          128,100           6,565,125
  Union Carbide Corp.                           200,000           9,037,500
                                                             --------------
                                                                 44,465,295
                                                             --------------
COMPUTER & OFFICE EQUIPMENT -- 6.4%
  Cisco Systems, Inc.**                         339,525          37,199,208
  Compaq Computer Corp.                         452,100          14,325,919
  Dell Computer Corp.                           247,700          10,124,737
  International Business Machines
    Corp.                                       258,100          45,748,225
  Xerox Corp.                                   226,400          12,084,100
                                                             --------------
                                                                119,482,189
                                                             --------------
COMPUTER SOFTWARE & SERVICES -- 5.7%
  America Online, Inc.**                         91,400          13,344,400
  Microsoft Corp.**                           1,028,400          92,170,350
                                                             --------------
                                                                105,514,750
                                                             --------------
ELECTRONICS -- 9.5%
  Applied Materials, Inc.**                     162,200          10,005,712
  Emerson Electric Co.                          217,300          11,503,319
  General Electric Co.                          623,300          68,952,562
  Hewlett Packard Co.                           267,100          18,112,719
  Intel Corp.                                   345,700          41,181,512
  Motorola, Inc.                                200,800          14,708,600
  Texas Instruments, Inc.                       136,300          13,527,775
                                                             --------------
                                                                177,992,199
                                                             --------------

                                               Number
                                              of Shares          Value
                                             ----------      --------------
ENERGY & UTILITIES -- 2.1%
  Cinergy Corp.                                 247,200      $    6,798,000
  Entergy Corp.                                 286,300           7,873,250
  FPL Group, Inc.                               237,300          12,636,225
  NIPSCO Industries, Inc.                       207,300           5,597,100
  Southern Co.                                  257,400           6,000,637
                                                             --------------
                                                                 38,905,212
                                                             --------------
ENTERTAINMENT & LEISURE -- 2.3%
  Fox Entertainment Group, Inc.**               339,100           9,198,087
  Time Warner, Inc.                             215,400          15,306,862
  Walt Disney Co.                               599,950          18,673,444
                                                             --------------
                                                                 43,178,393
                                                             --------------
FINANCE -- 6.2%
  Associates First Capital Corp.,
    Class A                                     159,453           7,175,426
  CIT Group, Inc., Class A                      281,700           8,609,456
  Citigroup, Inc.                               294,900          18,836,737
  Equifax, Inc.                                 187,300           6,438,437
  Federal National Mortgage
    Association                                 249,400          17,270,950
  Fleet Financial Group, Inc.                   382,200          14,380,275
  Household International, Inc.                 188,629           8,606,198
  Morgan Stanley, Dean Witter
    & Co.                                       250,200          25,004,363
  Washington Mutual, Inc.                       222,250           9,084,469
                                                             --------------
                                                                115,406,311
                                                             --------------
FOOD & AGRICULTURE -- 1.1%
  Bestfoods, Inc.                               342,400          16,092,800
  H.J. Heinz Co.                                110,400           5,230,200
                                                             --------------
                                                                 21,323,000
                                                             --------------
INSURANCE -- 3.4%
  Allstate Corp.                                351,700          13,034,881
  American International Group, Inc.            273,750          33,021,094
  Cigna Corp.                                   139,800          11,716,988
  Conseco, Inc.                                 190,000           5,866,250
                                                             --------------
                                                                 63,639,213
                                                             --------------
MACHINERY & HEAVY EQUIPMENT -- 0.8%
  Illinois Tool Works, Inc.                     251,000          15,530,625
                                                             --------------
MANUFACTURING -- 0.4%
  Tyco International Ltd.                       100,700           7,225,225
                                                             --------------
MEDICAL & MEDICAL SERVICES -- 1.3%
  Columbia Healthcare Corp.                     312,450           5,917,022
  United Healthcare Corp.                       362,400          19,071,300
                                                             --------------
                                                                 24,988,322
                                                             --------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.5%
  Medtronic, Inc.                               118,500           8,502,375
                                                             --------------
METAL & MINING -- 0.5%
  Alcoa, Inc.                                   118,800           4,893,075
  Barrick Gold Corp.                            223,000           3,804,938
                                                             --------------
                                                                  8,698,013
                                                             --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------      --------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 2.1%
  Ford Motor Co.                                295,125      $   16,748,344
  General Motors Corp.                          186,500          16,202,188
  Goodyear Tire & Rubber Co.                    117,300           5,843,006
                                                             --------------
                                                                 38,793,538
                                                             --------------
OIL & GAS -- 7.2%
  Atlantic Richfield Co.                        129,700           9,468,100
  BP Amoco PLC ADR                              101,150          10,209,828
  Enron Corp.                                   117,150           7,526,888
  Exxon Corp.                                   673,200          47,502,675
  Mobil Corp.                                   175,100          15,408,800
  Royal Dutch Petroleum Co.                     424,400          22,068,800
  Schlumberger Ltd.                             187,000          11,255,063
  Unocal Corp.                                  290,000          10,675,625
                                                             --------------
                                                                134,115,779
                                                             --------------
PAPER & FOREST PRODUCTS -- 0.8%
  Fort James Corp.                              265,100           8,400,356
  Westvaco Corp.                                276,600           5,808,600
                                                             --------------
                                                                 14,208,956
                                                             --------------
PHARMACEUTICALS -- 10.9%
  American Home Products Corp.                  459,700          29,995,425
  Bristol-Myers Squibb Co.                      567,300          36,484,481
  Eli Lilly & Co.                               264,600          22,457,925
  Johnson & Johnson                             254,400          23,834,100
  Merck & Co., Inc.                             546,100          43,790,394
  Pfizer, Inc.                                  240,000          33,300,000
  Warner-Lambert Co.                            201,500          13,336,781
                                                             --------------
                                                                203,199,106
                                                             --------------
PUBLISHING & PRINTING -- 0.5%
  Tribune Co.                                   140,000           9,161,250
                                                             --------------
REAL ESTATE -- 0.5%
  Starwood Hotels & Resorts
    Worldwide, Inc.                             291,984           8,339,793
                                                             --------------
RESTAURANTS -- 1.0%
  McDonald's Corp.                              432,200          19,584,063
                                                             --------------
RETAIL MERCHANDISING -- 6.1%
  Albertson's, Inc.                             166,700           9,053,894
  Home Depot, Inc.                              346,700          21,582,075
  J.C. Penney Co., Inc.                         233,700           9,464,850
  Kmart Corp. **                                756,200          12,713,613
  Pep Boys-Manny, Moe & Jack                    243,700           3,716,425
  Rite Aid Co.                                   90,200           2,255,000
  Sears, Roebuck & Co.                          217,400           9,823,763
  Toys 'R' Us, Inc.**                           339,700           6,390,606
  Wal-Mart Stores, Inc.                         424,600          39,142,813
                                                             --------------
                                                                114,143,039
                                                             --------------

                                               Number
                                              of Shares           Value
                                             ----------      --------------
SOAPS & COSMETICS -- 3.0%
  Colgate-Palmolive Co.                         169,500      $   15,594,000
  Gillette Co.                                  226,900          13,486,369
  Procter & Gamble Co.                          269,800          26,423,538
                                                             --------------
                                                                 55,503,907
                                                             --------------
TELECOMMUNICATIONS -- 10.6%
  Alltel Corp.                                  225,000          14,034,375
  AT&T Corp.                                    413,200          32,978,525
  Bell Atlantic Corp.                           293,100          15,149,606
  Bellsouth Corp.                               201,600           8,076,600
  GTE Corp.                                     321,700          19,462,850
  Lucent Technologies, Inc.                     252,494          27,206,229
  MCI Worldcom, Inc.**                          363,950          32,232,322
  Oracle Corp.**                                372,562           9,826,323
  SBC Communications, Inc.                      702,400          33,100,600
  US West, Inc.                                  90,300           4,972,144
                                                             --------------
                                                                197,039,574
                                                             --------------
TOBACCO -- 1.1%
  Philip Morris Cos., Inc.                      606,100          21,327,144
                                                             --------------
TOTAL COMMON STOCKS
  (Cost $1,089,303,040)                                       1,842,961,877
                                                             --------------
                                                Par
                              Maturity         (000)
                              --------       ----------
SHORT TERM INVESTMENTS -- 1.2%
   Federal Home Loan Bank
     Discount Notes
     4.72%                    04/14/99          $ 1,000***          998,267
   Federal Home Loan Mortgage
     Corp. Discount Notes
     4.82%                    04/01/99           20,000          20,000,000
   Galileo Money Market Fund                      1,676           1,675,502
                                                             --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $22,673,798)                                             22,673,769
                                                             --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,111,976,838*)                                     $1,865,635,646
                                                             ==============

--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                               $783,139,190
   Gross unrealized depreciation                                (29,480,382)
                                                               ------------
                                                               $753,658,808
                                                               ============
** Non-income producing security.

***Principal amount of securities pledged as initial margin requirement of $907,500 on 55 Standard & Poor's 500 Stock Index futures contracts expiring June 1999. The value of such contracts was $17,782,875, thereby resulting in an unrealized loss of $378,813.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                             SELECT EQUITY PORTFOLIO

MARCH 31, 1999 (UNAUDITED)
ASSETS
   Investments at value (Cost $1,111,976,838) .................   $1,865,635,646
   Collateral received for securities loaned ..................      179,165,125
   Dividends receivable .......................................        2,424,498
   Interest receivable ........................................           16,594
   Investments sold receivable ................................       13,285,412
   Capital shares sold receivable .............................          254,867
   Prepaid expenses ...........................................           12,691
                                                                  --------------
          TOTAL ASSETS ........................................    2,060,794,833
                                                                  --------------

LIABILITIES
   Payable upon return of securities loaned ...................      179,165,125
   Investments purchased payable ..............................        9,903,591
   Capital shares redeemed payable ............................          289,082
   Advisory fee payable .......................................          832,563
   Administrative fee payable .................................          345,820
   Transfer agent fee payable .................................          121,827
   Other accrued liabilities payable ..........................          481,014
   Futures margin payable .....................................          308,000
                                                                  --------------
          TOTAL LIABILITIES ...................................      191,447,022
                                                                  --------------

NET ASSETS ....................................................   $1,869,347,811
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,516,696,070 / 73,220,033) ......           $20.71
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($232,989,521 / 11,254,564) ..............           $20.70
                                                                          ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($55,974,600 / 2,704,422) .............           $20.70
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($20.70 / 0.955) ...........................................           $21.68
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($58,940,602 / 2,881,746) .............           $20.45
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($4,747,018 / 232,101) ................           $20.45
                                                                          ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF MARCH 31, 1999 (UNAUDITED)                                  Value
                                                             --------------
Investment in The U.S. Large Company
  Series of The DFA Investment
  Trust Company                                   99.5%      $1,395,087,472
  (Cost $1,005,624,456)

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                      0.5%           6,337,569
                                                 ------      --------------
NET ASSETS (Applicable to 20,058,399
  Institutional shares, 13,530,361 Service
  shares, 2,658,697 Investor A shares,
  9,454,286 Investor B shares and
  11,106,189 Investor C shares
  outstanding)                                   100.0%      $1,401,425,041
                                                 ======      ==============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($496,316,766 / 20,058,399)                                        $24.74
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($334,620,146 / 13,530,361)                                        $24.73
                                                                     ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($65,754,681 / 2,658,697)                                          $24.73
                                                                     ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($24.73 / 0.970)                                                   $25.49
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($232,090,668 / 9,454,286)                                         $24.55
                                                                     ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($272,642,780 / 11,106,189)                                        $24.55
                                                                     ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
       STATEMENTS AND RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               BALANCED PORTFOLIO

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares            Value
                                             ----------        ------------
COMMON STOCKS -- 58.7%
AEROSPACE -- 2.0%
  Allied Signal, Inc.                           112,000        $  5,509,000
  Boeing Co.                                     30,900           1,054,462
  United Technologies Corp.                      77,200          10,455,775
                                                               ------------
                                                                 17,019,237
                                                               ------------
AIR TRANSPORTATION -- 0.4%
  Continental Airlines, Class B                  91,400           3,473,200
                                                               ------------
BANKS -- 2.6%
  Bank One Corp.                                291,500          16,050,719
  BankAmerica Corp.                              86,900           6,137,312
                                                               ------------
                                                                 22,188,031
                                                               ------------
BEVERAGES -- 1.0%
  Coca-Cola Co.                                  86,900           5,333,487
  PepsiCo, Inc.                                  73,400           2,876,362
                                                               ------------
                                                                  8,209,849
                                                               ------------
CHEMICALS -- 1.0%
  Dow Chemical Co.                               38,600           3,597,037
  E.I. du Pont de Nemours & Co.                  92,700           5,382,394
                                                               ------------
                                                                  8,979,431
                                                               ------------
COMPUTER & OFFICE EQUIPMENT -- 4.8%
  Cisco Systems, Inc.**                         173,700          19,031,006
  Compaq Computer Corp.                         270,300           8,565,131
  International Business Machines
    Corp.                                        48,300           8,561,175
  Xerox Corp.                                   104,200           5,561,675
                                                               ------------
                                                                 41,718,987
                                                               ------------
COMPUTER SOFTWARE & SERVICES -- 3.7%
  Automatic Data Processing, Inc.               127,400           5,271,175
  Microsoft Corp.**                             293,400          26,295,975
                                                               ------------
                                                                 31,567,150
                                                               ------------
ELECTRONICS -- 3.9%
  Emerson Electric Co.                           46,300           2,451,006
  General Electric Co.                          139,000          15,376,875
  Intel Corp.                                   102,300          12,186,487
  Motorola, Inc.                                 50,200           3,677,150
                                                               ------------
                                                                 33,691,518
                                                               ------------
ENERGY & UTILITIES -- 1.6%
  Entergy Corp.                                 144,800           3,982,000
  NIPSCO Industries, Inc.                       123,600           3,337,200
  PECO Energy Co.                               144,700           6,692,375
                                                               ------------
                                                                 14,011,575
                                                               ------------
ENTERTAINMENT & LEISURE -- 1.0%
  Time Warner, Inc.                              38,600           2,743,012
  Walt Disney Co.                               179,500           5,586,937
                                                               ------------
                                                                  8,329,949
                                                               ------------
FINANCE -- 5.3%
  Associates First Capital Corp. Class A         96,500           4,342,501
  Citigroup, Inc.                                96,500           6,163,937
  Federal National Mortgage Association         139,000           9,625,750
  Fleet Financial Group, Inc.                   193,000           7,261,625
  Morgan Stanley, Dean Witter & Co.             135,100          13,501,556
  Washington Mutual, Inc.                       115,800           4,733,325
                                                               ------------
                                                                 45,628,694
                                                               ------------

                                               Number
                                              of Shares            Value
                                             ----------        -----------
FOOD & AGRICULTURE -- 0.5%
  Bestfoods, Inc.                                84,900        $  3,990,300
                                                               ------------
INSURANCE -- 2.6%
  Allstate Corp.                                 85,900           3,183,669
  American International Group, Inc.            130,300          15,717,437
  Chubb Corp.                                    61,800           3,619,162
                                                               ------------
                                                                 22,520,268
                                                               ------------
MACHINERY & HEAVY EQUIPMENT -- 0.9%
  Illinois Tool Works, Inc.                     123,600           7,647,750
                                                               ------------
MEDICAL & MEDICAL SERVICES -- 0.4%
  United Healthcare Corp.                        71,400           3,757,425
                                                               ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.9%
  Medtronic, Inc.                               112,000           8,036,000
                                                               ------------
METAL & MINING -- 0.4%
  Minnesota Mining & Manufacturing Co.           44,400           3,141,300
                                                               ------------
MOTOR VEHICLES -- 1.3%
  Ford Motor Co.                                 96,500           5,476,375
  General Motors Corp.                           38,600           3,353,375
  Goodyear Tire & Rubber Co.                     56,000           2,789,500
                                                               ------------
                                                                 11,619,250
                                                               ------------
OIL & GAS -- 3.8%
  Chevron Corp.                                  69,400           6,137,562
  Exxon Corp.                                   108,100           7,627,806
  Mobil Corp.                                    77,200           6,793,600
  Royal Dutch Petroleum Co. ADR                 123,600           6,427,200
  Schlumberger Ltd.                              54,000           3,250,125
  Tenneco, Inc.                                  96,500           2,695,969
                                                               ------------
                                                                 32,932,262
                                                               ------------
PHARMACEUTICALS -- 6.5%
  American Home Products Corp.                  216,200          14,107,050
  Bristol-Myers Squibb Co.                      204,600          13,158,337
  Eli Lilly & Co.                               119,700          10,159,537
  Johnson & Johnson                              71,400           6,689,288
  Merck & Co., Inc.                             154,400          12,380,950
                                                               ------------
                                                                 56,495,162
                                                               ------------
RESTAURANTS -- 1.0%
  McDonald's Corp.                              193,000           8,745,313
                                                               ------------
RETAIL MERCHANDISING -- 4.9%
  Home Depot, Inc.                               49,500           3,081,375
  Kroger Co.**                                  115,900           6,939,513
  Lowe's Cos., Inc.                             193,000          11,676,500
  Staples, Inc.**                               231,600           7,613,850
  Wal-Mart Stores, Inc.                         144,800          13,348,750
                                                               ------------
                                                                 42,659,988
                                                               ------------
SOAPS & COSMETICS -- 1.6%
  Colgate-Palmolive Co.                          77,200           7,102,400
  Procter & Gamble Co.                           65,600           6,424,700
                                                               ------------
                                                                 13,527,100
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                               Number
AS OF MARCH 31, 1999 (UNAUDITED)              of Shares          Value
                                             ----------        ------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 5.6%
  Airtouch Communications, Inc.**                52,100        $  5,034,163
  Alltel Corp.                                   90,700           5,657,413
  AT&T Corp.                                     77,200           6,161,525
  Bell Atlantic Corp.                           112,700           5,825,181
  GTE Corp.                                      65,600           3,968,800
  Lucent Technologies, Inc.                      75,300           8,113,575
  MCI Worldcom, Inc.**                           58,000           5,136,625
  SBC Communications, Inc.                      177,600           8,369,400
                                                               ------------
                                                                 48,266,682
                                                               ------------
TOBACCO -- 1.0%
  Philip Morris Cos., Inc.                      241,300           8,490,744
                                                               ------------
TOTAL COMMON STOCKS
  (Cost $244,363,412)                                           506,647,165
                                                               ------------
                                                Par
                                 Maturity      (000)
                                 --------    ----------
PREFERRED STOCKS -- 0.2%
   Centaur Funding Corp. Cumulative
     9.08%                       04/21/20        $1,500           1,665,285
   (Cost $1,500,000)                                           ------------

U.S. GOVERNMENT AND
  AGENCY OBLIGATIONS -- 6.2%
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                       06/01/17         2,227           2,312,425
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                       08/01/07         1,250           1,277,961
   U.S. Treasury Bonds
     14.00%                      11/15/11         2,375           3,601,846
      8.50%                      02/15/20         5,105           6,678,404
      6.50%                      11/15/26         2,095           2,274,180
      6.38%                      08/15/27         3,155           3,378,159
      6.13%                      11/15/27           985           1,023,735
      5.25%                      11/15/28         2,435           2,275,682
      5.25%                      02/15/29         5,490           5,197,196
   U.S. Treasury Bonds (CPI)
     3.63%                       04/15/28         7,655           7,428,096
   U.S. Treasury Notes
     4.50%                       09/30/00         1,520           1,509,595
     5.38%                       06/30/03           345             347,376
     5.75%                       08/15/03         2,200           2,246,663
     7.25%                       05/15/04           695             757,634
     6.13%                       08/15/07         3,260           3,415,083
   U.S. Treasury Notes (CPI)
     3.63%                       01/15/08         7,700           7,644,240
     3.88%                       01/15/09         2,175           2,170,636
                                                               ------------
TOTAL U.S. GOVERNMENT AND
  AGENCY OBLIGATIONS
  (Cost $54,536,300)                                             53,538,911
                                                               ------------
MORTGAGE PASS-THROUGHS -- 13.0%
   Federal Home Loan Mortgage
     Corporation
     5.13%                       10/15/08         2,600           2,461,792
     7.50%                    10/09-10/27         1,773           1,830,468
     6.00%                    11/13-03/14         1,000             993,849
     6.50%                       11/01/25        12,000          11,947,500
     7.00%                    12/27-12/28           760             771,239

                                                Par
                                 Maturity      (000)               Value
                                 --------    ----------        ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Federal National Mortgage Association
     6.94%                       03/19/07       $   750        $    763,388
     6.80%                       07/23/07         2,400           2,468,126
     7.00%                    11/07-10/25         5,711           5,829,165
     6.10%                       02/04/09         3,100           3,032,482
     6.50%                    08/10-12/28        11,142          11,133,806
     5.50%                    10/13-02/14        44,124          42,965,600
     6.00%                    11/13-01/29        17,643          17,162,073
     7.07%                       10/01/25         1,000             994,688
   Government National Mortgage
     Association
     6.50%                    01/24-07/24         5,122           5,495,084
     7.50%                    04/27-07/27           998           1,028,127
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.68%****                   05/25/15         1,120           1,120,466
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                       04/25/28         1,000           1,028,584
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                       04/25/28         1,500           1,566,452
                                                               ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $113,313,668)                                           112,592,889
                                                               ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.4%
   Federal Home Loan Mortgage Corp.,
     Series 65, Class A (PO)
     4.09%                       03/15/24           345             187,876
   Federal National Mortgage Association,
     Series 93-216, Class B (PO)
     8.79%                       08/25/23            40              38,985
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%                       04/25/21           394             358,477
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%                       02/25/24           360             230,850
   Federal National Mortgage Association,
     Series 97-58, Class PG (IO)
     7.00%                       09/18/27         1,061            229,446
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     5.00%                       12/25/23           250             133,281
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     5.00%                       04/25/24           315             172,758
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                       07/25/27           676             677,766
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                       09/25/27           945             955,051
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     7.00%                       02/17/17           518             140,392
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     7.00%                       02/17/17           579             462,038
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (IO)
     6.00%                       03/06/17           325              88,857


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                Par
AS OF MARCH 31, 1999 (UNAUDITED) Maturity      (000)               Value
                                 --------    ----------        ------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (PO)
     5.00%                       03/06/17        $  325        $    258,649
                                                               ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $3,978,092)                                               3,934,426
                                                               ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 4.0%
   Asset Securitization Corp.,
     Series 96-D2, Class A1
     6.92%                       02/14/29         1,180           1,212,289
   Bayview Financial Acquisition Trust,
     Series 98-1, Class MII4
     5.89%                       01/01/02         3,303           3,302,904
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%                       08/15/05         4,610           4,664,620
   COMM, Series 99-1, Class A2
     6.46%                       09/15/08         1,580           1,586,692
   Commercial Mortgage Asset Trust,
     Series 99-C1, Class A3
     6.25%                       09/17/10         1,200           1,207,500
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 95-AEW1,
     Class C
     7.46%                       11/25/27           650             652,662
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                       03/25/19         2,500           2,490,625
   Ford Credit Auto Owner Trust
     Serics 98-C, Class A5
     5.86%                       10/15/02         1,700           1,711,953
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 98-C2, Class A2
     6.42%                       08/15/08         1,100           1,103,509
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                       04/25/28           444             453,696
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                       07/28/22           515             514,995
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                       01/25/29         1,000           1,042,500
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                       11/15/30         1,500           1,510,217
   Mortgage Capital Funding, Inc.,
     Series 98-MC2, Class A1
     6.33%                       10/18/07         1,741           1,756,684
   Navistar Financial Corp. Owner Trust,
     Series 98-A, Class A
     5.94%                       11/15/04         1,831           1,846,035
   NPF VI, Inc., Health Care Receivables
     Securitization Program,
     Series 98-1, Class A
     6.22%                       06/01/02         1,700           1,705,023
   Premier Auto Trust, Series 99-1,
     Class A3
     5.69%                       11/08/02         1,800           1,806,469

                                                Par
                                 Maturity      (000)               Value
                                 --------    ----------        ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
   Premier Auto Trust, Series 95-4,
     Class A4
     6.00%                       05/06/00       $    36        $     36,293
   Prudential Securities Secured
     Financing Corp., Series 98-C1,
     Class A1B
     6.51%                       07/15/08           920             922,548
   Reilly Mortgage Securities, Series 97-A
     6.90%                       11/11/18         2,414           2,401,571
   Standard Credit Card Master Trust,
     Series 95-1, Class A
     8.25%                       01/07/07         1,310           1,466,327
   Structured Asset Securities Corp.,
     Series 98-C2-A, Class A
     5.11%**                     01/25/00           518             517,026
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%                       02/25/28         5,486            282,859
                                                               ------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $36,029,316)                                             34,194,997
                                                               ------------
PROJECT LOANS -- 0.3%
   Federal Housing Authority, Huntoon
     Paige, Construction Loan Collateral
     7.32%                       10/01/24         1,397           1,412,431
   Huntoon Paige, Series 97-B, FHA
     7.32%                       10/01/24         1,307           1,320,843
                                                               ------------
TOTAL PROJECT LOANS
  (Cost $2,749,756)                                               2,733,274
                                                               ------------
ASSET BACKED SECURITIES -- 3.9%
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                       11/15/02         3,400           3,408,500
   Brazos Student Loan Finance Corp.,
     Series 98-A, Class A2
     5.46%**                     06/01/23         2,700           2,634,188
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                       05/15/26         1,050             910,875
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                       04/20/05         1,400           1,400,382
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                       03/15/02           183             183,925
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                       09/15/19         1,212           1,210,210
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                       10/15/18         1,177***        1,097,859
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                       11/15/26         1,000             968,940
   Green Tree Financial Corp.,
     Series 96-6, Class A6
     7.95%                       08/15/26         1,000           1,066,719
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                       10/15/27         1,000           1,047,557
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                       03/02/28         1,000             955,700

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                                Par
AS OF MARCH 31, 1999 (UNAUDITED) Maturity      (000)               Value
                                 --------    ----------        ------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                       07/15/28       $ 2,400        $  2,471,693
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                       07/15/28         1,150             949,160
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     5.36%**                     04/15/26           602             596,796
   Newcourt Equipment Trust Securities,
     Series 98-2, Class A3
     5.45%                       10/15/02         2,400           2,390,867
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                       08/15/01           180             180,871
   Nissan Auto Receivables Grantor Trust,
     Series 98-A, Class A
     5.45%                       04/15/04         1,256           1,256,653
   NPC IX, Inc. Health Care Receivables,
     Inc., Series 97-1, Class A
     6.34%                       07/01/00         1,700           1,703,188
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                       07/11/02         1,429           1,434,668
   Sears Credit Account Master Trust,
     Series 96-4, Class A
     6.45%                       10/16/06           700             706,707
   Sears Credit Account Master Trust,
     Series 96-3, Class A
     7.00%                       07/15/08         2,000           2,093,328
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                       08/15/05         1,000             995,233
   Sears Credit Account Master Trust II,
     Series 99-1, Class A
     5.65%                       03/15/09         1,400           1,384,250
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.13%                       06/15/15           457             466,553
   The Money Store Home Equity Trust,
     Series 97-C, Class MH2
     7.36%                       02/15/24         1,200           1,213,166
   The Money Store Residential Trust,
     Series 98-I, Class A1
     6.41%                       03/15/06           516             515,991
                                                               ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $34,519,843)                                             33,243,979
                                                               ------------
CORPORATE BONDS -- 7.1%
FINANCE -- 3.1%
   AFC Capital Trust Investments
     8.21%                       02/03/27         1,000           1,073,396
   AMB Property L.P.
     6.90%                       06/30/05         1,200           1,173,898
   American General Capital Securities
     7.57%                       12/01/45         2,800           2,915,500
   Barnett Capital Trust Investments
     8.06%                       12/01/26         1,500           1,584,442
   Bear Stearns Capital Trust Investments
     7.00%                       01/15/27         1,050           1,053,507
   BGB Finance
     6.63%                       12/30/99           300             302,225
   CSW Investments
     6.95%                       08/01/01         1,600           1,621,597
   Equitable Cos., Inc.
     7.00%                       04/01/28           635             635,031

                                                 Par
                                 Maturity       (000)              Value
                                 --------    ----------        ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Fairfax Financial Hldgs. Ltd.
     8.30%                       04/15/26        $  305        $    307,277
   Florida Windstorm Underwriting
     Association
     7.13%                       02/25/19         1,190           1,197,301
   Ford Motor Credit Co.
     5.75%                       02/23/04         2,095           2,079,288
     5.80%                       01/12/09             5               4,807
   Fremont General Corp.
     7.70%                       03/17/04         1,440           1,448,194
   Lehman Brothers Holdings., Inc.
     6.75%                       09/24/01         3,855           3,882,026
   Merrill Lynch & Co.
     5.75%                       11/04/02         1,355           1,346,935
   National City Corp.
     5.75%                       02/01/09         3,130           2,984,120
   Salomon, Inc.
     8.90%                       02/15/00           300             309,039
   Simon Property Group L.P.
     6.63%                       06/15/03         1,400           1,392,328
   Yorkshire Power Finance
     6.50%                       02/25/08         1,750           1,732,500
                                                               ------------
                                                                 27,043,411
                                                               ------------
INDUSTRIAL -- 2.0%
   Ahmanson Capital Trust Investments
     8.36%                       12/01/26         3,440           3,672,200
   Coca-Cola Enterprises
     5.71%                       03/18/37         2,030           2,045,225
   CSX Corp.
     6.80%                       12/01/28         3,000           2,874,707
   Hyder  PLC
     7.38%                       12/15/28         1,485           1,461,071
   Jones Apparel
     6.25%                       10/01/01         2,055           2,031,881
   Panamerican Beverages
     7.25%                       07/01/09         1,300           1,092,317
   RJR Nabisco, Inc.
     6.85%                       06/15/05           600            604,707
     7.05%                       07/15/07           555            567,302
   Time Warner, Inc.
     4.90%                       07/29/99         1,000             997,500
   Williams Holdings of Delaware
     6.13%                       12/01/03         2,320           2,296,827
                                                               ------------
                                                                 17,643,737
                                                               ------------
TELECOMMUNICATIONS -- 0.9%
   AT&T Capital Corp.
     6.75%                       02/04/02         2,700           2,751,423
   AT&T Corp.
     6.50%                       03/15/29         1,100           1,077,387
   Sprint Capital Corp.
     6.88%                       11/15/28         2,345           2,311,332
   Worldcom, Inc.
     6.95%                       08/15/28         1,200           1,225,500
                                                               ------------
                                                                  7,365,642
                                                               ------------
TRANSPORTATION -- 0.2%
   ERAC USA Finance Co.
     6.95%                         03/01/04         450             456,705
   Federal Express
     7.11%                         01/02/14         915             910,482
                                                               ------------
                                                                  1,367,187
                                                               ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONCLUDED)

                                                Par
AS OF MARCH 31, 1999 (UNAUDITED) Maturity      (000)               Value
                                 --------    ----------        ------------
CORPORATE BONDS (CONTINUED)
UTILITY -- 0.7%
   Israel Electric Corp. Ltd.
     7.88%                       12/15/26        $  850        $    800,399
   Mobile Energy Services, L.L.C.
     8.67%                       01/01/17           676             169,001
   National Rural Utilities Corp.
     5.70%                       01/15/10         2,750           2,658,570
   Pennsylvania Power & Light Co.
     9.38%                       07/01/21         1,500           1,651,290
   Trans - Canada Pipelines
     6.49%                       01/21/09           592             600,398
                                                               ------------
                                                                  5,879,658
                                                               ------------
YANKEE -- 0.3%
   Empresa Electrica Pehuenche
     7.30%                       05/01/03         1,670           1,605,596
   Poland Global
     3.00%                       10/27/24         1,060             684,363
                                                               ------------
                                                                  2,289,959
                                                               ------------
TOTAL CORPORATE BONDS
  (Cost $64,207,976)                                             63,254,879
                                                               ------------
MUNICIPAL BONDS -- 0.7%
   Los Angeles Cnty. Pension Oblig.,
     Series B
     8.62%                       06/30/06           600             687,000
     8.62%                       06/30/06         2,350           2,690,750
     6.97%                       06/30/08         1,000           1,056,250
   New Jersey Econ. Dev.
     Auth. St. Pension Fdg., Series B
     7.56%                       02/15/16         2,425             797,219
     7.59%                       02/15/17           850             261,375
     7.65%                       02/15/20           895             225,988
     7.62%                       02/15/21           630             148,838
     7.62%                       02/15/22           895             199,138
     7.63%                       02/15/23           340              70,550
                                                               ------------
TOTAL MUNICIPAL BONDS
  (Cost $5,565,487)                                               6,137,108
                                                               ------------

                                                Par
                                 Maturity      (000)               Value
                                 --------    ----------        ------------
SHORT TERM INVESTMENTS -- 5.5%
   Galileo Money Market Fund                    $ 7,119        $  7,118,957
   Student Loan Marketing Association
     Bank Discount Notes
     4.80%                       04/01/99        35,150          35,150,000
   U.S. Treasury Bills
     4.83%                       04/15/99         5,000           4,990,618
                                                               ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $47,259,575)                                             47,259,575
                                                               ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $603,761,804*)                                         $863,537,203
                                                               ============


--------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                               $268,117,329
   Gross unrealized depreciation                                 (8,341,930)
                                                               ------------
                                                               $259,775,399
                                                               ============
**  Non-income producing security.

*** Principal amount of securities pledged as collateral is $348,000 on 188 long U.S. Treasury Bond futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $22,466,000, thereby resulting in an unrealized loss on $1,232. Outstanding at March 31, 1999 are 100 30 year U.S. Treasury Notes call options written expiring in June 1999 with a value of $121,875 and an exercise price of $97.

****Rates shown are the rates as of March 31, 1999.

INVESTMENT ABBREVIATIONS

   CPI      Consumer Price Index
   IO       Interest Only
   PO       Principal Only

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               BALANCED PORTFOLIO

MARCH 31, 1999 (UNAUDITED)
ASSETS
   Investments at value (Cost $603,761,804) ...................     $863,537,203
   Collateral received for securities loaned ..................       95,037,892
   Dividends receivable .......................................          687,384
   Interest receivable ........................................        2,834,906
   Investments sold receivable ................................        6,994,556
   Capital shares sold receivable .............................        1,252,828
   Futures commissions ........................................            1,729
   Prepaid expenses ...........................................           13,522
                                                                    ------------
          TOTAL ASSETS ........................................      970,360,020
                                                                    ------------
LIABILITIES
   Payable upon return of securities loaned ...................       95,037,892
   Investments purchased payable ..............................       24,951,624
   Capital shares redeemed payable ............................          416,868
   Advisor fee payable ........................................          394,281
   Administrative fee payable .................................          164,820
   Transfer Agent fee payable .................................          110,495
   Other accrued expenses payable .............................          380,469
   Deferred dollar roll income ................................            2,109
   Call options written (Premiums received $121,875) ..........           85,200
   Futures margin payable .....................................           91,375
                                                                    ------------
          TOTAL LIABILITIES ...................................      121,635,133
                                                                    ------------

NET ASSETS ....................................................     $848,724,887
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($436,466,213 / 21,509,944) ........           $20.29
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($213,523,109 / 10,532,279) ..............           $20.27
                                                                          ======
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($119,766,494 / 5,910,786) ............           $20.26
                                                                          ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($20.26 / 0.955) ...........................................           $21.21
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($73,640,364 / 3,658,349) .............           $20.13
                                                                          ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,328,707 / 264,707) ................           $20.13
                                                                          ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                     Large Cap      Large Cap      Mid-Cap       Mid-Cap
                                                       Value         Growth         Value        Growth        Small Cap
                                                      Equity         Equity        Equity        Equity       Value Equity
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)  Portfolio      Portfolio     Portfolio     Portfolio       Portfolio
                                                   ------------   ------------   -----------   ------------   ------------
Investment income:
   Interest ...................................     $ 1,290,735   $    895,140    $  188,130     $  680,822     $  507,048
   Dividends ..................................      26,328,171      4,870,312     2,648,570        170,631      5,923,884
   Net investment income from master ..........              --             --            --             --             --
   Foreign taxes withheld .....................              --        (11,228)           --         (1,723)            --
                                                   ------------   ------------   -----------   ------------   ------------
        Total investment income ...............      27,618,906      5,754,224     2,836,700        849,730      6,430,932
                                                   ------------   ------------   -----------   -------------  ------------
Expenses:
   Investment advisory fee ....................       6,425,491      3,628,276     1,051,221      1,191,065      1,881,649
   Administration fee .........................       2,536,590      1,443,795       302,237        342,425        770,449
   Custodian fee ..............................         145,926         91,246        25,032         34,601         58,345
   Transfer agent fee .........................         443,194        235,940        54,111         55,938        153,783
   Shareholders servicing fees ................         430,447        250,130        41,759         41,579        137,428
   Shareholders processing fees ...............         383,602        216,520        36,078         36,188        105,655
   Distribution fees ..........................         131,801         82,480        25,293         19,953         99,162
   Legal and audit ............................          63,072         32,169         6,684          7,046         18,319
   Printing ...................................          74,264         37,877         7,870          9,295         43,574
   Registration fees and expenses .............          30,818         25,085        33,325         25,943         32,340
   Trustees' fees and officer's salary ........          19,890         10,140         2,368          2,495          5,770
   Other ......................................          38,175         19,468         4,059          9,905         11,041
                                                   ------------   ------------   -----------   ------------   ------------
                                                     10,723,270      6,073,126     1,590,037      1,776,433      3,317,515
   Less fees waived ...........................              --             --       (26,832)       (28,851)       (16,540)
                                                   ------------   ------------   -----------   ------------   ------------
        Total operating expenses ..............      10,723,270      6,073,126     1,563,205      1,747,582      3,300,975
                                                   ------------   ------------   -----------   ------------   ------------
   Interest expense ...........................              --             --            --             --             --
                                                   ------------   ------------   -----------   ------------   ------------
        Total expenses ........................      10,723,270      6,073,126     1,563,205      1,747,582      3,300,975
                                                   ------------   ------------   -----------   ------------   ------------
   Net investment income (loss) ...............      16,895,636       (318,902)    1,273,495       (897,852)     3,129,957
                                                   ------------   ------------   -----------   ------------   ------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ..................     148,653,178    119,201,918     7,591,866     43,040,914     10,153,548
     Futures contracts ........................              --      7,205,644            --      2,802,039             --
     Foreign currency and forward
        foreign currency transactions .........              --             --            --             --             --
                                                   ------------   ------------   -----------   ------------   ------------
                                                    148,653,178    126,407,562     7,591,866     45,842,953     10,153,548
                                                   ------------   ------------   -----------   ------------   ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ..............................     228,224,585    283,838,732     9,719,237     64,487,892    (29,361,006)
     Futures ..................................              --       (239,902)           --        465,848             --
     Foreign currency and forward
        foreign currency transactions .........              --             --            --             --             --
                                                   ------------   ------------   -----------   ------------   ------------
                                                    228,224,585    283,598,830     9,719,237     64,953,740    (29,361,006)
                                                   ------------   ------------   -----------   ------------   ------------
   Net gain (loss) on investments and
     foreign currency transactions ............     376,877,763    410,006,392    17,311,103    110,796,693    (19,207,458)
                                                   ------------   ------------   -----------   ------------   ------------
   Net increase (decrease) in assets
     resulting from operations ................    $393,773,399   $409,687,490   $18,584,598   $109,898,841   $(16,077,501)
                                                   ============   ============   ===========   ============   ============


                                                                                             International  International
                                                     Small Cap     Micro-Cap   International    Small Cap      Emerging
                                                   Growth Equity    Equity        Equity         Equity         Markets
                                                     Portfolio     Portfolio     Portfolio      Portfolio      Portfolio
                                                   -------------  -----------  -------------  -------------  -------------
Investment income:
   Interest ...................................    $   4,044,598  $   108,254     $  656,776      $  16,449      $  30,018
   Dividends ..................................          209,157           --      7,961,261        175,236      1,245,595
   Net investment income from master ..........               --           --             --             --             --
   Foreign taxes withheld .....................               --           --       (882,019)       (19,349)       (31,691)
                                                   -------------  -----------  -------------  -------------  -------------
        Total investment income ...............        4,253,755      108,254      7,736,018        172,336      1,243,922
                                                   -------------  -----------  -------------  -------------  -------------
Expenses:
   Investment advisory fee ....................        3,781,965      140,097      4,693,138         94,357        519,268
   Administration fee .........................        1,500,961       29,236      1,361,175         21,704         95,547
   Custodian fee ..............................          123,024        7,804        167,637         13,273        119,530
   Transfer agent fee .........................          290,843       16,806        220,101          5,174         19,944
   Shareholders servicing fees ................          262,419       28,257        158,246          3,447         20,339
   Shareholders processing fees ...............          204,044       16,980        136,131          2,069         19,024
   Distribution fees ..........................          205,905       54,123         28,317          7,486          2,778
   Legal and audit ............................           35,063       22,840         65,008          8,074          2,814
   Printing ...................................           56,285       85,347         38,306          1,814          7,156
   Registration fees and expenses .............           25,930       28,861         27,905         24,954         19,276
   Trustees' fees and officer's salary ........           11,036          156         10,269            639          1,165
   Other ......................................           21,202          296         19,667          5,174          1,660
                                                   -------------  -----------  -------------  -------------  -------------
                                                       6,518,677      430,803      6,925,900        188,165        828,501
   Less fees waived ...........................               --     (137,387)       (14,584)       (48,700)       (62,088)
                                                   -------------  -----------  -------------  -------------  -------------
        Total operating expenses ..............        6,518,677      293,416      6,911,316        139,465        766,413
                                                   -------------  -----------  -------------  -------------  -------------
   Interest expense ...........................               --           --             --             --             --
                                                   -------------  -----------  -------------  -------------  -------------
        Total expenses ........................        6,518,677      293,416      6,911,316        139,465        766,413
                                                   -------------  -----------  -------------  -------------  -------------
   Net investment income (loss) ...............       (2,264,922)    (185,162)       824,702         32,871        477,509
                                                   -------------  -----------  -------------  -------------  -------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ..................       86,972,204    7,075,361     77,949,003       (567,169)   (39,873,704)
     Futures contracts ........................       21,204,495           --             --             --             --
     Foreign currency and forward
        foreign currency transactions .........               --           --     11,069,898         97,008       (287,591)
                                                   -------------  -----------  -------------  -------------  -------------
                                                     108,176,699    7,075,361     89,018,901       (470,161)   (40,161,295)
                                                   -------------  -----------  -------------  -------------  -------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ..............................      255,043,531    7,460,706    152,683,750      2,670,408     51,572,182
     Futures ..................................        2,066,375           --             --             --             --
     Foreign currency and forward
        foreign currency transactions .........               --           --    (13,343,550)      (106,035)      (127,454)
                                                   -------------  -----------  -------------  -------------  -------------
                                                     257,109,906    7,460,706    139,340,200      2,564,373     51,444,728
                                                   -------------  -----------  -------------  -------------  -------------
   Net gain (loss) on investments and
     foreign currency transactions ............      365,286,605   14,536,067    228,359,101      2,094,212     11,283,433
                                                   -------------  -----------  -------------  -------------  -------------
   Net increase (decrease) in assets
     resulting from operations ................    $ 363,021,683  $14,350,905  $ 229,183,803  $   2,127,083  $  11,760,942
                                                   =============  ===========  =============  =============  =============


                                                        Select         Index
                                                        Equity         Equity         Balanced
                                                      Portfolio      Portfolio       Portfolio
                                                    ------------    ------------    ------------
Investment income:
   Interest ...................................     $    619,841    $         --    $  9,631,410
   Dividends ..................................       12,848,733              --       3,232,829
   Net investment income from master ..........               --       7,296,327              --
   Foreign taxes withheld .....................               --              --              --
                                                    ------------    ------------    ------------
        Total investment income ...............       13,468,574       7,296,327      12,864,239
                                                    ------------    ------------    ------------
Expenses:
   Investment advisory fee ....................        4,672,452              --       2,149,645
   Administration fee .........................        1,841,162       1,210,398         875,659
   Custodian fee ..............................          105,780              --          65,364
   Transfer agent fee .........................          322,338         296,818         177,393
   Shareholders servicing fees ................          291,210         680,535         360,417
   Shareholders processing fees ...............          241,587         495,304         276,596
   Distribution fees ..........................          199,888       1,190,097         223,767
   Legal and audit ............................           41,873          22,888          18,272
   Printing ...................................           80,247          26,057          24,510
   Registration fees and expenses .............           78,943          28,090          31,805
   Trustees' fees and officer's salary ........           13,318           7,344           5,811
   Other ......................................           25,530          59,473          11,120
                                                    ------------    ------------    ------------
                                                       7,914,328       4,017,004       4,220,359
   Less fees waived ...........................               --        (559,316)             --
                                                    ------------    ------------    ------------
        Total operating expenses ..............        7,914,328       3,457,688       4,220,359
                                                    ------------    ------------    ------------
   Interest expense ...........................               --              --          10,897
                                                    ------------    ------------    ------------
        Total expenses ........................        7,914,328       3,457,688       4,231,256
                                                    ------------    ------------    ------------
   Net investment income (loss) ...............        5,554,246       3,838,639       8,632,983
                                                    ------------    ------------    ------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ..................       77,398,483       3,037,385      23,276,466
     Futures contracts ........................        3,296,829              --        (264,241)
     Foreign currency and forward
        foreign currency transactions .........               --              --              --
                                                    ------------    ------------    ------------
                                                      80,695,312       3,037,385      23,012,225
                                                    ------------    ------------    ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ..............................      315,191,456     234,855,104      83,564,510
     Futures ..................................         (344,254)             --        (384,968)
     Foreign currency and forward
        foreign currency transactions .........               --              --              --
                                                    ------------    ------------    ------------
                                                     314,847,202     234,855,104      83,179,542
                                                    ------------    ------------    ------------
   Net gain (loss) on investments and
     foreign currency transactions ............      395,542,514     237,892,489     106,191,767
                                                    ------------    ------------    ------------
   Net increase (decrease) in assets
     resulting from operations ................     $401,096,760    $241,731,128    $114,824,750
                                                    ============    ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54&55

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                         Large Cap                      Large Cap
                                                    Value Equity Portfolio         Growth Equity Portfolio
                                               ------------------------------  ------------------------------
                                                  For the                         For the
                                                 Six Months        For the       Six Months        For the
                                                   Ended         Year Ended         Ended        Year Ended
                                                  3/31/99          9/30/98         3/31/99         9/30/98
                                               --------------  --------------  --------------  --------------
                                                (Unaudited)                     (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) .........  $   16,895,636   $  25,637,272  $     (318,902) $      553,050
    Net realized gain (loss) on investment,
      futures and foreign currency related
      transactions ..........................     148,653,178     192,099,260     126,407,562      73,328,406
    Net unrealized gain (loss) on
      investments, futures and foreign
      currency related transactions .........     228,224,585    (446,969,393)    283,598,830      (7,495,647)
                                               --------------  --------------  --------------  --------------
    Net increase (decrease) in net assets
      resulting from operations .............     393,773,399    (229,232,861)    409,687,490      66,385,809
                                               --------------  --------------  --------------  --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................     (22,565,389)    (18,530,517)             --        (492,332)
    Service Class ...........................      (4,146,830)     (6,348,629)             --              --
    Investor A Class ........................        (552,268)       (510,254)             --              --
    Investor B Class ........................        (182,766)        (72,123)             --              --
    Investor C Class ........................         (20,024)         (6,367)             --              --
                                               --------------  --------------  --------------  --------------
    Total distribution from net
      investment income .....................     (27,467,277)    (25,467,890)             --        (492,332)
                                               --------------  --------------  --------------  --------------
  Capital:
    Institutional Class .....................              --              --              --              --
    Service Class ...........................              --              --              --              --
    Investor A Class ........................              --              --              --              --
    Investor B Class ........................              --              --              --              --
    Investor C Class ........................              --              --              --              --
                                               --------------  --------------  --------------  --------------
    Total distributions from capital ........              --              --              --              --
                                               --------------  --------------  --------------  --------------
  Net realized gains:
    Institutional Class .....................    (109,512,903)    (93,723,477)    (81,668,812)    (65,760,356)
    Service Class ...........................     (23,130,665)    (76,020,941)    (17,012,084)    (36,048,878)
    Investor A Class ........................      (3,128,012)     (6,087,188)     (3,299,277)     (3,610,796)
    Investor B Class ........................      (1,734,669)     (2,790,824)     (1,388,742)     (1,161,883)
    Investor C Class ........................        (186,349)       (189,032)        (97,721)        (23,904)
                                               --------------  --------------  --------------  --------------
    Total distributions from net
      realized gains ........................    (137,692,598)   (178,811,462)   (103,466,636)   (106,605,817)
                                               --------------  --------------  --------------  --------------
    Total distributions to shareholders .....    (165,159,875)   (204,279,352)   (103,466,636)   (107,098,149)
                                               --------------  --------------  --------------  --------------
Capital share transactions ..................     (36,445,622)  1,338,827,954      43,117,552     421,476,131
                                               --------------  --------------  --------------  --------------
    Total increase (decrease) in net assets .     192,167,902     905,315,741     349,338,406     380,763,791
Net assets:
    Beginning of period .....................   2,312,241,400   1,406,925,659   1,159,724,458     778,960,667
                                               --------------  --------------  --------------  --------------
    End of period ...........................  $2,504,409,302  $2,312,241,400  $1,509,062,864  $1,159,724,458
                                               ==============  ==============  ==============  ==============


                                                      Mid-Cap Value              Mid-Cap Growth                Small Cap
                                                     Equity Portfolio           Equity Portfolio         Value Equity Portfolio
                                               --------------------------  --------------------------  --------------------------
                                                  For the                     For the                     For the
                                                 Six Months     For the     Six Months      For the     Six Months      For the
                                                    Ended     Year Ended       Ended      Year Ended       Ended      Year Ended
                                                   3/31/99      9/30/98       3/31/99       9/30/98       3/31/99       9/30/98
                                               ------------  ------------  ------------  ------------  ------------  ------------
                                                (Unaudited)                (Unaudited)                 (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) .........  $  1,273,495   $ 1,659,693  $   (897,852)  $  (953,746)  $ 3,129,957   $ 3,992,037
    Net realized gain (loss) on investment,
      futures and foreign currency related
      transactions ..........................     7,591,866    (4,969,292)   45,842,953    (1,577,914)   10,153,548    48,844,677
    Net unrealized gain (loss) on
      investments, futures and foreign
      currency related transactions .........     9,719,237   (47,088,039)   64,953,740   (25,720,350)  (29,361,006) (220,300,060)
                                               ------------  ------------  ------------  ------------  ------------  ------------
    Net increase (decrease) in net assets
      resulting from operations .............    18,584,598   (50,397,638)  109,898,841   (28,252,010)  (16,077,501) (167,463,346)
                                               ------------  ------------  ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................    (1,199,637)   (1,414,807)           --            --    (8,726,588)   (3,336,413)
    Service Class ...........................      (179,709)     (189,171)           --            --    (1,117,188)     (527,494)
    Investor A Class ........................       (14,183)      (12,658)           --            --      (540,212)     (121,897)
    Investor B Class ........................            --            --            --            --      (215,285)           --
    Investor C Class ........................            --            --            --            --       (56,500)           --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    Total distribution from net
      investment income .....................    (1,393,529)   (1,616,636)           --            --   (10,655,773)   (3,985,804)
                                               ------------  ------------  ------------  ------------  ------------  ------------
  Capital:
    Institutional Class .....................            --            --            --      (140,856)           --            --
    Service Class ...........................            --            --            --       (18,337)           --            --
    Investor A Class ........................            --            --            --        (2,632)           --            --
    Investor B Class ........................            --            --            --        (2,660)           --            --
    Investor C Class ........................            --            --            --          (150)           --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions from capital ........            --            --            --      (164,635)           --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
  Net realized gains:
    Institutional Class .....................            --    (3,170,990)           --      (822,665)  (23,842,650)  (33,889,486)
    Service Class ...........................            --      (873,004)           --      (245,537)   (3,473,838)  (12,976,187)
    Investor A Class ........................            --       (77,103)           --       (23,701)   (1,664,439)   (3,650,541)
    Investor B Class ........................            --      (106,596)           --       (24,423)     (939,611)   (1,336,440)
    Investor C Class ........................            --          (687)           --          (624)     (241,116)     (318,538)
                                               ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions from net
      realized gains ........................            --    (4,228,380)           --    (1,116,950)  (30,161,654)  (52,171,192)
                                               ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions to shareholders .....    (1,393,529)   (5,845,016)           --    (1,281,585)  (40,817,427)  (56,156,996)
                                               ------------  ------------  ------------  ------------  ------------  ------------
Capital share transactions ..................       397,727   166,482,367   (11,726,476)  151,328,193    20,245,157   409,911,079
                                               ------------  ------------  ------------  ------------  ------------  ------------
    Total increase (decrease) in net assets .    17,588,796   110,239,713    98,172,365   121,794,598   (36,649,771)  186,290,737
Net assets:
    Beginning of period .....................   245,129,875   134,890,162   257,912,297   136,117,699   665,761,441   479,470,704
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of period ...........................  $262,718,671  $245,129,875  $356,084,662  $257,912,297  $629,111,670  $665,761,441
                                               ============  ============  ============  ============  ============  ============


                                                        Small Cap                      Micro-Cap
                                                  Growth Equity Portfolio           Equity Portfolio
                                               ------------------------------  ---------------------------
                                                   For the                        For the   For the period
                                                 Six Months        For the     Six Months     05/01/98 1
                                                    Ended        Year Ended       Ended        through
                                                   3/31/99         9/30/98       3/31/99       9/30/98
                                               --------------  --------------  ---------------------------
                                                (Unaudited)                    (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) .........  $   (2,264,922) $   (3,153,995) $  (185,162)     $  (59,173)
    Net realized gain (loss) on investment,
      futures and foreign currency related
      transactions ..........................     108,176,699      (7,228,973)   7,075,361      (2,808,502)
    Net unrealized gain (loss) on
      investments, futures and foreign
      currency related transactions .........     257,109,906    (351,978,763)   7,460,706         350,886
                                               --------------  --------------  -----------  --------------
    Net increase (decrease) in net assets
      resulting from operations .............     363,021,683    (362,361,731)  14,350,905      (2,516,789)
                                               --------------  --------------  -----------  --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class .....................              --              --           --              --
    Service Class ...........................              --              --           --              --
    Investor A Class ........................              --              --           --              --
    Investor B Class ........................              --              --           --              --
    Investor C Class ........................              --              --           --              --
                                               --------------  --------------  -----------  --------------
    Total distribution from net
      investment income .....................              --              --           --              --
                                               --------------  --------------  -----------  --------------
  Capital:
    Institutional Class .....................              --              --           --              --
    Service Class ...........................              --              --           --              --
    Investor A Class ........................              --              --           --              --
    Investor B Class ........................              --              --           --              --
    Investor C Class ........................              --              --           --              --
                                               --------------  --------------  -----------  --------------
    Total distributions from capital ........              --              --           --              --
                                               --------------  --------------  -----------  --------------
  Net realized gains:
    Institutional Class .....................              --     (24,910,944)          --              --
    Service Class ...........................              --     (11,458,901)          --              --
    Investor A Class ........................              --      (2,985,189)          --              --
    Investor B Class ........................              --      (2,175,966)          --              --
    Investor C Class ........................              --        (745,438)          --              --
                                               --------------  --------------  -----------  --------------
    Total distributions from net
      realized gains ........................              --     (42,276,438)          --              --
                                               --------------  --------------  -----------  --------------
    Total distributions to shareholders .....              --     (42,276,438)          --
                                               --------------  --------------  -----------  --------------
Capital share transactions ..................    (59,708,410)     834,426,119    9,206,395      20,356,330
                                               --------------  --------------  -----------  --------------
    Total increase (decrease) in net assets .     303,313,273     429,787,950   23,557,300      17,839,541
Net assets:
    Beginning of period .....................   1,262,480,271     832,692,321   17,839,541              --
                                               --------------  --------------  -----------  --------------
    End of period ...........................  $1,565,793,544  $1,262,480,271  $41,396,841  $   17,839,541
                                               ==============  ==============  ===========  ==============

------------------------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56&57

                                 BLACKROCK FUNDS

                                                                                                     International
                                                                        International                   Small Cap
                                                                      Equity Portfolio              Equity Portfolio
                                                              ------------------------------    ------------------------
                                                                  For the                          For the
                                                                Six Months        For the        Six Months    For the
                                                                   Ended        Year Ended          Ended    Year Ended
                                                                  3/31/99         9/30/98          3/31/99     9/30/98
                                                              --------------  --------------    -----------  -----------
                                                                (Unaudited)                      (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................   $      824,702    $  8,159,933      $  32,871    $  98,516
    Net realized gain (loss) on investment, futures
      and foreign currency related transactions. ..........       89,018,901      71,669,944       (470,161)   2,075,708
    Net unrealized gain (loss) on investment,
      futures and foreign currency related transactions ...      139,340,200    (233,529,572)     2,564,373   (3,251,955)
                                                              --------------  --------------    -----------  -----------
    Net increase (decrease) in net assets
      resulting from operations ...........................      229,183,803    (153,699,695)     2,127,083   (1,077,731)
                                                              --------------  --------------    -----------  -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................................      (19,912,072)     (5,917,557)      (411,768)     (81,520)
    Service Class .........................................       (2,054,942)     (2,234,158)            --       (1,514)
    Investor A Class ......................................         (634,740)       (196,004)       (14,315)      (2,465)
    Investor B Class ......................................          (47,346)        (32,932)       (18,573)      (2,821)
    Investor C Class ......................................           (2,200)         (1,193)        (4,082)        (560)
                                                              --------------  --------------    -----------  -----------
    Total distribution from net
      investment income ...................................      (22,651,300)     (8,381,844)      (448,738)     (88,880)
                                                              --------------  --------------    -----------  -----------
  Net realized gains:
    Institutional Class ...................................      (50,507,155)     (5,880,920)    (1,492,534)          --
    Service Class .........................................       (7,058,511)     (2,710,758)          (455)          --
    Investor A Class ......................................       (1,667,304)       (359,503)       (67,998)          --
    Investor B Class ......................................         (332,680)        (85,549)      (158,974)          --
    Investor C Class ......................................          (15,174)         (2,122)       (31,409)          --
                                                              --------------  --------------    -----------  -----------
    Total distributions from net
      realized gains ......................................      (59,580,824)     (9,038,852)    (1,751,370)          --
                                                              --------------  --------------    -----------  -----------
    Total distributions to shareholders ...................      (82,232,124)    (17,420,696)    (2,200,108)     (88,880)
                                                              --------------  --------------    -----------  -----------
Capital share transactions ................................      (78,716,047)    698,804,127       (771,198)   3,766,352
                                                              --------------  --------------    -----------  -----------
    Total increase (decrease) in net assets ...............       68,235,632     527,683,736       (844,223)   2,599,741
Net assets:
    Beginning of period ...................................    1,189,097,559     661,413,823     19,233,604   16,633,863
                                                              --------------  --------------    -----------  -----------
    End of period .........................................   $1,257,333,191  $1,189,097,559    $18,389,381  $19,233,604
                                                              ==============  ==============    ===========  ===========


                                                                      International
                                                                     Emerging Markets                       Select
                                                                        Portfolio                     Equity Portfolio
                                                              -----------------------------   --------------------------------
                                                                 For the                           For the
                                                               Six Months        For the         Six Months         For the
                                                                  Ended        Year Ended           Ended         Year Ended
                                                                 3/31/99         9/30/98           3/31/99          9/30/98
                                                              ------------     ------------   --------------    --------------
                                                               (Unaudited)                       (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................   $    477,509     $  1,168,323   $    5,554,246    $    9,513,164
    Net realized gain (loss) on investment,
      futures and foreign
      currency related transactions. ......................    (40,161,295)     (23,240,822)      80,695,312        50,382,667
    Net unrealized gain (loss) on investment, futures
      and foreign currency related transactions ...........     51,444,728      (80,454,222)     314,847,202      (125,501,318)
                                                              ------------     ------------   --------------    --------------
    Net increase (decrease) in net assets
      resulting from operations ...........................     11,760,942     (102,526,721)     401,096,760       (65,605,487)
                                                              ------------     ------------   --------------    --------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................................       (560,013)              --       (5,334,853)       (7,923,238)
    Service Class .........................................             --               --         (494,555)       (1,345,132)
    Investor A Class ......................................             --               --          (83,375)         (126,292)
    Investor B Class ......................................             --               --               --               120
    Investor C Class ......................................             --               --              (16)               --
                                                              ------------     ------------   --------------    --------------
    Total distribution from net
      investment income ...................................       (560,013)              --       (5,912,799)       (9,394,542)
                                                              ------------     ------------   --------------    --------------
  Net realized gains:
    Institutional Class ...................................             --       (1,735,707)     (45,528,653)      (26,245,020)
    Service Class .........................................             --         (980,791)      (7,197,856)      (11,088,452)
    Investor A Class ......................................             --          (62,362)      (1,341,737)       (1,142,824)
    Investor B Class ......................................             --          (27,732)      (1,483,560)       (1,237,130)
    Investor C Class ......................................             --           (1,309)         (90,763)          (25,714)
                                                              ------------     ------------   --------------    --------------
    Total distributions from net
      realized gains ......................................             --       (2,807,901)     (55,642,569)      (39,739,140)
                                                              ------------     ------------   --------------    --------------
    Total distributions to shareholders ...................       (560,013)      (2,807,901)     (61,555,368)      (49,133,682)
                                                              ------------     ------------   --------------    --------------
Capital share transactions ................................    (36,538,845)       9,594,481      (37,759,632)    1,090,529,491
                                                              ------------     ------------   --------------    --------------
    Total increase (decrease) in net assets ...............    (25,337,916)     (95,740,141)     301,781,760       975,790,322
Net assets:
    Beginning of period ...................................     92,808,361      188,548,502    1,567,566,051       591,775,729
                                                              ------------     ------------   --------------    --------------
    End of period .........................................   $ 67,470,445    $  92,808,361   $1,869,347,811    $1,567,566,051
                                                              ============    =============   ==============    ==============



                                                                           Index
                                                                    Equity Portfolio                   Balanced Portfolio
                                                              ------------------------------      ---------------------------
                                                                  For the                           For the
                                                                Six Months         For the         Six Months      For the
                                                                   Ended         Year Ended          Ended       Year Ended
                                                                  3/31/99          9/30/98          3/31/99        9/30/98
                                                              --------------     -----------      -----------   -------------
                                                                (Unaudited)                       (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................   $    3,838,639     $ 6,807,877      $ 8,632,983   $ 10,811,745
    Net realized gain (loss) on investment, futures
      and foreign currency related transactions............        3,037,385        (922,089)      23,012,225     20,077,250
    Net unrealized gain (loss) on investment,
      futures and foreign currency related transactions ...      234,855,104      15,954,093       83,179,542     (4,184,507)
                                                              --------------    ------------     ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ...........................      241,731,128      21,839,881      114,824,750     26,704,488
                                                              --------------    ------------     ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...................................       (3,169,939)     (3,530,357)      (5,050,470)    (4,562,657)
    Service Class .........................................       (1,687,704)     (2,427,368)      (2,179,698)    (3,867,304)
    Investor A Class ......................................         (277,335)       (327,932)      (1,143,780)    (1,800,766)
    Investor B Class ......................................         (436,163)       (159,040)        (417,547)      (455,298)
    Investor C Class ......................................         (510,224)       (101,654)         (19,284)        (4,734)
                                                              --------------    ------------     ------------   ------------
    Total distribution from net
      investment income ...................................       (6,081,365)     (6,546,351)      (8,810,779)   (10,690,759)
                                                              --------------    ------------     ------------   ------------
  Net realized gains:
    Institutional Class ...................................       (1,069,132)       (350,642)     (15,889,194)    (2,175,645)
    Service Class .........................................         (695,184)       (412,780)      (7,702,682)   (12,131,307)
    Investor A Class ......................................         (124,525)        (61,777)      (4,050,743)    (5,953,904)
    Investor B Class ......................................         (342,483)        (85,726)      (2,064,754)    (1,760,468)
    Investor C Class ......................................         (288,901)        (45,394)         (38,248)        (7,177)
                                                              --------------    ------------     ------------   ------------
    Total distributions from net
      realized gains ......................................       (2,520,225)       (956,319)     (29,745,621)   (22,028,501)
                                                              --------------    ------------     ------------   ------------
    Total distributions to shareholders ...................       (8,601,590)     (7,502,670)     (38,556,400)   (32,719,260)
                                                              --------------    ------------     ------------   ------------
Capital share transactions ................................      346,945,497     355,034,744       77,203,202    382,617,238
                                                              --------------    ------------     ------------   ------------
    Total increase (decrease) in net assets ...............      580,075,035     369,371,955      153,471,552    376,602,466
Net assets:
    Beginning of period ...................................      821,350,006     451,978,051      695,253,335    318,650,869
                                                              --------------    ------------     ------------   ------------
    End of period .........................................   $1,401,425,041    $821,350,006     $848,724,887   $695,253,335
                                                              ==============    ============     ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58&59

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 NET                     NET GAIN                                   DISTRIBUTIONS     NET
                                ASSET                   (LOSS) ON     DISTRIBUTIONS                   FROM NET       ASSET
                                VALUE       NET        INVESTMENTS      FROM NET     DISTRIBUTIONS    REALIZED       VALUE
                              BEGINNING  INVESTMENT  (BOTH REALIZED    INVESTMENT         FROM         CAPITAL       END OF
                              OF PERIOD   INCOME     AND UNREALIZED)     INCOME         CAPITAL         GAINS        PERIOD
----------------------------------------------------------------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $14.69       $ 0.11        $ 2.40          $(0.18)           $--          $(0.89)      $16.13
9/30/98                        17.53         0.22         (0.58)          (0.23)            --           (2.25)       14.69
9/30/97                        15.35         0.31          4.69           (0.30)            --           (2.52)       17.53
9/30/96                        13.92         0.35          2.41           (0.36)            --           (0.97)       15.35
9/30/95                        11.62         0.34          2.54           (0.33)            --           (0.25)       13.92
9/30/94                        11.68         0.27          0.16           (0.27)            --           (0.22)       11.62
SERVICE CLASS
10/1/98 through 3/31/99 6     $14.69       $ 0.08        $ 2.40          $(0.15)           $--          $(0.89)      $16.13
9/30/98                        17.52         0.21         (0.61)          (0.18)            --           (2.25)       14.69
9/30/97                        15.35         0.24          4.70           (0.25)            --           (2.52)       17.52
9/30/96                        13.92         0.32          2.40           (0.32)            --           (0.97)       15.35
9/30/95                        11.62         0.30          2.55           (0.30)            --           (0.25)       13.92
9/30/94                        11.68         0.25          0.16           (0.25)            --           (0.22)       11.62
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $14.68       $ 0.09        $ 2.39          $(0.15)           $--          $(0.89)      $16.12
9/30/98                        17.52         0.17         (0.60)          (0.16)            --           (2.25)       14.68
9/30/97                        15.35         0.23          4.69           (0.23)            --           (2.52)       17.52
9/30/96                        13.92         0.28          2.41           (0.29)            --           (0.97)       15.35
9/30/95                        11.62         0.27          2.56           (0.28)            --           (0.25)       13.92
9/30/94                        11.69         0.23          0.15           (0.23)            --           (0.22)       11.62
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $14.59       $ 0.01        $ 2.37          $(0.09)           $--          $(0.89)      $15.99
9/30/98                        17.44         0.05         (0.61)          (0.04)            --           (2.25)       14.59
9/30/97                        15.32         0.14          4.64           (0.14)            --           (2.52)       17.44
1/18/96 1 through 9/30/96      13.56         0.13          1.80           (0.17)            --              --        15.32
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $14.59       $ 0.02        $ 2.36          $(0.09)           $--          $(0.89)      $15.99
9/30/98                        17.44         0.06         (0.62)          (0.04)            --           (2.25)       14.59
9/30/97                        15.32         0.15          4.63           (0.14)            --           (2.52)       17.44
8/16/96 1 through 9/30/96      14.91         0.02          0.45           (0.06)            --              --        15.32
-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $18.14       $   --        $ 6.19          $   --            $--          $(1.63)      $22.70
9/30/98                        18.92         0.03          1.85           (0.02)            --           (2.64)       18.14
9/30/97                        14.96         0.09          4.72           (0.11)            --           (0.74)       18.92
9/30/96                        13.03         0.08          2.29           (0.06)            --           (0.38)       14.96
9/30/95                        10.19         0.13          2.88           (0.17)            --              --        13.03
9/30/94                        11.58         0.06         (1.34)          (0.01)            --           (0.10)       10.19
SERVICE CLASS
10/1/98 through 3/31/99 6     $18.11       $(0.03)       $ 6.18          $   --            $--          $(1.63)      $22.63
9/30/98                        18.93        (0.03)         1.85              --             --           (2.64)       18.11
9/30/97                        14.95         0.04          4.72           (0.04)            --           (0.74)       18.93
9/30/96                        13.02         0.05          2.28           (0.02)            --           (0.38)       14.95
9/30/95                        10.18         0.10          2.87           (0.13)            --              --        13.02
9/30/94                        11.57         0.03         (1.32)             --             --           (0.10)       10.18
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $18.06       $(0.02)       $ 6.13          $   --            $--           (1.63)      $22.54
9/30/98                        18.91        (0.05)         1.84              --             --           (2.64)       18.06
9/30/97                        14.94         0.01          4.72           (0.02)            --           (0.74)       18.91
9/30/96                        13.01         0.02          2.29              --             --           (0.38)       14.94
9/30/95                        10.16         0.08          2.87           (0.10)            --              --        13.01
9/30/94                        11.57         0.02         (1.33)             --             --           (0.10)       10.16
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $17.68       $ 0.03        $ 5.85          $   --            $--          $(1.63)      $21.93
9/30/98                        18.69        (0.15)         1.78              --             --           (2.64)       17.68
9/30/97                        14.86        (0.07)         4.64              --             --           (0.74)       18.69
1/24/96 1 through 9/30/96      13.08        (0.02)         1.80              --             --              --        14.86
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $17.68       $ 0.02        $ 5.86          $   --            $--          $(1.63)      $21.93
9/30/98                        18.69        (0.15)         1.78              --             --           (2.64)       17.68
1/24/97 1 through 9/30/97      15.23        (0.03)         3.49              --             --              --        18.69


                                                                                                        RATIO OF NET
                                            NET                  RATIO OF EXPENSES                    INVESTMENT INCOME
                                          ASSETS      RATIO OF       TO AVERAGE        RATIO OF NET      TO AVERAGE
                                          END OF    EXPENSES TO     NET ASSETS      INVESTMENT INCOME    NET ASSETS      PORTFOLIO
                                TOTAL     PERIOD    AVERAGE NET      (EXCLUDING       TO AVERAGE NET     (EXCLUDING      TURNOVER
                               RETURN      (000)       ASSETS         WAIVERS)            ASSETS           WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------------------
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      17.39%  $1,992,940      0.78%2          0.78%2            1.43%2             1.43%2          18%
9/30/98                        (2.27)   1,841,171      0.83            0.84              1.45               1.44            33
9/30/97                        37.66      743,405      0.78            0.85              1.94               1.87            37
9/30/96                        21.01      731,024      0.75            0.84              2.40               2.32            60
9/30/95                        25.73      508,273      0.67            0.81              2.68               2.53            12
9/30/94                         3.76      577,996      0.65            0.81              2.44               2.28            11
SERVICE CLASS
10/1/98 through 3/31/99 6      17.22%  $  413,255      1.09%2          1.09%2            1.13%2             1.13%2          18%
9/30/98                        (2.50)     387,323      1.13            1.14              1.14               1.13            33
9/30/97                        37.22      595,189      1.09            1.16              1.62               1.55            37
9/30/96                        20.68      457,283      1.05            1.14              2.13               2.04            60
9/30/95                        25.40      170,832      0.95            1.09              2.40               2.26            12
9/30/94                         3.51      105,035      0.90            1.06              2.24               2.08            11
INVESTOR A CLASS
10/1/98 through 3/31/99 6      17.10%3  $  62,394      1.20%2          1.20%2            1.01%2             1.01%2          18%
9/30/98                        (2.63)3     51,151      1.27            1.28              0.99               0.98            33
9/30/97                        37.01 3     47,131      1.26            1.33              1.44               1.37            37
9/30/96                        20.52 3     26,190      1.22            1.31              1.93               1.84            60
9/30/95                        25.22 3     16,910      1.11            1.25              2.24               2.10            12
9/30/94                         3.32 3     10,412      1.05            1.21              2.08               1.92            11
INVESTOR B CLASS
10/1/98 through 3/31/99 6      16.59%4  $  32,157      2.01%2          2.01%2            0.21%2             0.21%2          18%
9/30/98                        (3.45)4     29,450      2.06            2.07              0.20               0.19            33
9/30/97                        36.40 4     19,773      2.00            2.07              0.64               0.57            37
1/18/96 1 through 9/30/96      14.26 4      3,152      1.92 2          2.00 2            1.34 2             1.25 2          60
INVESTOR C CLASS
10/1/98 through 3/31/99 6      16.59%4   $  3,663      2.00%2          2.00%2            0.21%2             0.21%2          18%
9/30/98                        (3.45)4      3,146      2.04            2.05              0.22               0.21            33
9/30/97                        35.99 4      1,428      2.01            2.08              0.61               0.54            37
8/16/96 1 through 9/30/96       3.16 4        205      1.80 2          1.88 2            1.29 2             1.20 2          60
-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      36.24%  $1,168,068      0.82%2          0.82%2            0.04%2             0.04%2          20%
9/30/98                        11.76      922,896      0.86            0.86              0.18               0.18            54
9/30/97                        33.69      482,851      0.79            0.86              0.54               0.47            81
9/30/96                        18.67      481,171      0.75            0.86              0.63               0.51            58
9/30/95                        29.88      211,543      0.67            0.85              1.20               1.01            55
9/30/94                       (11.14)      97,834      0.65            0.89              0.62               0.38           212
SERVICE CLASS
10/1/98 through 3/31/99 6      36.06%  $  249,477      1.12%2          1.12%2           (0.27)%2           (0.27)%2         20%
9/30/98                        11.33      187,738      1.16            1.16             (0.13)             (0.13)           54
9/30/97                        33.38      262,409      1.10            1.17              0.24               0.17            81
9/30/96                        18.34      191,023      1.05            1.17              0.31               0.20            58
9/30/95                        29.43       76,769      0.95            1.13              0.91               0.73            55
9/30/94                       (11.20)      36,752      0.90            1.14              0.51               0.26           212
INVESTOR A CLASS
10/1/98 through 3/31/99 6      35.93%3  $  59,520      1.24%2          1.24%2           (0.38)%2           (0.38)%2         20%
9/30/98                        11.16 3     33,340      1.33            1.33             (0.30)             (0.30)           54
9/30/97                        33.18 3     25,575      1.27            1.34              0.07               0.0             81
9/30/96                        18.18 3     16,579      1.22            1.34              0.15               0.04            58
9/30/95                        29.26 3     10,034      1.11            1.29              0.76               0.58            55
9/30/94                       (11.38)3      5,049      1.05            1.29              0.29               0.05           212
INVESTOR B CLASS
10/1/98 through 3/31/99 6      35.37%4  $  29,012      2.03%2          2.03%2           (1.17)%2           (1.17)%2         20%
9/30/98                        10.33 4     14,713      2.07            2.07             (1.03)             (1.03)           54
9/30/97                        32.18 4      7,919      2.01            2.08             (0.66)             (0.73)           81
1/24/96 1 through 9/30/96      13.61 4      2,364      1.93 2          2.05 2           (0.47)2            (0.58)2          58
INVESTOR C CLASS
10/1/98 through 3/31/99 6      35.37%4   $  2,986      2.01%2          2.01%2           (1.14)%2           (1.14)%2         20%
9/30/98                        10.33 4      1,037      2.06            2.06             (1.01)             (1.01)           54
1/24/97 1 through 9/30/97      22.78 4        207      2.02 2          2.09 2           (0.66)2            (0.73)2          81

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60-61

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                   NET GAIN                                     DISTRIBUTIONS    NET
                              ASSET                 (LOSS) ON       DISTRIBUTIONS                   FROM NET      ASSET
                              VALUE        NET      INVESTMENTS       FROM NET     DISTRIBUTIONS    REALIZED      VALUE
                            BEGINNING  INVESTMENT  (BOTH REALIZED    INVESTMENT        FROM         CAPITAL       END OF
                            OF PERIOD    INCOME    AND UNREALIZED)     INCOME         CAPITAL        GAINS        PERIOD
---------------------------------------------------------------------------------------------------------------------------
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $10.63    $ 0.07        $ 0.76          $(0.07)         $   --         $   --      $11.39
9/30/98                        12.80      0.10         (1.81)          (0.10)             --          (0.36)      10.63
12/27/96 1 through 9/30/97     10.00      0.10          2.80           (0.10)             --             --       12.80
SERVICE CLASS
10/1/98 through 3/31/99 6     $10.62    $ 0.04        $ 0.76          $(0.05)         $   --         $   --      $11.37
9/30/98                        12.79      0.08         (1.82)          (0.07)             --          (0.36)      10.62
12/27/96 1 through 9/30/97     10.00      0.07          2.80           (0.08)             --             --       12.79
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $10.61    $ 0.03        $ 0.76          $(0.03)         $   --         $   --      $11.37
9/30/98                        12.77      0.05         (1.81)          (0.04)             --          (0.36)      10.61
12/27/96 1 through 9/30/97     10.00      0.07          2.78           (0.08)             --             --       12.77
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $10.58    $(0.01)       $ 0.76          $   --          $   --         $   --      $11.33
9/30/98                        12.78     (0.03)        (1.81)             --              --          (0.36)      10.58
12/27/96 1 through 9/30/97     10.00      0.03          2.79           (0.04)             --             --       12.78
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $10.58    $ 0.01        $ 0.74          $   --          $   --         $   --      $11.33
9/30/98                        12.78     (0.02)        (1.82)             --              --          (0.36)      10.58
12/27/96 1 through 9/30/97     10.00      0.02          2.80           (0.04)             --             --       12.78
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $11.12    $(0.04)       $ 4.83          $   --          $   --         $   --      $15.91
9/30/98                        12.20     (0.02)        (0.96)             --           (0.01)         (0.09)      11.12
12/27/96 1 through 9/30/97     10.00     (0.01)         2.21              --              --             --       12.20
SERVICE CLASS
10/1/98 through 3/31/99 6     $11.06    $(0.05)       $ 4.79          $   --          $   --         $   --      $15.80
9/30/98                        12.17     (0.09)        (0.92)             --           (0.01)         (0.09)      11.06
12/27/96 1 through 9/30/97     10.00     (0.03)         2.20              --              --             --       12.17
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $11.02    $(0.04)       $ 4.75          $   --          $   --         $   --      $15.73
9/30/98                        12.14     (0.07)        (0.95)             --           (0.01)         (0.09)      11.02
12/27/96 1 through 9/30/97     10.00     (0.03)         2.17              --              --             --       12.14
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $10.90    $(0.07)       $ 4.68          $   --          $   --         $   --      $15.51
9/30/98                        12.11     (0.14)        (0.97)             --           (0.01)         (0.09)      10.90
12/27/96 1 through 9/30/97     10.00     (0.05)         2.16              --              --             --       12.11
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $10.90    $(0.03)       $ 4.64          $   --          $   --         $   --      $15.51
9/30/98                        12.11     (0.14)        (0.97)             --           (0.01)         (0.09)      10.90
12/27/96 1 through 9/30/97     10.00     (0.07)         2.18              --              --             --       12.11
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $14.89    $ 0.07        $(0.40)         $(0.23)         $   --         $(0.67)     $13.66
9/30/98                        20.20      0.13         (3.19)          (0.13)             --          (2.12)      14.89
9/30/97                        15.98      0.17          6.39           (0.17)             --          (2.17)      20.20
9/30/96                        15.16      0.10          1.70           (0.11)             --          (0.87)      15.98
9/30/95                        13.62      0.06          2.17           (0.08)             --          (0.61)      15.16
9/30/94                        13.08      0.04          0.77           (0.02)             --          (0.25)      13.62
SERVICE CLASS
10/1/98 through 3/31/99 6     $14.88    $ 0.05        $(0.40)         $(0.21)         $   --         $(0.67)     $13.65
9/30/98                        20.20      0.09         (3.21)          (0.08)             --          (2.12)      14.88
9/30/97                        15.98      0.13          6.39           (0.13)             --          (2.17)      20.20
9/30/96                        15.15      0.06          1.70           (0.06)             --          (0.87)      15.98
9/30/95                        13.59      0.02          2.18           (0.03)             --          (0.61)      15.15
9/30/94                        13.08        --          0.77           (0.01)             --          (0.25)      13.59


                                                                                                        RATIO OF NET
                                          NET                  RATIO OF EXPENSES                     INVESTMENT INCOME
                                        ASSETS     RATIO OF       TO AVERAGE        RATIO OF NET        TO AVERAGE
                                        END OF    EXPENSES TO     NET ASSETS      INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                              TOTAL     PERIOD    AVERAGE NET      (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                             RETURN      (000)      ASSETS          WAIVERS)            ASSETS            WAIVERS)          RATE
---------------------------------------------------------------------------------------------------------------------------------
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      7.65%   $211,823      1.11%2           1.13%2            1.05%2             1.03%2           43%
9/30/98                      (13.68)    205,634      1.14             1.20              0.89               0.83             71
12/27/96 1 through 9/30/97    29.11     106,886      1.15 2           1.19 2            1.33 2             1.29 2           36
SERVICE CLASS
10/1/98 through 3/31/99 6      7.42%   $ 40,876      1.40%2           1.42%2            0.77%2             0.75%2           43%
9/30/98                      (13.94)     28,879      1.44             1.50              0.60               0.54             71
12/27/96 1 through 9/30/97    28.81      22,757      1.44 2           1.48 2            0.98 2             0.94 2           36
INVESTOR A CLASS
10/1/98 through 3/31/99 6      7.40%3  $  4,158      1.58%2           1.60%2            0.57%2             0.55%2           43%
9/30/98                      (14.06)3     3,983      1.61             1.67              0.41               0.35             71
12/27/96 1 through 9/30/97    28.51 3     2,315      1.61 2           1.64 2            0.77 2             0.73 2           36
INVESTOR B CLASS
10/1/98 through 3/31/99 6      6.99%4  $  5,489      2.33%2           2.35%            (0.19)%2           (0.21)%2          43%
9/30/98                      (14.66)4     6,375      2.35             2.41             (0.33)             (0.39)            71
12/27/96 1 through 9/30/97    28.23 4     2,911      2.32 2           2.36 2            0.04 2             0.0 2            36
INVESTOR C CLASS
10/1/98 through 3/31/99 6      6.99%4  $    373      2.33%2           2.35%2           (0.13)%2           (0.15)%2          43%
9/30/98                      (14.66)4       259      2.33             2.39             (0.28)             (0.34)            71
12/27/96 1 through 9/30/97    28.23 4        21      2.33 2           2.37 2            0.13 2             0.09 2           36
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     43.08%   $297,456      1.11%2           1.13%2           (0.53)%2           (0.55)%2         140%
9/30/98                       (8.05)    220,903      1.14             1.20             (0.37)             (0.43)           204
12/27/96 1 through 9/30/97    22.00     107,709      1.13 2           1.17 2           (0.16)2            (0.20)2           64
SERVICE CLASS
10/1/98 through 3/31/99 6     42.86%   $ 44,174      1.41%2           1.43%2           (0.84)%2           (0.86)%2         140%
9/30/98                       (8.32)     28,601      1.44             1.50             (0.68)             (0.74)           204
12/27/96 1 through 9/30/97    21.70      22,984      1.44 2           1.48 2           (0.54)2            (0.58)2           64
INVESTOR A CLASS
10/1/98 through 3/31/99 6     42.74%3  $  7,157      1.58%2           1.60%2           (1.01)%2           (1.03)%2         140%
9/30/98                       (8.42)3     4,090      1.61             1.67             (0.85)             (0.91)           204
12/27/96 1 through 9/30/97    21.40 3     2,650      1.59 2           1.63 2           (0.73)2            (0.77)2           64
INVESTOR B CLASS
10/1/98 through 3/31/99 6     42.29%4  $  6,904      2.32%2           2.34%2           (1.75)%2           (1.77)%2         140%
9/30/98                       (9.19)4     4,088      2.35             2.41             (1.60)             (1.66)           204
12/27/96 1 through 9/30/97    21.10 4     2,691      2.32 2           2.36 2           (1.50)2            (1.54)2           64
INVESTOR C CLASS
10/1/98 through 3/31/99 6     42.29%4  $    394      2.32%2           2.34%2           (1.75)%2           (1.77)%2         140%
9/30/98                       (9.19)%4      230      2.34             2.40             (1.56)             (1.62)           204
12/27/96 1 through 9/30/97    21.10 4        85      2.35 2           2.39 2           (1.49)2            (1.53)2           64
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     (2.72)%  $501,395      0.86%2           0.87%2            1.02%2             1.01%2           28%
9/30/98                      (17.03)    527,374      0.87             0.88              0.79               0.78             45
9/30/97                       47.36     309,899      0.87             0.88              1.09               1.08             66
9/30/96                       12.64     214,828      0.85             0.86              0.68               0.67             50
9/30/95                       17.43     168,334      0.75             0.84              0.44               0.35             31
9/30/94                        6.28     168,360      0.73             0.85              0.28               0.16             18
SERVICE CLASS
10/1/98 through 3/31/99 6     (2.87)%  $ 70,646      1.16%2           1.17%2            0.72%2             0.71%2           28%
9/30/98                      (17.33)     77,893      1.17             1.18              0.44               0.43             45
9/30/97                       46.95     122,431      1.17             1.18              0.79               0.78             66
9/30/96                       12.30      80,981      1.15             1.16              0.38               0.37             50
9/30/95                       17.17      61,313      1.02             1.12              0.16               0.07             31
9/30/94                        5.96      45,372      0.98             1.10              0.03              (0.09)            18

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62-63

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                  NET                   NET GAIN                                  DISTRIBUTIONS       NET
                                 ASSET                 (LOSS) ON    DISTRIBUTIONS                   FROM NET         ASSET
                                 VALUE       NET       INVESTMENTS    FROM NET     DISTRIBUTIONS    REALIZED         VALUE
                               BEGINNING  INVESTMENT (BOTH REALIZED  INVESTMENT        FROM         CAPITAL          END OF
                               OF PERIOD    INCOME   AND UNREALIZED)   INCOME         CAPITAL        GAINS           PERIOD
---------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/98 through 3/31/99 6      $14.88    $ 0.04         $(0.40)       $(0.21)      $    --           $(0.67)         $13.64
9/30/98                         20.20      0.06          (3.20)        (0.06)           --            (2.12)          14.88
9/30/97                         15.97      0.10           6.40         (0.10)           --            (2.17)          20.20
9/30/96                         15.14      0.03           1.69         (0.02)           --            (0.87)          15.97
9/30/95                         13.58        --           2.17            --            --            (0.61)          15.14
9/30/94                         13.07     (0.01)          0.77            --            --            (0.25)          13.58
INVESTOR B CLASS
10/1/98 through 3/31/99 6      $14.53    $(0.03)        $(0.36)       $(0.15)      $    --           $(0.67)         $13.32
09/30/98                        19.86     (0.02)         (3.19)           --            --            (2.12)          14.53
9/30/97                         15.80      0.08           6.19         (0.04)           --            (2.17)          19.86
9/30/96                         15.06     (0.04)          1.65            --            --            (0.87)          15.80
10/3/94 1 through 9/30/95       13.51     (0.05)          2.21            --            --            (0.61)          15.06
INVESTOR C CLASS
10/1/98 through 3/31/99 6      $14.53    $(0.03)        $(0.36)       $(0.15)      $    --           $(0.67)         $13.32
9/30/98                         19.86     (0.04)         (3.17)           --            --            (2.12)          14.53
10/1/96 1 through 9/30/97       15.76      0.02           6.29         (0.04)           --            (2.17)          19.86
----------------------
SMALLCAP GROWTH EQUITY
----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      $17.50    $(0.02)        $ 5.10        $   --       $    --           $   --          $22.58
9/30/98                         23.62        --          (4.98)           --         (0.02)           (1.12)          17.50
9/30/97                         21.94      0.02           3.18         (0.03)           --            (1.49)          23.62
9/30/96                         15.06     (0.01)          6.91         (0.02)           --               --           21.94
9/30/95                         10.16      0.02           4.90         (0.02)           --               --           15.06
9/30/94                         10.47      0.03          (0.33)        (0.01)           --               --           10.16
SERVICE CLASS
10/1/98 through 3/31/99 6      $17.24    $(0.06)        $ 5.03        $   --       $    --           $   --          $22.21
9/30/98                         23.43     (0.14)         (4.91)           --         (0.02)           (1.12)          17.24
9/30/97                         21.80     (0.03)          3.15            --            --            (1.49)          23.43
9/30/96                         15.02     (0.06)          6.84            --            --               --           21.80
9/30/95                         10.14     (0.01)          4.89            --            --               --           15.02
9/30/94                         10.47      0.01          (0.34)           --            --               --           10.14
INVESTOR A CLASS
10/1/98 through 3/31/99 6      $17.12    $(0.02)        $ 4.95        $   --       $    --           $   --          $22.05
9/30/98                         23.25     (0.11)         (4.88)           --         (0.02)           (1.12)          17.12
9/30/97                         21.69     (0.04)          3.09            --            --            (1.49)          23.25
9/30/96                         14.98     (0.06)          6.77            --            --               --           21.69
9/30/95                         10.12     (0.02)          4.88            --            --               --           14.98
9/30/94                         10.47        --          (0.35)           --            --               --           10.12
INVESTOR B CLASS
10/1/98 through 3/31/99 6      $16.73    $(0.18)        $ 4.90        $   --       $    --           $   --          $21.45
9/30/98                         22.89     (0.22)         (4.80)           --         (0.02)           (1.12)          16.73
9/30/97                         21.53     (0.07)          2.92            --            --            (1.49)          22.89
1/18/96 1 through 9/30/96       14.87     (0.07)          6.73            --            --               --           21.53
INVESTOR C CLASS
10/1/98 through 3/31/99 6      $16.73    $(0.18)        $ 4.90        $   --       $    --           $   --          $21.45
9/30/98                         22.89     (0.26)         (4.76)           --         (0.02)           (1.12)          16.73
9/30/97                         21.53     (0.11)          2.96            --            --            (1.49)          22.89
9/6/96 1 through 9/30/96        19.66     (0.01)          1.88            --            --               --           21.53
--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      $ 9.38    $(0.02)        $ 6.52        $   --       $    --           $   --          $15.88
5/01/98 1 through 9/30/98       10.00     (0.01)         (0.61)           --            --               --            9.38
SERVICE CLASS
10/1/98 through 3/31/99 6      $ 9.38    $(0.05)        $ 6.52        $   --       $    --           $   --          $15.85
5/01/98 1 through 9/30/98       10.00     (0.02)         (0.60)           --            --               --            9.38
INVESTOR A CLASS
10/1/98 through 3/31/99 6      $ 9.38    $(0.05)        $ 6.50        $   --       $    --           $   --          $15.83
5/01/98 1 through 9/30/98       10.00     (0.02)         (0.60)           --            --               --            9.38
INVESTOR B CLASS
10/1/98 through 3/31/99 6      $ 9.36    $(0.09)        $ 6.47        $   --       $    --           $   --          $15.74
5/01/98 1 through 9/30/98       10.00     (0.04)         (0.60)           --            --               --            9.36


                                                                                                         RATIO OF NET
                                             NET                  RATIO OF EXPENSES                    INVESTMENT INCOME
                                           ASSETS     RATIO OF       TO AVERAGE       RATIO OF NET        TO AVERAGE
                                           END OF    EXPENSES TO     NET ASSETS     INVESTMENT INCOME     NET ASSETS     PORTFOLIO
                                TOTAL      PERIOD   AVERAGE NET      (EXCLUDING      TO AVERAGE NET       (EXCLUDING     TURNOVER
                               RETURN       (000)      ASSETS          WAIVERS)          ASSETS             WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/98 through 3/31/99 6       (3.00)%3 $   34,199     1.29%2         1.30%2           0.60%2             0.59%2           28%
9/30/98                        (17.43)3      34,286     1.32           1.33             0.32               0.31             45
9/30/97                         46.85 3      34,031     1.34           1.35             0.63               0.62             66
9/30/96                         12.06 3      24,605     1.32           1.33             0.20               0.19             50
9/30/95                         16.96 3      21,563     1.18           1.28             0.0               (0.09)            31
9/30/94                          5.93 3      16,884     1.13           1.25            (0.11)             (0.23)            18
INVESTOR B CLASS
10/1/98 through 3/31/99 6       (3.26)%4 $   18,071     2.08%2         2.09%2          (0.20)%2           (0.21)%2          28%
09/30/98                       (18.08)4      20,717     2.08           2.09            (0.43)             (0.44)            45
9/30/97                         45.67 4      11,001     2.07           2.08            (0.15)             (0.16)            66
9/30/96                         11.34 4       2,357     2.04           2.05            (0.50)             (0.51)            50
10/3/94 1 through 9/30/95       16.95 4       1,477     1.80 2         1.89 2          (0.61)2            (0.70)2           31
INVESTOR C CLASS
10/1/98 through 3/31/99 6       (3.26)%4  $   4,801     2.08%2         2.09%2          (0.21)%2           (0.22)%2          28%
9/30/98                        (18.08)4       5,491     2.08           2.09            (0.42)             (0.43)            45
10/1/96 1 through 9/30/97       46.04 4       2,109     2.04 2         2.05 2          (0.18)2            (0.19)2           66
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6       28.95%   $1,265,995     0.83%2         0.83%2          (0.22)%2           (0.22)%2          89%
9/30/98                        (21.93)    1,022,404     0.87           0.87            (0.13)             (0.13)           159
9/30/97                         15.89       495,904     0.87           0.87             0.01               0.01             82
9/30/96                         45.87       299,563     0.86           0.88            (0.07)             (0.09)            89
9/30/95                         48.50       145,915     0.75           0.88             0.22               0.09             74
9/30/94                         (2.89)       65,612     0.48           1.04             0.45              (0.10)            89
SERVICE CLASS
10/1/98 through 3/31/99 6       28.75%   $  165,457     1.13%2         1.13%2          (0.52)%2           (0.52)%2          89%
9/30/98                        (22.40)      141,470     1.17           1.17            (0.46)             (0.46)           159
9/30/97                         15.54       225,089     1.17           1.17            (0.29)             (0.29)            82
9/30/96                         45.14       158,901     1.16           1.18            (0.38)             (0.40)            89
9/30/95                         48.13        62,604     1.03           1.16            (0.07)             (0.20)            74
9/30/94                         (3.12)       22,648     0.71           1.27             0.21              (0.34)            89
INVESTOR A CLASS
10/1/98 through 3/31/99 6       28.72%3  $   75,663     1.24%2         1.24%2          (0.64)%2           (0.64)%2          89%
9/30/98                        (22.31)3      48,190     1.32           1.32            (0.61)             (0.61)           159
9/30/97                         15.28 3      57,323     1.34           1.34            (0.46)             (0.46)            82
9/30/96                         44.79 3      27,954     1.33           1.35            (0.55)             (0.57)            89
9/30/95                         48.02 3       7,348     1.20           1.33            (0.24)             (0.36)            74
9/30/94                         (3.33)3       1,620     0.86           1.42             0.07              (0.49)            89
INVESTOR B CLASS
10/1/98 through 3/31/99 6       28.21%4  $   44,787     2.01%2         2.01%2          (1.40)%2           (1.40)%2          89%
9/30/98                        (22.89)4      38,485     2.07           2.07            (1.36)             (1.36            159
9/30/97                         14.47 4      40,270     2.07           2.07            (1.23)             (1.23)            82
1/18/96 1 through 9/30/96       38.27 4       6,520     2.06 2         2.08 2          (1.34)2            (1.36)2           89
INVESTOR C CLASS
10/1/98 through 3/31/99 6       28.21%4  $   13,892     2.05%2         2.05%2          (1.44)%2           (1.44)%2          89%
9/30/98                        (22.89)4      11,931     2.09           2.09            (1.38)             (1.38)           159
9/30/97                         14.47 4      14,106     2.07           2.07            (1.25)             (1.25)            82
9/6/96 1 through 9/30/96         9.51 4         329     1.74 2         1.76 2          (0.93)2            (0.95)2           89
--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6       69.12%   $    5,514     1.45%2         2.67%2          (0.59)%2           (1.81)%2         194%
5/01/98 1 through 9/30/98       (6.10)        1,302     1.40 2         2.73 2           (0.33)2            (1.66)2          119
SERVICE CLASS
10/1/98 through 3/31/99 6       68.80%   $      117     1.75%2         2.97%2          (0.92)%2           (2.14)%2         194%
5/01/98 1 through 9/30/98       (6.10)           69     1.68 2         3.01 2           (0.61)2            (1.94)2          119
INVESTOR A CLASS
10/1/98 through 3/31/99 6       68.76%3  $   12,871     1.92%2         3.14%2          (1.08)%2           (2.30)%2         194%
5/01/98 1 through 9/30/98       (6.20)3       6,100     1.84 2         3.17 2           (0.70)2            (2.03)2          119
INVESTOR B CLASS
10/1/98 through 3/31/99 6       67.98%4  $   17,642     2.67%2         3.89%2          (1.83)%2           (3.05)%2         194%
5/01/98 1 through 9/30/98       (6.30)4       8,560     2.55 2         3.88 2           (1.44)2            (2.77)2          119


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64-65

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                     NET GAIN                                      DISTRIBUTIONS      NET
                               ASSET                   (LOSS) ON      DISTRIBUTIONS                     FROM NET        ASSET
                               VALUE       NET         INVESTMENTS      FROM NET      DISTRIBUTIONS     REALIZED        VALUE
                             BEGINNING  INVESTMENT   (BOTH REALIZED    INVESTMENT         FROM          CAPITAL         END OF
                             OF PERIOD    INCOME     AND UNREALIZED)     INCOME          CAPITAL         GAINS          PERIOD
------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $ 9.36     $(0.09)        $ 6.47            $   --        $  --             $   --        $15.74
5/01/98 1 through 9/30/98      10.00      (0.04)         (0.60)               --           --                 --          9.36
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $13.23     $(0.02)        $ 2.51            $(0.26)       $  --             $(0.67)       $14.79
9/30/98                        14.65       0.27          (1.29)            (0.20)          --              (0.20)        13.23
9/30/97                        13.43       0.14           1.77             (0.28)          --              (0.41)        14.65
9/30/96                        13.27       0.17           0.84             (0.18)          --              (0.67)        13.43
9/30/95                        13.44       0.17           0.13             (0.11)          --              (0.36)        13.27
9/30/94                        12.48       0.15           1.17             (0.11)          --              (0.25)        13.44
SERVICE CLASS
10/1/98 through 3/31/99 6     $13.15     $(0.09)        $ 2.55            $(0.21)       $  --             $(0.67)       $14.73
9/30/98                        14.58       0.02          (1.09)            (0.16)          --              (0.20)        13.15
9/30/97                        13.37       0.10           1.76             (0.24)          --              (0.41)        14.58
9/30/96                        13.24       0.19           0.78             (0.17)          --              (0.67)        13.37
9/30/95                        13.41       0.11           0.16             (0.08)          --              (0.36)        13.24
9/30/94                        12.47       0.14           1.14             (0.09)          --              (0.25)        13.41
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $13.14     $(0.02)        $ 2.47            $(0.21)       $  --             $(0.67)       $14.71
9/30/98                        14.57       0.10          (1.20)            (0.13)          --              (0.20)        13.14
9/30/97                        13.36       0.07           1.77             (0.22)          --              (0.41)        14.57
9/30/96                        13.24       0.14           0.81             (0.16)          --              (0.67)        13.36
9/30/95                        13.40       0.11           0.13             (0.04)          --              (0.36)        13.24
9/30/94                        12.47       0.12           1.15             (0.09)          --              (0.25)        13.40
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $12.94     $(0.10)        $ 2.44            $(0.09)       $  --             $(0.67)       $14.52
9/30/98                        14.38      (0.01)         (1.16)            (0.07)          --              (0.20)        12.94
9/30/97                        13.23       0.07           1.66             (0.17)          --              (0.41)        14.38
9/30/96                        13.20       0.08           0.77             (0.15)          --              (0.67)        13.23
10/3/94 1 through 9/30/95      13.35       0.05           0.16                --           --              (0.36)        13.20
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $12.94     $(0.02)        $ 2.36            $(0.09)       $  --             $(0.67)       $14.52
9/30/98                        14.38         --          (1.17)            (0.07)          --              (0.20)        12.94
12/5/96 1 through 9/30/97      13.21       0.15           1.19             (0.17)          --                 --         14.38
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $ 9.56     $(0.05)        $ 1.13            $(0.23)       $  --             $(0.90)       $ 9.51
9/30/98                         9.94       0.07          (0.40)            (0.05)          --                 --          9.56
9/26/97 1 through 9/30/97      10.00         --          (0.06)               --           --                 --          9.94
SERVICE CLASS
10/1/98 through 3/31/99 6     $ 9.56     $(0.09)        $ 1.15            $(0.23)       $  --             $(0.90)       $ 9.49
9/30/98                         9.94       0.02          (0.35)            (0.05)          --                 --          9.56
9/26/97 1 through 9/30/97      10.00         --          (0.06)               --           --                 --          9.94
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $ 9.54     $(0.06)        $ 1.09            $(0.18)       $  --             $(0.90)       $ 9.49
9/30/98                         9.94       0.02          (0.39)            (0.03)          --                 --          9.54
9/26/97 1 through 9/30/97      10.00         --          (0.06)               --           --                 --          9.94
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $ 9.48     $(0.10)        $ 1.10            $(0.10)       $  --             $(0.90)       $ 9.48
9/30/98                         9.94      (0.05)         (0.39)            (0.02)          --                 --          9.48
9/26/97 1 through 9/30/97      10.00         --          (0.06)               --           --                 --          9.94
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $ 9.48     $(0.09)        $ 1.09            $(0.10)       $  --             $(0.90)       $ 9.48
9/30/98                         9.94      (0.04)         (0.40)            (0.02)          --                 --          9.48
9/26/97 1 through 9/30/97      10.00         --          (0.06)               --           --                 --          9.94
------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $ 4.42     $ 0.02         $ 0.67            $(0.05)       $  --              $  --        $ 5.06
9/30/98                         9.69       0.06          (5.19)               --           --              (0.14)         4.42
9/30/97                         8.76       0.03           0.95             (0.05)          --                 --          9.69
9/30/96                         8.19       0.08           0.50                --           --              (0.01)         8.76
9/30/95                        10.56       0.08          (2.15)            (0.10)       (0.01)             (0.19)         8.19
6/17/94 1 through 9/30/94      10.00       0.03           0.53                --           --                 --         10.56


                                                                                                         RATIO OF NET
                                             NET                  RATIO OF EXPENSES                    INVESTMENT INCOME
                                           ASSETS     RATIO OF       TO AVERAGE       RATIO OF NET        TO AVERAGE
                                           END OF    EXPENSES TO     NET ASSETS     INVESTMENT INCOME     NET ASSETS     PORTFOLIO
                                TOTAL      PERIOD   AVERAGE NET      (EXCLUDING      TO AVERAGE NET       (EXCLUDING     TURNOVER
                               RETURN       (000)      ASSETS          WAIVERS)          ASSETS             WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR C CLASS
10/1/98 through 3/31/99 6      67.98%4  $    5,253     2.66%2           3.88%2           (1.80)%2           (3.02)%2         194%
5/01/98 1 through 9/30/98      (6.30)4       1,809     2.53 2           3.86 2           (1.45)2            (2.78)2          119
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      19.31%   $1,086,088     1.04%2           1.04%2            0.18%2             0.18%2           29%
9/30/98                        (7.03)    1,012,132     1.06             1.11              1.00               0.95             57
9/30/97                        14.88       433,135     1.06             1.16              0.94               0.84             62
9/30/96                         8.01       388,588     1.06             1.17              0.90               0.79             70
9/30/95                         2.46       312,588     0.97             1.14              1.42               1.24            105
9/30/94                        10.71       284,905     0.95             1.14              1.27               1.08             37
SERVICE CLASS
10/1/98 through 3/31/99 6      19.16%   $  123,590     1.34%2           1.34%2           (0.15)%2           (0.15)%2          29%
9/30/98                        (7.34)      143,526     1.36             1.41              0.49               0.44             57
9/30/97                        14.52       199,939     1.36             1.46              0.42               0.32             62
9/30/96                         7.71       161,321     1.36             1.47              0.71               0.60             70
9/30/95                         2.19       106,045     1.25             1.42              1.16               0.98            105
9/30/94                        10.36        75,174     1.20             1.39              1.09               0.90             37
INVESTOR A CLASS
10/1/98 through 3/31/99 6      19.08%3  $   39,589     1.47%2           1.47%2           (0.16)%2           (0.16)%2          29%
9/30/98                        (7.56)3      26,637     1.52             1.57              0.31               0.26             57
9/30/97                        14.36 3      22,335     1.53             1.63              0.50               0.40             62
9/30/96                         7.58 3      19,842     1.53             1.64              0.45               0.34             70
9/30/95                         2.00 3      17,721     1.40             1.58              0.97               0.80            105
9/30/94                        10.24 3      14,433     1.35             1.54              0.96               0.77             37
INVESTOR B CLASS
10/1/98 through 3/31/99 6      18.57%4  $    7,385     2.26%2           2.26%2           (1.03)%2           (1.03)%2          29%
9/30/98                        (8.19)4       6,509     2.28             2.33             (0.38)             (0.43)            57
9/30/97                        13.63 4       5,850     2.27             2.37             (0.22)             (0.32)            62
9/30/96                         6.81 4       2,692     2.23             2.34             (0.18)             (0.29)            70
10/3/94 1 through 9/30/95       1.77 4       1,071     2.06 2           2.23 2            0.59 2             0.41 2          105
INVESTOR C CLASS
10/1/98 through 3/31/99 6      18.57%4  $      681     2.25%2           2.25%2           (0.56)%2           (0.56)%2          29%
9/30/98                        (8.19)4         294     2.27             2.32             (0.31)             (0.36)            57
12/5/96 1 through 9/30/97      10.33 4         155     2.28 2           2.38 2           (0.48)2            (0.58)2           62
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      11.96%   $   15,789     1.33%2           1.85%2            0.50%2            (0.02)%2          36%
9/30/98                        (3.57)       16,233     1.32             2.17              0.65              (0.20)            76
9/26/97 1 through 9/30/97      (0.30)       15,415     1.33 2           1.55 2            1.42 2             1.19 2            0
SERVICE CLASS
10/1/98 through 3/31/99 6      11.70%   $        1     1.63%2           2.23%2            0.40%2            (0.12)%2          36%
9/30/98                        (3.62)            5     1.62             2.47              0.28              (0.57)            76
9/26/97 1 through 9/30/97      (0.30)           10     1.63 2           1.86 2            1.42 2             1.19 2            0
INVESTOR A CLASS
10/1/98 through 3/31/99 6      11.70%3  $      750     1.80%2           2.32%2            0.03%2            (0.49)%2          36%
9/30/98                        (3.98)3         849     1.78             2.63              0.20              (0.65)            76
9/26/97 1 through 9/30/97      (0.30)3         326     1.30 2           1.52 2            1.44 2             1.22 2            0
INVESTOR B CLASS
10/1/98 through 3/31/99 6      11.39%4  $    1,445     2.55%2           3.07%2           (0.72)%2           (1.24)%2          36%
9/30/98                        (4.73)4       1,725     2.53             3.38             (0.54)             (1.39)            76
9/26/97 1 through 9/30/97      (0.30)4         711     1.30 2           1.52 2            1.58 2             1.35 2            0
INVESTOR C CLASS
10/1/98 through 3/31/99 6      11.39%4  $      404     2.56%2           3.08%2           (0.72)2            (1.24)%2          36%
9/30/98                        (4.73)4         423     2.53             3.38             (0.54)             (1.39)            76
9/26/97 1 through 9/30/97      (0.30)4         182     1.30 2           1.52 2            1.44 2             1.22 2            0
------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      15.57%   $   48,820     1.74%2           1.89%2            1.26%2             1.11%2           33%
9/30/98                       (53.59)       63,649     1.76             1.86              0.95               0.85             37
9/30/97                        11.16       116,107     1.78             1.87              0.37               0.27             33
9/30/96                         6.97        68,664     1.78             1.88              0.96               0.87             44
9/30/95                       (19.72)       29,319     1.78             2.02              1.90               1.66             75
6/17/94 1 through 9/30/94       5.60         2,511     1.75 2           2.73 2            1.19 2             0.21 2            4

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      66-67

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                NET                     NET GAIN                                      DISTRIBUTIONS      NET
                               ASSET                   (LOSS) ON      DISTRIBUTIONS                     FROM NET        ASSET
                               VALUE       NET         INVESTMENTS      FROM NET      DISTRIBUTIONS     REALIZED        VALUE
                             BEGINNING  INVESTMENT   (BOTH REALIZED    INVESTMENT         FROM          CAPITAL         END OF
                             OF PERIOD    INCOME     AND UNREALIZED)     INCOME          CAPITAL         GAINS          PERIOD
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/98 through 3/31/99 6     $ 4.39     $   --         $ 0.67            $   --        $  --            $   --         $ 5.06
9/30/98                         9.63       0.06          (5.16)               --           --             (0.14)          4.39
9/30/97                         8.72       0.01           0.93             (0.03)          --                --           9.63
9/30/96                         8.18       0.04           0.51                --           --             (0.01)          8.72
9/30/95                        10.55       0.06          (2.15)            (0.08)       (0.01)            (0.19)          8.18
6/17/94 1 through 9/30/94      10.00       0.02           0.53                --           --                --          10.55
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $ 4.36     $(0.01)        $ 0.67            $   --        $  --            $   --         $ 5.02
9/30/98                         9.60       0.03          (5.13)               --           --             (0.14)          4.36
9/30/97                         8.71      (0.06)          0.98             (0.03)          --                --           9.60
9/30/96                         8.18       0.02           0.52                --           --             (0.01)          8.71
9/30/95                        10.54       0.03          (2.14)            (0.05)       (0.01)            (0.19)          8.18
6/17/94 1 through 9/30/94      10.00       0.02           0.52                --           --                --          10.54
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $ 4.30     $(0.06)        $ 0.70            $   --        $  --            $   --         $ 4.94
9/30/98                         9.54      (0.03)         (5.07)               --           --             (0.14)          4.30
9/30/97                         8.69      (0.04)          0.89                --           --                --           9.54
4/25/961 through 9/30/96        8.85         --          (0.16)               --           --                --           8.69
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $ 4.30     $(0.07)        $ 0.71            $   --        $  --            $   --         $ 4.94
9/30/98                         9.54      (0.02)         (5.08)               --           --             (0.14)          4.30
3/21/97 1 through 9/30/97       9.70      (0.01)         (0.15)               --           --                --           9.54
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $17.01     $ 0.08         $ 4.31            $(0.08)       $  --            $(0.61)        $20.71
9/30/98                        17.51       0.16           0.49             (0.15)          --             (1.00)         17.01
9/30/97                        13.57       0.19           5.15             (0.19)          --             (1.21)         17.51
9/30/96                        11.88       0.21           2.08             (0.21)          --             (0.39)         13.57
9/30/95                         9.92       0.22           2.08             (0.22)          --             (0.12)         11.88
9/30/94                         9.97       0.22          (0.04)            (0.23)          --                --           9.92
SERVICE CLASS
10/1/98 through 3/31/99 6     $17.00     $ 0.04         $ 4.31            $(0.04)       $  --            $(0.61)        $20.70
9/30/98                        17.50       0.12           0.48             (0.10)          --             (1.00)         17.00
9/30/97                        13.56       0.11           5.18             (0.14)          --             (1.21)         17.50
9/30/96                        11.88       0.17           2.07             (0.17)          --             (0.39)         13.56
9/30/95                         9.92       0.22           2.05             (0.19)          --             (0.12)         11.88
9/30/94                         9.97       0.19          (0.04)            (0.20)          --                --           9.92
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $17.00     $ 0.03         $ 4.32            $(0.04)       $  --            $(0.61)        $20.70
9/30/98                        17.50       0.08           0.50             (0.08)          --             (1.00)         17.00
9/30/97                        13.56       0.11           5.16             (0.12)          --             (1.21)         17.50
9/30/96                        11.88       0.15           2.07             (0.15)          --             (0.39)         13.56
9/30/95                         9.92       0.20           2.06             (0.18)          --             (0.12)         11.88
10/13/93 1 through 9/30/94      9.96       0.18          (0.03)            (0.19)          --                --           9.92
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $16.85     $(0.04)        $ 4.25            $   --        $  --            $(0.61)        $20.45
9/30/98                        17.40      (0.03)          0.48                --           --             (1.00)         16.85
9/30/97                        13.54       0.05           5.07             (0.05)          --             (1.21)         17.40
3/27/96 1 through 9/30/96      12.83       0.04           0.73             (0.06)          --                --          13.54
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $16.85     $(0.02)        $ 4.23            $   --        $  --            $(0.61)        $20.45
9/30/98                        17.40      (0.02)          0.47                --           --             (1.00)         16.85
9/30/97                        13.54       0.04           5.08             (0.05)          --             (1.21)         17.40
9/27/96 1 through 9/30/96      13.52         --           0.02                --           --                --          13.54
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $19.65     $ 0.13         $ 5.18            $(0.16)       $  --            $(0.06)        $24.74
9/30/98                        18.32       0.24           1.39             (0.26)          --             (0.04)         19.65
9/30/97                        13.97       0.04           5.02             (0.03)          --             (0.68)         18.32
9/30/96                        13.58       0.30           2.13             (0.34)          --             (1.70)         13.97
9/30/95                        10.93       0.38           2.73             (0.34)          --             (0.12)         13.58
9/30/94                        11.02       0.31           0.03             (0.32)          --             (0.11)         10.93


                                                                                                         RATIO OF NET
                                             NET                 RATIO OF EXPENSES                     INVESTMENT INCOME
                                           ASSETS     RATIO OF      TO AVERAGE        RATIO OF NET        TO AVERAGE
                                           END OF    EXPENSES TO    NET ASSETS      INVESTMENT INCOME     NET ASSETS     PORTFOLIO
                                TOTAL      PERIOD   AVERAGE NET     (EXCLUDING       TO AVERAGE NET       (EXCLUDING     TURNOVER
                               RETURN       (000)      ASSETS         WAIVERS)           ASSETS             WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/98 through 3/31/99 6      15.26%   $   16,063     2.04%2       2.19%2                0.93%2             0.78%2           33%
9/30/98                       (53.62)       26,566     2.06         2.16                  0.71               0.61             37
9/30/97                        10.74        66,064     2.08         2.17                  0.09              (0.01)            33
9/30/96                         6.61        37,987     2.08         2.18                  0.70               0.60             44
9/30/95                       (19.91)       15,020     2.06         2.30                  1.72               1.48             75
6/17/94 1 through 9/30/94       5.50         3,505     2.00 2       2.98 2                1.10 2             0.12 2            4
INVESTOR A CLASS
10/1/98 through 3/31/99 6      15.14%3  $    1,880     2.22%2       2.37%2                0.79%2             0.64%2           33%
9/30/98                       (53.79)3       1,835     2.24         2.34                  0.46               0.36             37
9/30/97                        10.51 3       4,454     2.25         2.34                 (0.08)             (0.18)            33
9/30/96                         6.49 3       2,996     2.25         2.35                  0.45               0.35             44
9/30/95                       (20.12)3       2,563     2.20         2.44                  1.54               1.30             75
6/17/94 1 through 9/30/94       5.40 3       2,857     2.15 2       3.13 2                0.74 2            (0.24)2            4
INVESTOR B CLASS
10/1/98 through 3/31/99 6      14.88%4  $      681     2.96%2       3.11%2                0.04%2            (0.11)%2          33%
9/30/98                       (54.13)4         733     2.98         3.08                 (0.30)             (0.40)            37
9/30/97                         9.78 4       1,836     2.98         3.07                 (0.80)             (0.90)            33
4/25/961 through 9/30/96       (1.81)4         216     2.90 2       3.00 2                0.17 2             0.07 2           44
INVESTOR C CLASS
10/1/98 through 3/31/99 6      14.88%4  $       26     2.97%2       3.12%2                0.01%2            (0.14)%2          33%
9/30/98                       (54.13)4          25     2.98         3.08                 (0.29)             (0.39)            37
3/21/97 1 through 9/30/97      (3.08)4          88     2.58 2       2.67 2               (0.27)2            (0.37)2           33
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      26.24%   $1,516,696     0.81%2       0.81%2                0.71%2             0.71%2           10%
9/30/98                         4.07     1,286,032     0.86         0.86                  0.93               0.93             27
9/30/97                        42.50       379,687     0.79         0.86                  1.24               1.17             29
9/30/96                        19.84       274,434     0.74         0.87                  1.70               1.58             55
9/30/95                        23.76       238,813     0.67         0.85                  2.35               2.17             51
9/30/94                         1.79        48,123     0.65         0.93                  2.11               1.82             88
SERVICE CLASS
10/1/98 through 3/31/99 6      26.08%   $  232,989     1.11%2       1.11%2                0.41%2             0.41%2           10%
9/30/98                         3.77       203,754     1.16         1.16                  0.63               0.63             27
9/30/97                        42.12       174,418     1.09         1.16                  0.93               0.86             29
9/30/96                        19.43       113,777     1.04         1.17                  1.41               1.28             55
9/30/95                        23.43        83,705     0.95         1.13                  2.10               1.91             51
9/30/94                         1.55        49,293     0.90         1.18                  1.96               1.68             88
INVESTOR A CLASS
10/1/98 through 3/31/99 6      26.02%3  $   55,975     1.23%2       1.23%2                0.29%2             0.29%2           10%
9/30/98                         3.62 3      35,359     1.32         1.32                  0.44               0.44             27
9/30/97                        41.95 3      18,949     1.27         1.34                  0.75               0.68             29
9/30/96                        19.23 3       6,228     1.21         1.34                  1.24               1.11             55
9/30/95                        23.29 3       3,808     1.12         1.30                  1.91               1.73             51
10/13/93 1 through 9/30/94      1.54 3         601     1.05 2       1.34 2                1.89 2             1.60 2           88
INVESTOR B CLASS
10/1/98 through 3/31/99 6      25.44%4  $   58,941     2.03%2       2.03%2               (0.51)%2           (0.51)%2          10%
9/30/98                         2.90 4      39,971     2.07         2.07                 (0.29)             (0.29)            27
9/30/97                        40.70 4      18,345     2.01         2.08                 (0.02)             (0.09)            29
3/27/96 1 through 9/30/96       6.58 4       1,196     1.92 2       2.04 2                0.59 2             0.46 2           55
INVESTOR C CLASS
10/1/98 through 3/31/99 6      25.44%4  $    4,747     2.02%2       2.02%2               (0.50)%2           (0.50)%2          10%
9/30/98                         2.90 4       2,450     2.06         2.06                 (0.30)             (0.30)            27
9/30/97                        40.70 4         377     2.01         2.08                 (0.12)             (0.19)            29
9/27/96 1 through 9/30/96       0.15 4          50     0.0 2        0.0 2                 0.0 2              0.0 2            55
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6      27.12%   $  496,317     0.19%2       0.33%2(DOUBLE DAGGER) 1.19%2             1.05%2           --*
9/30/98                         8.91       354,215     0.18         0.34(DOUBLE DAGGER)   1.40               1.24             --*
9/30/97                        39.78       166,786     0.18         0.38(DOUBLE DAGGER)   1.71               1.51             --*
9/30/96                        19.82       127,076     0.18         0.50(DOUBLE DAGGER)   2.29               1.98             18%5*
9/30/95                        29.30       109,433     0.17         0.50                  2.92               2.59             18
9/30/94                         3.07       147,746     0.15         0.52                  2.72               2.35             17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      68-69

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                     NET GAIN                                      DISTRIBUTIONS      NET
                               ASSET                   (LOSS) ON      DISTRIBUTIONS                     FROM NET        ASSET
                               VALUE       NET         INVESTMENTS      FROM NET      DISTRIBUTIONS     REALIZED        VALUE
                             BEGINNING  INVESTMENT   (BOTH REALIZED    INVESTMENT         FROM          CAPITAL         END OF
                             OF PERIOD    INCOME     AND UNREALIZED)     INCOME          CAPITAL         GAINS          PERIOD
------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/98 through 3/31/99 6     $19.64     $ 0.10         $ 5.18            $(0.13)       $  --            $(0.06)        $24.73
9/30/98                        18.32       0.22           1.34             (0.20)          --             (0.04)         19.64
9/30/97                        13.97       0.23           5.01             (0.21)          --             (0.68)         18.32
9/30/96                        13.58       0.29           2.10             (0.30)          --             (1.70)         13.97
9/30/95                        10.93       0.35           2.73             (0.31)          --             (0.12)         13.58
9/30/94                        11.02       0.29           0.02             (0.29)          --             (0.11)         10.93
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $19.64     $ 0.10         $ 5.18            $(0.13)       $  --            $(0.06)        $24.73
9/30/98                        18.32       0.18           1.35             (0.17)          --             (0.04)         19.64
9/30/97                        13.96       0.21           5.02             (0.19)          --             (0.68)         18.32
9/30/96                        13.58       0.27           2.09             (0.28)          --             (1.70)         13.96
9/30/95                        10.93       0.34           2.73             (0.30)          --             (0.12)         13.58
9/30/94                        11.02       0.25           0.04             (0.27)          --             (0.11)         10.93
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $19.52     $ 0.01         $ 5.13            $(0.05)       $  --            $(0.06)        $24.55
9/30/98                        18.22       0.05           1.34             (0.05)          --             (0.04)         19.52
9/30/97                        13.93       0.13           4.94             (0.10)          --             (0.68)         18.22
2/7/96 1 through 9/30/96       13.20       0.08           0.77             (0.12)          --                --          13.93
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $19.52     $ 0.01         $ 5.13            $(0.05)       $  --            $(0.06)        $24.55
9/30/98                        18.22       0.05           1.34             (0.05)          --             (0.04)         19.52
9/30/97                        13.93       0.13           4.94             (0.10)          --             (0.68)         18.22
8/14/96 1 through 9/30/96      13.47       0.02           0.50             (0.06)          --                --          13.93
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6     $18.35     $ 0.24         $ 2.73            $(0.24)       $  --            $(0.79)        $20.29
9/30/98                        18.22       0.38           1.43             (0.43)          --             (1.25)         18.35
9/30/97                        15.10       0.52           3.62             (0.50)          --             (0.52)         18.22
9/30/96                        13.73       0.46           1.49             (0.45)          --             (0.13)         15.10
9/30/95                        11.98       0.46           1.90             (0.47)          --             (0.14)         13.73
9/30/94                        12.42       0.38          (0.39)            (0.37)          --             (0.06)         11.98
SERVICE CLASS
10/1/98 through 3/31/99 6     $18.34     $ 0.20         $ 2.73            $(0.21)       $  --            $(0.79)        $20.27
9/30/98                        18.21       0.42           1.34             (0.38)          --             (1.25)         18.34
9/30/97                        15.09       0.45           3.64             (0.45)          --             (0.52)         18.21
9/30/96                        13.72       0.42           1.49             (0.41)          --             (0.13)         15.09
9/30/95                        11.98       0.44           1.88             (0.44)          --             (0.14)         13.72
9/30/94                        12.42       0.34          (0.38)            (0.34)          --             (0.06)         11.98
INVESTOR A CLASS
10/1/98 through 3/31/99 6     $18.33     $ 0.19         $ 2.73            $(0.20)       $  --            $(0.79)        $20.26
9/30/98                        18.22       0.39           1.33             (0.36)          --             (1.25)         18.33
9/30/97                        15.10       0.39           3.68             (0.43)          --             (0.52)         18.22
9/30/96                        13.73       0.40           1.49             (0.39)          --             (0.13)         15.10
9/30/95                        11.98       0.43           1.88             (0.42)          --             (0.14)         13.73
9/30/94                        12.42       0.32          (0.38)            (0.32)          --             (0.06)         11.98
INVESTOR B CLASS
10/1/98 through 3/31/99 6     $18.22     $ 0.12         $ 2.71            $(0.13)       $  --            $(0.79)        $20.13
9/30/98                        18.13       0.25           1.31             (0.22)          --             (1.25)         18.22
9/30/97                        15.04       0.31           3.61             (0.31)          --             (0.52)         18.13
9/30/96                        13.69       0.31           1.47             (0.30)          --             (0.13)         15.04
10/3/94 1 through 9/30/95      11.95       0.33           1.93             (0.38)          --             (0.14)         13.69
INVESTOR C CLASS
10/1/98 through 3/31/99 6     $18.22     $ 0.12         $ 2.71            $(0.13)       $  --            $(0.79)        $20.13
9/30/98                        18.13       0.24           1.32             (0.22)          --             (1.25)         18.22
12/20/9 1 through 9/30/97      15.62       0.28           2.54             (0.31)          --                --          18.13


                                                                                                     RATIO OF NET
                                        NET                 RATIO OF EXPENSES                      INVESTMENT INCOME
                                      ASSETS     RATIO OF      TO AVERAGE         RATIO OF NET        TO AVERAGE
                                      END OF    EXPENSES TO    NET ASSETS       INVESTMENT INCOME     NET ASSETS     PORTFOLIO
                           TOTAL      PERIOD   AVERAGE NET     (EXCLUDING        TO AVERAGE NET       (EXCLUDING     TURNOVER
                          RETURN       (000)      ASSETS         WAIVERS)            ASSETS             WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
10/1/98 through 3/31/99 6  26.96%    $334,620     0.49%2    0.63%2(DOUBLE DAGGER)     0.89%2             0.75%2           --*
9/30/98                     8.54      233,696     0.48      0.64(DOUBLE DAGGER)       1.09               0.93             --*
9/30/97                    39.58      193,319     0.48      0.68(DOUBLE DAGGER)       1.41               1.21             --*
9/30/96                    19.45      103,080     0.48      0.80(DOUBLE DAGGER)       1.98               1.67             18%5*
9/30/95                    28.99       61,536     0.45      0.79                      2.62               2.28             18
9/30/94                     2.78       27,376     0.40      0.77                      2.49               2.12             17
INVESTOR A CLASS
10/1/98 through 3/31/99 6  26.87%3   $ 65,754     0.65%2    0.79%2(DOUBLE DAGGER)     0.72%2             0.58%2           --*
9/30/98                     8.37 3     42,891     0.65      0.81(DOUBLE DAGGER)       0.92               0.76             --*
9/30/97                    39.49 3     33,934     0.65      0.85(DOUBLE DAGGER)       1.23               1.03             --*
9/30/96                    19.31 3     12,752     0.65      0.97(DOUBLE DAGGER)       1.81               1.49             18%5*
9/30/95                    28.77 3      6,501     0.61      0.95                      2.44               2.10             18
9/30/94                     2.66 3      2,632     0.55      0.92                      2.35               1.98             17
INVESTOR B CLASS
10/1/98 through 3/31/99 6  26.34%4   $232,091     1.39%2    1.53%2(DOUBLE DAGGER)    (0.01)%2           (0.15)%2          --*
9/30/98                     7.63 4    109,019     1.38      1.54(DOUBLE DAGGER)       0.19               0.03             --*
9/30/97                    38.31 4     38,271     1.38      1.58(DOUBLE DAGGER)       0.45               0.25             --*
2/7/96 1 through 9/30/96    6.50 4      2,904     1.38 2    1.60 2(DOUBLE DAGGER)     0.93 2             0.71 2           18%5*
INVESTOR C CLASS
10/1/98 through 3/31/99 6  26.34%4   $272,643     1.37%2    1.51%2(DOUBLE DAGGER)     0.00%2            (0.14)%2          --*
9/30/98                     7.63 4     81,529     1.38      1.54(DOUBLE DAGGER)       0.19               0.03             --*
9/30/97                    38.31 4     19,668     1.38      1.58(DOUBLE DAGGER)       0.45               0.25             --*
8/14/96 1 through 9/30/96   3.90 4        432     1.25 2    1.43 2(DOUBLE DAGGER)     0.71 2             0.53 2           18%5*
--------
BALANCED
--------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 6  16.52%    $436,467     0.86%2    0.86%2                    2.43%2             2.43%2           60%
9/30/98                    10.82      374,899     0.90      0.90                      2.48               2.48            134
9/30/97                    28.43       31,674     0.84      0.89                      2.98               2.92            173
9/30/96                    14.43       37,567     0.79      0.90                      3.16               3.06            275
9/30/95                    20.32       24,525     0.67      0.88                      3.78               3.56            154
9/30/94                    (0.11)      17,610     0.65      0.91                      3.16               2.89             54
SERVICE CLASS
10/1/98 through 3/31/99 6  16.38%    $213,523     1.16%2    1.16%2                    2.14%2             2.14%2           60%
9/30/98                    10.43      176,557     1.20      1.20                      2.22               2.22            134
9/30/97                    28.07      176,232     1.14      1.20                      2.68               2.62            173
9/30/96                    14.11      134,121     1.09      1.20                      2.87               2.76            275
9/30/95                    19.94       85,668     0.94      1.16                      3.49               3.28            154
9/30/94                    (0.36)      66,024     0.90      1.16                      2.96               2.70             54
INVESTOR A CLASS
10/1/98 through 3/31/99 6  16.34%3   $119,766     1.25%2    1.25%2                    2.05%2             2.05%2           60%
9/30/98                    10.19 3     96,795     1.30      1.30                      2.13               2.13            134
9/30/97                    27.93 3     87,202     1.24      1.30                      2.58               2.52            173
9/30/96                    13.98 3     71,899     1.19      1.30                      2.75               2.65            275
9/30/95                    19.86 3     67,892     1.07      1.28                      3.38               3.16            154
9/30/94                    (0.50)3     62,307     1.05      1.31                      2.77               2.51             54
INVESTOR B CLASS
10/1/98 through 3/31/99 6  15.85%4   $ 73,640     2.06%2    2.06%2                    1.23%2             1.23%2           60%
9/30/98                     9.40 4     46,303     2.11      2.11                      1.30               1.30            134
9/30/97                    26.95 4     23,455     2.05      2.11                      1.78               1.72            173
9/30/96                    13.14 4      7,333     1.98      2.09                      1.99               1.88            275
10/3/94 1 through 9/30/95  19.38 4      3,124     1.72 2    1.94 2                    2.71 2             2.49 2          154
INVESTOR C CLASS
10/1/98 through 3/31/99 6  15.85%4   $  5,329     2.00%2    2.00%2                    1.32%2             1.32%2           60%
9/30/98                     9.40 4        699     1.92      1.92                      1.46               1.46            134
12/20/96 1 through 9/30/97 23.95 4         87     2.03 2    2.09 2                    1.90 2             1.84 2          173

1 Commencement of operations of share class.
2 Annualized.
3 Sales load not reflected in total return.
4 Contingent deferred sales load not reflected in total return.
5 For the period 10/1/95 through 5/31/96.
6 Unaudited.
* See accompanying footnotes to The DFA Investment Trust Company.
(DOUBLE DAGGER) Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.06% for the period ended 3/31/99 and for the year ended 9/30/98, 0.07% for the year ended 9/30/97 and 0.12% for the year ended 9/30/96.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70-71

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds(SM) ("the Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, 13 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

-----------------------------------------------------------------------------------------------------------------------------------
          Portfolio                                                    Share Classes
-----------------------------------------------------------------------------------------------------------------------------------
                                   Institutional          Service           Investor A          Investor B           Investor C
-----------------------------------------------------------------------------------------------------------------------------------
                               Contractual  Actual  Contractual Actual  Contractual Actual  Contractual Actual  Contractual  Actual
                                  Fees      Fees(4)   Fees(1)   Fees(4)   Fees(2)   Fees(4)   Fees(3)   Fees(4)   Fees(3)    Fees(4)
-----------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value Equity           None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Large Cap Growth Equity          None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity             None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Equity            None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Equity           None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Equity          None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Micro-Cap Equity                 None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 International Equity             None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 International Small Cap Equity   None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 International Emerging Markets   None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Select Equity                    None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Index Equity                     None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
 Balanced                         None       None      0.30%     0.30%     0.50%     0.40%     1.15%     1.15%     1.15%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------

1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2)-- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3)-- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4)-- the actual fees are as of March 31, 1999.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company. The financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

     Purchases of Class B shares and Class C shares are subject to contingent deferred sales charges ("CDSCs") if shares are redeemed, declining over 6 years from a high of 4.5% for Class B shares and 1% if shares are redeemed within 12 months of their purchases for class C shares. CDSCs collected by the Portfolios totaled $557,927 for Class B shares and $13,754 for Class C shares for the six months ended March 31, 1999.

(A)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

                                 BLACKROCK FUNDS

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of March 31, 1999, there were no securities valued in accordance with such procedures.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Portfolio and International Emerging Markets Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement  of  operations  that  result from  fluctuations  in foreign
          currency   exchange  rates.  The  Portfolios  report  forward  foreign currency contracts and foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Portfolio and International Small Cap Equity Portfolio enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Equity Portfolio's and International Small Cap Equity Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Equity Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 1999, the International Equity Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:


                                                                           Value at        Unrealized Foreign
     Settlement Date        Currency Bought          Contract Amount     March 31, 1999    Exchange Gain/(Loss)
     -----------------  -------------------------  ------------------  ------------------  ------------------
     August 23, 1999         Japanese Yen             $ 27,580,952        $ 28,352,037         $ 771,085



                                                                           Value at        Unrealized Foreign
     Settlement Date         Currency Sold           Contract Amount     March 31, 1999    Exchange Gain/(Loss)
     -----------------  -------------------------  ------------------  ------------------  ------------------
     August 23, 1999         Japanese Yen            $ (54,000,000)      $ (54,366,322)        $(366,322)

     There were no forward currency contracts for the International Small Cap Equity Portfolio at March 31, 1999.

                                 BLACKROCK FUNDS

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Balanced Portfolio may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Balanced Portfolio invests in financial futures contracts soley for the purposes of hedging its existing portfolio securities, or securities that the Balanced Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund invests in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. These portfolios futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Balanced Portfolio may invest in financial options contracts soley for the purpose of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the six months ended March 31, 1999 are summarized as follows:

                                          Balanced Portfolio
                                   -------------------------------
                                   Number of Contracts    Premium
                                   -------------------    --------
        Written ...................      100              $121,875
        Expired ...................       --                    --
                                         ---              --------
        Balance at 3/31/99 ........      100              $121,875
                                         ===              ========

                                 BLACKROCK FUNDS

     TBA PURCHASE COMMITMENTS -- The Balanced Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Balanced Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new fixed purchase and repurchase price and on settlement date, cash is paid without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% of the market value of the securities on loan. However, due to market fluctuations, the collateral may fall under 102% of the market value of the securities on loan. On the next business day the collateral is adjusted to meet the 102% requirement based on the prior day's market fluctuations and the current day's security lending activity. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at March 31, 1999, is as follows:

                                                 Market Value of Securities  Value of Collateral       Income Earned
                                                           on Loan                Received         On Securities Loaned*
                                                 --------------------------  ------------------    --------------------
   Large Cap Value Equity Portfolio .............         $222,028,698            $228,626,734          $164,888
   Large Cap Growth Equity Portfolio ............          214,414,875             220,333,199            85,385
   Mid-Cap Value Equity Portfolio ...............           29,762,681              30,595,429            18,818
   Mid-Cap Growth Equity Portfolio ..............          103,971,894             103,909,859           122,622
   Small Cap Value Equity Portfolio .............           28,601,831              30,272,738            58,596
   Small Cap Growth Equity Portfolio ............          274,673,085             280,182,101           570,344
   Micro-Cap Equity Portfolio ...................            3,879,688               3,699,100            13,362
   International Emerging Markets Portfolio .....            1,058,295               1,087,600             8,073
   Select Equity Portfolio ......................          173,195,930             179,165,125           110,928
   Balanced Portfolio ...........................           91,982,341              95,037,892            30,936

     *Income is included in interest income on the Statements of Operations.

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for the other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

                                 BLACKROCK FUNDS

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on their investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund is allocated pro rata at the time of such determination.

(B)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser for each of the Fund's Portfolios, except for the Index Equity Portfolio. BlackRock Financial Management, Inc. ("BFM"), a wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios. BlackRock International, Ltd. ("BIL"), an indirect wholly-owned subsidiary of BlackRock, serves as the sub-adviser for the International Equity and International Emerging Markets Portfolios. BIL served as sub-adviser of the International Small Cap Equity Portfolio prior to March 29, 1999. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity-- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .625% of net assets in excess of $3 billion.

     Micro-Cap Equity Portfolio -- 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion, and 1.00% of the net assets in excess of $3 billion.

     International Equity Portfolio -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity-- 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio-- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

     For the period ended March 31, 1999, advisory fees and waivers for each Portfolio were as follows:


                                                         Gross                         Net
                                                     Advisory Fee      Waiver     Advisory Fee
                                                     -------------     -------    ------------
     Large Cap Value Equity Portfolio ..............    $6,425,491    $     --      $6,425,491
     Large Cap Growth Equity Portfolio .............     3,628,276          --       3,628,276
     Mid-Cap Value Equity Portfolio ................     1,051,221          --       1,051,221
     Mid-Cap Growth Equity Portfolio ...............     1,191,065          33       1,191,032
     Small Cap Value Equity Portfolio ..............     1,881,649      16,540       1,865,109
     Small Cap Growth Equity Portfolio .............     3,781,965          --       3,781,965
     Micro-Cap Equity Portfolio ....................       140,097     121,760          18,337
     International Equity Portfolio ................     4,693,138          --       4,693,138
     International Small Cap Equity Portfolio ......        94,357      45,194          49,163
     International Emerging Markets Portfolio ......       519,268      62,088         457,180
     Select Equity Portfolio .......................     4,672,452          --       4,672,452
     Balanced Portfolio ............................     2,149,645          --       2,149,645

     BlackRock pays BIL and BFM fees for their sub-advisory services.

                                 BLACKROCK FUNDS

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock, and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .20% of the first $500 million, .18% of the next $500 million, .16% of average daily net assets in excess of $1 billion.

     For the period ended March 31, 1999, administration fees and waivers for each Portfolio were as follows:


                                                           Gross                            Net
                                                      Administration                   Administration
                                                            Fee           Waiver            Fee
                                                      --------------     --------     ---------------
     Large Cap Value Equity Portfolio ...............    $2,536,590           $--         $2,536,590
     Large Cap Growth Equity Portfolio ..............     1,443,795            --          1,443,795
     Mid-Cap Value Equity Portfolio .................       302,237        26,832            275,405
     Mid-Cap Growth Equity Portfolio ................       342,425        28,818            313,607
     Small Cap Value Equity Portfolio ...............       770,449            --            770,449
     Small Cap Growth Equity Portfolio ..............     1,500,961            --          1,500,961
     Micro-Cap Equity Portfolio .....................        29,236        15,627             13,609
     International Equity Portfolio .................     1,361,175        14,584          1,346,591
     International Small Cap Equity Portfolio .......        21,704         3,506             18,198
     International Emerging Markets Portfolio .......        95,547            --             95,547
     Select Equity Portfolio ........................     1,841,162            --          1,841,162
     Index Equity Portfolio .........................     1,210,398       559,316            651,082
     Balanced Portfolio .............................       875,659            --            875,659

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC, BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits (which apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share of classes of a Portfolio) as a percentage of average daily net assets are:

     Large Cap Value Equity Portfolio ................  .630%
     Large Cap Growth Equity Portfolio ...............  .650%
     Mid-Cap Value Equity Portfolio ..................  .995%
     Mid-Cap Growth Equity Portfolio .................  .995%
     Small Cap Value Equity Portfolio ................  .705%
     Small Cap Growth Equity Portfolio ...............  .690%
     Micro-Cap Equity Portfolio ...................... 1.305%
     International Equity Portfolio ..................  .900%
     International Small Cap Equity Portfolio ........ 1.155%
     International Emerging Markets Portfolio ........ 1.565%
     Select Equity Portfolio .........................  .645%
     Index Equity Portfolio ..........................  .150%
     Balanced Portfolio ..............................  .690%

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

                                 BLACKROCK FUNDS

     At March 31, 1999, the amount of advisory fee waiver and reimbursement of expenses by the BlackRock subject to possible reimbursement under the expense limitation agreement were as follows:

     Large Cap Value Equity Portfolio ........................... $     --
     Large Cap Growth Equity Portfolio ..........................       --
     Mid-Cap Value Equity Portfolio .............................   12,822
     Mid-Cap Growth Equity Portfolio ............................   16,126
     Small Cap Value Equity Portfolio ...........................       --
     Small Cap Growth Equity Portfolio ..........................       --
     Micro-Cap Equity Portfolio .................................   70,509
     International Equity Portfolio .............................   11,060
     International Small Cap Equity Portfolio ...................   11,834
     International Emerging Markets Portfolio ...................   31,142
     Select Equity Portfolio ....................................       --
     Index Equity Portfolio .....................................  340,490
     Balanced Portfolio .........................................       --

     In addition, PFPC Trust Co. (formerly PNC Bank, National Association) serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan ("the Plan"), Investor Shares of the Portfolios bear the expense of payments ("distributor fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into agreements with various service organizations (including PNC Bank and its affiliates) that provide support service to their customers who are the beneficial owners of Shares in each Investor Class and the Service Class. Refer to the fee table in the Notes to Financial Statements for fee information.

(C)    PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 1999, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                   Purchases          Sales
                                                 --------------   --------------
     Large Cap Value Equity Portfolio .......... $  429,231,444   $  619,155,302
     Large Cap Growth Equity Portfolio .........    271,005,505      311,135,179
     Mid-Cap Value Equity Portfolio ............    115,505,758      111,234,602
     Mid Cap Growth Equity Portfolio ...........    388,619,730      390,101,543
     Small Cap Value Equity Portfolio ..........    171,039,544      188,881,510
     Small Cap Growth Equity Portfolio .........  1,213,986,303    1,156,898,071
     Micro-Cap Equity Portfolio ................     53,118,534        9,522,522
     International Equity Portfolio ............    367,044,479      480,876,933
     International Small Cap Equity Portfolio ..      6,763,466        9,522,522
     International Emerging Markets Portfolio ..     26,508,496       58,950,678
     Select Equity Portfolio ...................    170,480,231      258,932,095
     Balanced Portfolio ........................    285,627,420      253,384,912

     For the period ended March 31, 1999, purchases and sales of government securities were as follows:

                                 Purchases                Sales
                                ------------           ------------
     Balanced Portfolio         $253,584,461           $206,691,480

                                 BLACKROCK FUNDS

(D)    CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                   Large Cap Value Equity Portfolio
                                                  ---------------------------------------------------------------------
                                                    For the Six Months Ended                 For the Year Ended
                                                             3/31/99                               9/30/98
                                                  ------------------------------       --------------------------------
                                                           (Unaudited)
                                                   Shares              Value              Shares             Value
                                                  --------------   -------------       ------------      --------------
Shares sold:
     Institutional Class ........................   4,051,776      $  63,924,279         18,761,222      $  282,706,864
     Service Class ..............................   3,511,866         54,992,893         10,619,568         175,915,532
     Investor A Class ...........................     987,917         15,601,898          1,730,946          28,559,315
     Investor B Class ...........................     179,628          2,824,172            938,138          15,377,558
     Investor C Class ...........................      63,168            985,436            143,190           2,299,944
Shares issued in conversion:
     Institutional Class ........................          --                 --         73,889,741       1,302,593,623
Shares issued in reinvestment of dividends:
     Institutional Class ........................   6,917,762        107,133,604          6,443,412          97,417,675
     Service Class ..............................   1,717,364         26,655,909          4,725,591          71,267,440
     Investor A Class ...........................     200,757          3,113,715            406,403           6,131,693
     Investor B Class ...........................     112,262          1,724,067            177,151           2,645,866
     Investor C Class ...........................       3,038             46,659              3,170              47,356
Shares redeemed:
     Institutional Class ........................ (12,737,800)      (201,318,407)       (16,151,725)       (268,263,453)
     Service Class ..............................  (5,968,267)       (94,042,426)       (23,401,743)       (351,888,220)
     Investor A Class ...........................    (800,907)       (12,616,777)        (1,337,810)        (22,071,101)
     Investor B Class ...........................    (300,511)        (4,645,267)          (228,008)         (3,706,721)
     Investor C Class ...........................     (52,869)          (825,377)           (12,526)           (205,417)
                                                  ------------     -------------        -----------      --------------
Net increase (decrease) .........................  (2,114,816)     $ (36,445,622)        76,706,720      $1,338,827,954
                                                  ===========      =============        ===========      ==============

                                                                   Large Cap Growth Equity Portfolio
                                                   -------------------------------------------------------------------
                                                    For the Six Months Ended                 For the Year Ended
                                                             3/31/99                               9/30/98
                                                   -----------------------------        ------------------------------
                                                           (Unaudited)
                                                     Shares             Value              Shares            Value
                                                   ----------      -------------        -----------      -------------
Shares sold:
     Institutional Class ........................   5,606,217      $ 114,659,459         14,330,519      $ 260,139,380
     Service Class ..............................   3,421,782         69,096,697          6,926,148        129,785,746
     Investor A Class ...........................   3,653,445         77,522,952          1,091,586         20,579,343
     Investor B Class ...........................     486,853          9,972,377            428,636          7,828,156
     Investor C Class ...........................      84,037          1,748,515             53,857            990,658
Shares issued in conversion:
     Institutional Class ........................          --                 --         22,346,262        431,506,319
Shares issued in reinvestment of dividends:
     Institutional Class ........................   4,074,472         74,888,799          3,914,204         62,844,198
     Service Class ..............................     900,137         16,517,521          1,879,737         30,188,579
     Investor A Class ...........................     164,365          3,006,229            222,895          3,575,231
     Investor B Class ...........................      72,022          1,285,591             72,085          1,139,669
     Investor C Class ...........................       1,245             22,223                220              3,470
Shares redeemed:
     Institutional Class ........................  (9,100,447)      (185,477,270)       (15,224,495)      (285,067,207)
     Service Class ..............................  (3,664,169)       (74,516,338)       (12,301,697)      (224,687,776)
     Investor A Class ...........................  (3,023,209)       (64,119,342)          (820,932)       (15,572,024)
     Investor B Class ...........................     (68,469)        (1,324,837)           (92,023)        (1,661,601)
     Investor C Class ...........................      (7,809)          (165,024)            (6,505)          (116,010)
                                                   ----------      -------------        -----------      -------------
Net increase ....................................   2,600,472      $  43,117,552         22,820,497      $ 421,476,131
                                                   ==========      =============        ===========      =============

                                 BLACKROCK FUNDS


                                                                      Mid-Cap Value Equity Portfolio
                                                    -------------------------------------------------------------------
                                                     For the Six Months Ended                  For the Year Ended
                                                              3/31/99                                9/30/98
                                                    ----------------------------        -------------------------------
                                                            (Unaudited)
                                                      Shares           Value               Shares             Value
                                                   ----------       ------------        -----------        ------------
Shares sold:
     Institutional Class ........................   1,738,059       $ 20,077,580          5,913,961        $ 70,036,846
     Service Class ..............................   1,854,570         21,434,394          3,778,987          47,633,329
     Investor A Class ...........................     179,652          2,064,305            291,579           3,669,153
     Investor B Class ...........................      29,182            331,617            418,592           5,320,029
     Investor C Class ...........................      14,609            172,081             22,846             291,546
Shares issued in conversion:
     Institutional Class ........................          --                 --          8,024,645         109,937,637
Shares issued in reinvestment of dividends:
     Institutional Class ........................      43,644            505,847            297,036           3,612,845
     Service Class ..............................      15,254            176,613             66,916             810,801
     Investor A Class ...........................       1,091             12,611              7,100              85,995
     Investor B Class ...........................          --                 --              8,483             103,070
     Investor C Class ...........................          --                 --                 47                 569
Shares redeemed:
     Institutional Class ........................  (2,515,075)       (28,871,046)        (3,251,101)        (40,262,805)
     Service Class ..............................    (993,882)       (11,573,235)        (2,906,852)        (32,862,442)
     Investor A Class ...........................    (190,331)        (2,197,731)          (104,472)         (1,267,749)
     Investor B Class ...........................    (147,003)        (1,663,682)           (52,273)           (625,317)
     Investor C Class ...........................      (6,101)           (71,627)              (100)             (1,140)
                                                   ----------        -----------         ----------        ------------
Net increase ....................................      23,669        $   397,727         12,515,394        $166,482,367
                                                   ==========        ===========         ==========        ============


                                                                     Mid-Cap Growth Equity Portfolio
                                                   --------------------------------------------------------------------
                                                     For the Six Months Ended                  For the Year Ended
                                                              3/31/99                                9/30/98
                                                   -----------------------------        -------------------------------
                                                            (Unaudited)
                                                    Shares             Value              Shares              Value
                                                   ----------       ------------        -----------        ------------
Shares sold:
     Institutional Class ........................   1,382,220       $ 17,366,235          5,758,680        $ 66,898,857
     Service Class ..............................   2,154,795         27,344,173          3,422,677          41,702,771
     Investor A Class ...........................   1,396,589         17,823,296            232,165           2,825,180
     Investor B Class ...........................     104,203          1,393,486            196,974           2,356,782
     Investor C Class ...........................       8,127            110,971             14,232             175,298
Shares issued in conversion:
     Institutional Class ........................          --                 --          8,432,259         108,860,464
Shares issued in reinvestment of dividends:
     Institutional Class ........................          --                 --             71,476             847,707
     Service Class ..............................          --                 --              2,672              31,614
     Investor A Class ...........................          --                 --              2,210              26,073
     Investor B Class ...........................          --                 --              2,255              26,524
     Investor C Class ...........................          --                 --                 66                 774
Shares redeemed:
     Institutional Class ........................  (2,554,058)       (32,291,555)        (3,227,866)        (40,048,082)
     Service Class ..............................  (1,945,521)       (26,132,863)        (2,727,898)        (30,831,317)
     Investor A Class ...........................  (1,312,695)       (16,852,737)           (81,383)           (981,552)
     Investor B Class ...........................     (34,063)          (439,262)           (46,370)           (561,221)
     Investor C Class ...........................      (3,879)           (48,220)              (141)             (1,679)
                                                   ----------       ------------         ----------        ------------
Net increase (decrease) .........................    (804,282)      $(11,726,476)        12,052,008        $151,328,193
                                                   ==========       ============         ==========        ============

                                 BLACKROCK FUNDS

                                                                     Small Cap Value Equity Portfolio
                                                  ---------------------------------------------------------------------
                                                     For the Six Months Ended                  For the Year Ended
                                                              3/31/99                                9/30/98
                                                  ------------------------------        -------------------------------
                                                            (Unaudited)
                                                     Shares            Value              Shares              Value
                                                  -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ........................  13,755,545      $ 204,369,561         15,346,259       $ 263,786,891
     Service Class ..............................   1,055,147         15,550,875          3,688,055          67,196,922
     Investor A Class ...........................   2,622,407         39,658,248          1,404,053          25,334,594
     Investor B Class ...........................     174,091          2,556,700            967,161          17,456,713
     Investor C Class ...........................      98,808          1,477,645            326,946           5,908,135
Shares issued in conversion:
     Institutional Class ........................          --                 --         15,644,346         308,037,173
Shares issued in reinvestment of dividends:
     Institutional Class ........................   1,542,462         23,689,839          1,694,367          30,605,954
     Service Class ..............................     294,352          4,500,664            620,746          11,221,107
     Investor A Class ...........................     117,739          1,803,061            202,621           3,663,168
     Investor B Class ...........................      57,793            866,202             58,156           1,031,697
     Investor C Class ...........................       4,511             67,561              3,448              61,164
Shares redeemed:
     Institutional Class ........................ (14,014,920)      (208,572,330)       (12,603,673)       (220,462,274)
     Service Class ..............................  (1,410,090)       (21,299,694)        (5,135,032)        (82,989,610)
     Investor A Class ...........................  (2,538,450)       (38,370,371)          (986,916)        (17,308,562)
     Investor B Class ...........................    (300,400)        (4,315,786)          (153,655)         (2,634,326)
     Investor C Class ...........................    (120,649)        (1,737,018)           (58,706)           (997,667)
                                                  -----------      -------------         ----------       -------------
Net increase ....................................   1,338,346      $  20,245,157         21,018,176       $ 409,911,079
                                                  ===========      =============         ==========       =============


                                                                     Small Cap Growth Equity Portfolio
                                                   --------------------------------------------------------------------
                                                     For the Six Months Ended                  For the Year Ended
                                                              3/31/99                                9/30/98
                                                   -----------------------------         ------------------------------
                                                            (Unaudited)
                                                    Shares             Value              Shares               Value
                                                   ----------      -------------         ----------       -------------
Shares sold:
     Institutional Class ........................  21,932,292      $ 439,205,347         23,431,140       $ 462,711,400
     Service Class ..............................   1,729,287         32,754,550          7,559,273         159,126,251
     Investor A Class ...........................  12,649,083        244,107,160         11,346,492         223,786,382
     Investor B Class ...........................     115,340          2,277,235            911,079          18,669,216
     Investor C Class ...........................      43,133            817,839            282,220           5,734,205
Shares issued in conversion:
     Institutional Class ........................          --                 --         30,529,187         687,822,581
Shares issued in reinvestment of dividends:
     Institutional Class ........................          --                 --            990,910          21,245,106
     Service Class ..............................          --                 --            448,838           9,537,811
     Investor A Class ...........................          --                 --            127,447           2,685,302
     Investor B Class ...........................          --                 --             72,198           1,495,221
     Investor C Class ...........................          --                 --             20,385             422,183
Shares redeemed:
     Institutional Class ........................ (24,278,487)      (487,052,628)       (17,534,767)       (342,715,796)
     Service Class ..............................  (2,484,563)       (49,226,649)        (9,411,285)       (183,123,119)
     Investor A Class ........................... (12,032,368)      (234,257,637)       (11,125,265)       (220,308,861)
     Investor B Class ...........................    (327,856)        (6,250,287)          (442,227)         (8,604,608)
     Investor C Class ...........................    (108,619)        (2,083,340)          (205,739)         (4,057,155)
                                                  -----------      -------------        -----------       -------------
Net increase (decrease) .........................  (2,762,758)     $ (59,708,410)        36,999,886       $ 834,426,119
                                                  ===========      =============        ===========       =============


                                 BLACKROCK FUNDS


                                                                      Micro-Cap Equity Portfolio
                                                     ------------------------------------------------------------------
                                                      For the Six Months Ended          For the Period 5/01/98 1 through
                                                               3/31/99                              9/30/98
                                                     ---------------------------        -------------------------------
                                                             (Unaudited)
                                                      Shares             Value              Shares             Value
                                                     --------        -----------          ---------         -----------
Shares sold:
     Institutional Class ........................     212,892        $ 2,685,460            155,797         $ 1,664,513
     Service Class ..............................          --                 --             15,795             164,998
     Investor A Class ...........................     317,604          4,054,607            826,277           8,766,773
     Investor B Class ...........................     312,772          3,801,564            951,420          10,046,401
     Investor C Class ...........................     167,989          2,156,574            205,420           2,218,831
Shares redeemed:
     Institutional Class ........................      (4,257)           (50,217)           (17,120)           (157,934)
     Service Class ..............................          --                --              (8,404)            (76,393)
     Investor A Class ...........................    (154,880)        (1,877,172)          (175,807)         (1,796,482)
     Investor B Class ...........................    (106,594)        (1,214,548)           (37,058)           (363,926)
     Investor C Class ...........................     (27,593)          (349,873)           (12,206)           (110,451)
                                                     --------        -----------          ---------         -----------
Net increase ....................................     717,933        $ 9,206,395          1,904,114         $20,356,330
                                                     ========        ===========          =========         ===========

                                                                    International Equity Portfolio
                                                  ---------------------------------------------------------------------
                                                    For the Six Months Ended                  For the Year Ended
                                                             3/31/99                                9/30/98
                                                  ------------------------------       --------------------------------
                                                           (Unaudited)
                                                    Shares             Value              Shares             Value
                                                  -----------      -------------       ------------       -------------
Shares sold:
     Institutional Class ........................  15,215,133      $ 215,521,098         22,171,814       $ 316,090,870
     Service Class ..............................   4,495,662         63,229,735          9,558,403         141,964,104
     Investor A Class ...........................  24,047,187        342,259,794         12,261,428         177,237,875
     Investor B Class ...........................      37,808            529,757            154,249           2,235,897
     Investor C Class ...........................     114,261          1,614,970             12,976             184,935
Shares issued in conversion:
     Institutional Class ........................          --                 --         47,132,261         737,148,562
Shares issued in reinvestment of dividends:
     Institutional Class ........................   3,680,103         50,627,932            751,360          10,155,048
     Service Class ..............................     647,890          8,906,499            270,822           3,656,448
     Investor A Class ...........................     143,229          1,972,135             36,099             487,412
     Investor B Class ...........................      24,881            334,269              8,315             111,216
     Investor C Class ...........................         166              2,238                 12                 156
Shares redeemed:
     Institutional Class ........................ (22,011,117)      (315,543,972)       (23,080,604)       (341,919,900)
     Service Class ..............................  (7,663,320)      (108,366,362)       (12,632,530)       (175,232,797)
     Investor A Class ........................... (23,527,075)      (337,684,755)       (11,803,362)       (172,361,971)
     Investor B Class ...........................     (57,461)          (807,544)           (66,174)           (940,024)
     Investor C Class ...........................     (90,238)        (1,311,841)              (994)            (13,704)
                                                  -----------      -------------        -----------       -------------
Net increase (decrease) .........................  (4,942,891)     $ (78,716,047)        44,774,075       $ 698,804,127
                                                  ===========      =============        ===========       =============

----------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                 International Small Cap Equity Portfolio
                                                     ------------------------------------------------------------------
                                                      For the Six Months Ended                  For the Year Ended
                                                               3/31/99                                9/30/98
                                                     ---------------------------           ----------------------------
                                                             (Unaudited)
                                                      Shares            Value              Shares              Value
                                                     --------        -----------          ---------         -----------
Shares sold:
     Institutional Class .........................     52,744        $   483,807            318,237         $ 3,614,894
     Service Class ...............................         --                 --             62,851             675,615
     Investor A Class ............................      6,049             56,168             71,874             735,279
     Investor B Class ............................     18,125            167,506            137,198           1,445,340
     Investor C Class ............................      8,549             78,649             26,322             283,465
Shares issued in reinvestment of dividends:
     Institutional Class .........................    197,614          1,804,929              8,652              81,070
     Service Class ...............................         --                  1                 93                 873
     Investor A Class ............................      8,420             76,643                255               2,395
     Investor B Class ............................      5,995             54,267                105                 982
     Investor C Class ............................      1,075              9,735                 17                 157
Shares redeemed:
     Institutional Class .........................   (287,670)        (2,648,678)          (179,590)         (1,968,631)
     Service Class ...............................       (507)            (4,570)           (62,437)           (642,150)
     Investor A Class ............................    (24,375)          (232,793)           (15,932)           (162,543)
     Investor B Class ............................    (53,607)          (501,785)           (26,972)           (300,383)
     Investor C Class ............................    (11,645)          (115,077)                (1)                (11)
                                                     --------        -----------           --------         -----------
Net increase (decrease) ..........................    (79,233)       $  (771,198)           340,672         $ 3,766,352
                                                     ========        ===========           ========         ===========


                                                                 International Emerging Markets Portfolio
                                                  ------------------------------------------------------------------
                                                     For the Six Months Ended                  For the Year Ended
                                                              3/31/99                                9/30/98
                                                   -----------------------------         ------------------------------
                                                            (Unaudited)
                                                     Shares            Value              Shares             Value
                                                   ----------       ------------         ----------        ------------
Shares sold:
     Institutional Class .........................  1,351,219       $  6,422,148          9,856,526        $ 57,250,161
     Service Class ...............................  2,399,095         11,236,286          7,561,366          46,093,024
     Investor A Class ............................     73,154            340,105            203,838           1,388,511
     Investor B Class ............................      3,991             18,140             37,292             260,404
     Investor C Class ............................         --                 --             10,790              71,306
Shares issued in reinvestment of dividends:
     Institutional Class .........................     80,216            387,442            175,570           1,430,896
     Service Class ...............................         --                 --             87,703             710,396
     Investor A Class ............................         --                 --              7,181              57,948
     Investor B Class ............................         --                 --              3,094              24,815
     Investor C Class ............................         --                 --                148               1,190
Shares redeemed:
     Institutional Class ......................... (6,173,029)       (29,287,524)        (7,630,691)        (49,348,984)
     Service Class ............................... (5,276,778)       (24,930,178)        (8,454,628)        (46,130,093)
     Investor A Class ............................   (119,786)          (556,672)          (253,915)         (1,705,480)
     Investor B Class ............................    (36,555)          (166,438)           (62,510)           (425,038)
     Investor C Class ............................       (484)            (2,154)           (14,379)            (84,575)
                                                   ----------       ------------         ----------        ------------
Net increase (decrease) .......................... (7,698,957)      $(36,538,845)         1,527,385        $  9,594,481
                                                   ==========       ============         ==========        ============

                                 BLACKROCK FUNDS


                                                                        Select Equity Portfolio
                                                  ---------------------------------------------------------------------
                                                    For the Six Months Ended                 For the Year Ended
                                                             3/31/99                               9/30/98
                                                  ------------------------------       --------------------------------
                                                           (Unaudited)
                                                    Shares             Value             Shares               Value
                                                   ----------      -------------        -----------      --------------
Shares sold:
     Institutional Class ........................   1,639,469      $  32,352,800         15,000,173      $  257,009,894
     Service Class ..............................   2,388,528         46,780,518         10,577,940         190,991,132
     Investor A Class ...........................     923,282         18,316,821          1,512,205          27,556,895
     Investor B Class ...........................     624,409         12,119,829          1,471,039          26,052,426
     Investor C Class ...........................     127,153          2,538,522            138,720           2,501,325
Shares issued in conversion:
     Institutional Class ........................          --                 --         47,552,529         912,057,506
Shares issued in reinvestment of dividends:
     Institutional Class ........................   2,382,370         44,202,496          1,747,306          28,534,736
     Service Class ..............................     407,590          7,571,310            633,683          10,310,927
     Investor A Class ...........................      68,069          1,263,763             75,398           1,226,233
     Investor B Class ...........................      73,018          1,334,038             71,122           1,138,659
     Investor C Class ...........................       1,854             33,875                354               5,660
Shares redeemed:
     Institutional Class ........................  (6,400,595)      (123,663,442)       (10,389,208)       (191,879,607)
     Service Class ..............................  (3,525,876)       (68,853,600)        (9,195,332)       (160,166,892)
     Investor A Class ...........................    (366,657)        (7,281,740)          (590,526)        (10,577,071)
     Investor B Class ...........................    (188,352)        (3,638,553)          (223,552)         (3,954,182)
     Investor C Class ...........................     (42,352)          (836,269)           (15,306)           (278,150)
                                                   ----------      -------------        -----------      --------------
Net increase (decrease) .........................  (1,888,090)     $ (37,759,632)        58,366,545      $1,090,529,491
                                                   ==========      =============        ===========      ==============


                                                                         Index Equity Portfolio
                                                   --------------------------------------------------------------------
                                                    For the Six Months Ended                  For the Year Ended
                                                             3/31/99                                9/30/98
                                                   -----------------------------         ------------------------------
                                                           (Unaudited)
                                                     Shares             Value              Shares              Value
                                                   ----------       ------------         ----------        ------------
Shares sold:
     Institutional Class ........................   3,072,949       $ 70,001,256          7,625,271        $152,924,221
     Service Class ..............................   3,474,907         80,237,288          5,200,839         104,994,634
     Investor A Class ...........................   1,136,408         27,024,378          1,047,368          21,369,817
     Investor B Class ...........................   4,340,419        100,924,629          3,920,396          79,973,652
     Investor C Class ...........................   7,439,261        173,184,743          3,423,349          69,588,194
Shares issued in conversion:
     Institutional Class ........................          --                 --          5,052,170         109,328,955
Shares issued in reinvestment of dividends:
     Institutional Class ........................     103,766          2,426,245            119,292           2,346,304
     Service Class ..............................      99,823          2,357,555            136,903           2,682,747
     Investor A Class ...........................      14,938            352,211             18,251             356,608
     Investor B Class ...........................      21,199            490,567              8,883             165,166
     Investor C Class ...........................      11,542            270,177              3,340              62,606
Shares redeemed:
     Institutional Class ........................  (1,146,369)       (26,675,618)        (3,872,586)        (79,729,578)
     Service Class ..............................  (1,942,780)       (44,776,637)        (3,992,780)        (78,981,985)
     Investor A Class ...........................    (676,089)       (15,854,911)          (734,369)        (14,587,954)
     Investor B Class ...........................    (492,595)       (11,339,029)          (443,992)         (8,937,590)
     Investor C Class ...........................    (521,348)       (11,677,357)          (329,146)         (6,521,053)
                                                   ----------       ------------         ----------        ------------
Net increase ....................................  14,936,031       $346,945,497         17,183,189        $355,034,744
                                                   ==========       ============         ==========        ============

                                                      BLACKROCK FUNDS

                                                                          Balanced Portfolio
                                                   --------------------------------------------------------------------
                                                    For the Six Months Ended                  For the Year Ended
                                                             3/31/99                                9/30/98
                                                   -----------------------------         ------------------------------
                                                           (Unaudited)
                                                    Shares             Value              Shares             Value
                                                   ----------       ------------         ----------        ------------
Shares sold:
     Institutional Class ........................   1,509,112       $ 29,955,584          2,422,553        $ 44,222,257
     Service Class ..............................   1,445,427         28,252,427          2,127,472          39,389,262
     Investor A Class ...........................   1,340,082         26,178,989          2,833,309          53,221,039
     Investor B Class ...........................   1,183,925         23,262,063          1,346,155          24,700,962
     Investor C Class ...........................     232,078          4,608,335             37,034             676,869
Shares issued in conversion:
     Institutional Class ........................          --                 --         17,383,688         329,247,053
Shares issued in reinvestment of dividends:
     Institutional Class ........................     798,646         15,012,245            141,176           2,434,702
     Service Class ..............................     518,258          9,845,542            882,573          15,160,573
     Investor A Class ...........................     265,144          5,031,671            447,858           7,687,100
     Investor B Class ...........................     125,064          2,349,283            123,433           2,102,496
     Investor C Class ...........................         423              8,068                252               4,293
Shares redeemed:
     Institutional Class ........................  (1,223,462)       (23,878,054)        (1,259,763)        (23,720,119)
     Service Class ..............................  (1,058,564)       (20,901,597)        (3,060,250)        (56,191,748)
     Investor A Class ...........................    (974,738)       (18,681,192)        (2,786,325)        (52,168,584)
     Investor B Class ...........................    (191,366)        (3,719,606)          (222,825)         (4,092,886)
     Investor C Class ...........................      (6,149)          (120,556)            (3,711)            (56,031)
                                                   ----------       ------------         ----------        ------------
Net increase ....................................   3,963,880       $ 77,203,202         20,412,629        $382,617,238
                                                   ==========       ============         ==========        ============


(E) AT MARCH 31, 1999, NET ASSETS CONSISTED OF:

                                Large Cap           Large Cap        Mid-Cap         Mid-Cap         Small Cap        Small Cap
                              Value Equity        Growth Equity    Value Equity   Growth Equity    Value Equity     Growth Equity
                                Portfolio           Portfolio       Portfolio       Portfolio        Portfolio        Portfolio
                              --------------     --------------    ------------   -------------   --------------   --------------
Capital paid in ............. $1,845,706,257     $  764,745,962    $260,497,867   $230,066,987     $653,853,852    $1,108,923,909
Undistributed net
   investment income ........             --             48,786              --             --               --                --
Distributions in excess of
   net investment income ....             --                 --              --             --          (82,428)               --
Accumulated net gain on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ................    159,267,959         90,009,724       2,042,256     44,194,122       10,196,944        85,014,252
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ................    499,435,086        654,258,392         178,548     81,823,553      (34,856,698)      371,855,383
                              --------------     --------------    ------------   ------------     ------------    --------------
                              $2,504,409,302     $1,509,062,864    $262,718,671   $356,084,662     $629,111,670    $1,565,793,544
                              ==============     ==============    ============   ============     ============    ==============


                                Micro-Cap
                                 Equity
                                Portfolio
                              -----------

Capital paid in ............. $29,318,390
Undistributed net
   investment income ........           --
Distributions in excess of
   net investment income ....           --
Accumulated net gain on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ................  4,266,859
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ................   7,811,592
                              -----------
                              $41,396,841
                              ===========

                                 BLACKROCK FUNDS

                                International      International      International         Select            Index
                                   Equity         Small Cap Equity   Emerging Markets       Equity            Equity
                                  Portfolio           Portfolio         Portfolio          Portfolio         Portfolio
                               ---------------    ----------------   ---------------    ---------------   ---------------
Capital paid in ............   $ 1,013,409,524    $    19,720,845    $   147,673,967    $ 1,041,981,180   $   954,575,598
Undistributed net
   investment income .......                --                 --            521,706                 --                --
Distributions in excess of
   net investment income ...       (10,810,749)          (415,867)                --                 --        (1,722,176)
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ......        86,518,925           (133,603)       (64,622,133)        74,086,636        (1,135,447)
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ...............       168,215,491           (781,994)       (16,103,095)       753,279,995       449,707,066
                               ---------------    ---------------    ---------------    ---------------   ---------------
                               $ 1,257,333,191    $    18,389,381    $    67,470,445    $ 1,869,347,811   $ 1,401,425,041
                               ===============    ===============    ===============    ===============   ===============


                                   Balanced
                                   Portfolio
                                --------------
Capital paid in ............    $   576,380,702
Undistributed net
   investment income .......               --
Distributions in excess of
   net investment income ...            (54,542)
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ......         12,587,046
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and
   foreign exchange
   contracts ...............        259,811,681
                                ---------------
                                $   848,724,887
                                ===============

(F)    CAPITAL LOSS CARRYOVERS

     At September 30, 1998, a capital loss carryover of $2,657,882, which expires September 30, 2006, was available to offset possible future realized gains in the Micro-Cap Equity Portfolio. At September 30, 1998, deferred post October losses for Mid-Cap Value Equity Portfolio were $5,432,873, for Mid-Cap Growth Equity Portfolio were $2,364,977, and for Small Cap Growth Equity Portfolio were $24,683,398.

(G)    PNC COMMON TRUST CONVERSION

     On January 13, 1998, January 22, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds.

     The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date.

FUNDS CONVERTED ON MAY 4, 1998:

PNC                                      BlackRock                Shares         Net Assets    Net Assets Value     Unrealized
Common Trust Fund                          Fund                   Issued         Converted     Per Share Issued    Appreciation
-------------------------------   -----------------------       ----------      ------------   ----------------   -------------
PNC Large Cap Value Equity        Large Cap Value Equity        36,221,776      $639,314,346        $17.65        $186,859,990
PNC Equity Growth & Income        Large Cap Value Equity        30,883,995       545,102,512         17.65         140,016,238
PNC Large Cap Growth Equity       Large Cap Growth Equity       22,346,262       431,506,319         19.31         128,998,512
PNC Mid-Cap Value Equity          Mid-Cap Value Equity           8,024,645       109,937,637         13.70          18,239,174
PNC Mid-Cap Growth Equity         Mid-Cap Growth Equity          8,432,259       108,860,464         12.91          20,616,729
PNC Small Cap Value Equity        Small Cap Value Equity        15,644,346       308,037,173         19.69          76,920,198
PNC Small Cap Growth Equity       Small Cap Growth Equity       30,529,187       687,822,581         22.53         194,362,010
PNC International Equity          International Equity          47,132,261       737,148,562         15.64         159,658,329
PNC Select Equity                 Select Equity                 47,552,529       912,057,506         19.18         387,681,390
PNC Index Equity                  Index Equity                   5,052,170       109,328,955         21.64          29,512,732

FUNDS CONVERTED ONMAY 18, 1998:

PNC Income                        Large Cap Value Equity         6,783,970       118,176,765         17.42          33,602,127
PNC Balanced                      Balanced                      17,383,688       329,247,053         18.94         103,701,340

86

                                             THE DFA INVESTMENT TRUST COMPANY
                                               THE U.S. LARGE COMPANY SERIES

TABLE OF CONTENTS                               THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                      Page

Schedule of Investments .............................................   89
Statement of Assets and Liabilities .................................   97
Statements of Operations ............................................   99
Statements of Changes in Net Assets .................................  100
Financial Highlights ................................................  101
Notes to Financial Statements .......................................  102
Report of Independent Accountants ...................................  104






THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES
--------------------------------------------------------------------------------
                                           MARCH 31, 1999
                                       -------------------------
                                             (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                       -------    --------------
  COMMON STOCKS -- (99.4%)
   3Com Corp. ........................  71,100    $  1,659,741*#
   AES Corp. .........................  35,700      $1,329,825*#
   AMR Corp. .........................  36,000       2,108,250*
   AT&T Corp. ........................ 415,948      33,197,850#
   Abbott Laboratories ............... 300,800      14,081,200
   Adobe Systems, Inc. ...............  12,100         687,053
   Aeroquip Vickers, Inc. ............   5,500         315,219
   Advanced Micro Devices, Inc. ......  28,700         444,850*#
   Aetna, Inc. .......................  28,137       2,335,371
   Air Products & Chemicals, Inc. ....  45,400       1,554,950
   Airtouch Communications, Inc. ..... 113,560      10,972,735*
   Alberto Culver Co. ................  11,300         264,138
   Albertson's, Inc. .................  48,700       2,645,019#
   Alcan Aluminum Ltd. ...............  45,100       1,164,144
   Alcoa, Inc. .......................  72,600       2,990,213
   Allegheny Teledyne, Inc. ..........  38,935         737,332
   Allergan, Inc. ....................  13,200       1,159,950
   Allied-Signal, Inc. ............... 110,500       5,435,219
   Allstate Corp. .................... 162,700       6,030,069
   Alltel Corp. ......................  54,400       3,393,200
   Alza Corp. ........................  19,900         761,175*#
   Amerada Hess Corp. ................  18,000         905,625
   Ameren Corp. ......................  27,300         987,919
   America Online .................... 203,700      29,740,200*
   American Electric Power, Inc. .....  37,900       1,504,156#
   American Express Co. ..............  89,600      10,528,000
   American General Corp. ............  50,100       3,532,050#
   American Greetings Corp. ..........  13,900         352,713
   American Home Products Corp. ...... 261,200      17,043,300
   American International Group ...... 243,510      29,373,394
   American Stores ...................  54,500       1,798,500
   Ameritech Corp. ................... 217,700      12,599,388
   Amgen, Inc. ....................... 101,100       7,576,181
   AMP, Inc. .........................  43,404       2,330,252
   Amsouth Bancorp. ..................  23,500       1,069,250
   Anadarko Pete .....................  23,800         898,450
   Andre Corp. .......................  16,393         202,351
   Anheuser Busch Companies, Inc. ....  94,900       7,230,194
   AON Corp. .........................  33,700       2,131,525
   Apache Corp. ......................  19,400         505,613
   Apple-Computer Corp. ..............  27,000         971,156*#
   Applied Materials .................  73,100       4,511,641*
   Archer Daniels Midland Co. ........ 117,500       1,725,781
   Armstrong World Industries, Inc. ..   7,900         356,981#
   Asarco, Inc. ......................   7,850         107,938
   Ascend Communications, Inc. .......  43,000       3,599,906*
   Ashland, Inc. .....................  14,900         609,969
   Associates First Class A .......... 144,110       6,484,950
   Atlantic Richfield Co. ............  64,600       4,715,800
   Autodesk, Inc. ....................  11,700         473,484#
   Automatic Data Processing, Inc. ... 122,200       5,056,025
   Autozone, Inc. ....................  29,800         905,175*#
   Avery Dennison Corp. ..............  22,900       1,316,750
   Avon Products, Inc. ...............  52,100       2,451,956
   BB&T CORP .........................  61,800       2,236,388#
   BMC Software, Inc. ................  43,000       1,595,031#
   Baker Hughes, Inc. ................  64,710       1,573,262
   Ball Corporation ..................   6,100         286,319
   Baltimore Gas & Electric Co. ......  29,650         752,369
   Bank of New York Co., Inc. ........ 151,000       5,426,563
   Bank One Corp. .................... 233,330      12,847,733
   Bankamerica Corp. ................. 342,900      24,217,313
   BankBoston Corp. ..................  58,800       2,546,775
   Bankers Trust New York Corp. ......  19,000       1,676,750
--------------------------------------------------------------------------------
                                            MARCH 31, 1999
                                       -------------------------
                                             (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                       -------    --------------
   BARD C.R,. Inc. ...................  10,600      $  534,638
   Barrick Gold Corp. ................  73,900       1,260,919
   Battle Mountain Gold Co. ..........  45,600         125,400
   Bausch & Lomb, Inc. ...............  11,200         728,000
   Baxter International, Inc. ........  56,500       3,729,000
   Bear Stearns Co. ..................  22,020         984,019
   Becton, Dickson & Co. .............  49,200       1,884,975
   Bell Atlantic Corp. ............... 307,938      15,916,545#
   Bellsouth Corp. ................... 386,400      15,480,150
   Bemis Co., Inc. ...................  10,400         323,050
   Bestfoods, Inc. ...................  56,800       2,669,600
   Bethlehem Steel Corp. .............  25,800         212,850*#
   Boimet, Inc. ......................  22,300         935,903
   Black & Decker Corp. ..............  17,400         964,613#
   Block (H& R), Inc. ................  19,600         928,550#
   Boeing , Inc. ..................... 185,700       6,337,013
   Boise Cascade Corp. ...............  11,200         361,200*
   Boston Scientific Corp. ...........  77,800       3,155,763*
   Briggs & Stratton Corp. ...........   4,700         231,769
   Bristol Meyers Corp. .............. 394,100      25,345,556
   Brown Forman Corp. ................  13,600         783,700
   Browning- Ferris Industries, Inc. .  31,300       1,207,006
   Brunswick Corp. ...................  18,200         346,938
   Burlington Northern Santa Fe Corp.   92,800       3,050,800
   Burlington Resources, Inc. ........  35,200       1,405,800
   CBS Corp. ......................... 139,800       5,723,063
   Cigna Corp. .......................  40,900       3,427,931
   CSX Corp. .........................  43,000       1,674,313#
   CVS Corp. .........................  77,216       3,667,760
   Cabletron Systems .................  34,100         279,194*
   Campbell Soup Co. .................  88,300       3,592,706
   Capital One First .................  13,100       1,978,100
   Cardinal Health, Inc. .............  53,800       3,550,800
   Carnival Corp. .................... 121,500       5,900,344
   Carolina Power & Light Co. ........  30,100       1,138,156#
   Case Corp. ........................  14,700         373,013#
   Caterpillar, Inc. .................  71,200       3,270,750#
   Cendent Corp. ..................... 169,100       2,663,325*
   Centex Corp. ......................  11,800         393,825
   Central & South West Co. ..........  42,200         989,063
   Century Tel En, Inc. ..............  18,100       1,271,525*
   Ceridan Corp. .....................  28,306       1,034,938*
   Champion International Corp. ......  18,900         776,081
   Chase Manahttan Corp. ............. 167,900      13,652,369
   Chevron Corp. ..................... 129,500      11,452,656
   Chubb Corp. .......................  32,400       1,897,425
   Cincinnati Financial Corp. ........  33,000       1,203,469
   Cinergy Corp. .....................  31,493         866,058
   Citrcuit City Corp. ...............  19,900       1,524,838*
   Cisco Systems, Inc. ............... 313,200      34,324,763*#
   Citigroup, Inc. ................... 447,700      28,596,838
   Clear Channel Communications, Inc.   52,366       3,511,795*
   Clorox Co. .......................   23,300       2,730,469
   Coastal Corp. ....................   42,100       1,389,300
   Coca Cola Co. ....................  488,600      29,987,825#
   Coca Cola Enterprises ............   77,500       2,344,375
   Colgate Palmolive Co. ............   58,000       5,336,000#
   Columbia Energy Group ............   16,600         867,350
   Columbia/HCA Healthcare Corp. ....  128,082       2,425,553
   Comcast Corp. Class A Special ....   73,500       4,628,203#
   Comerica, Inc. ...................   30,750       1,919,953
   Compaq Computer Corp. ............  334,424      10,597,061#
   Computer Associates
     International, Inc. ............  107,000       3,805,188#
   Computer Sciences Corp. ..........   31,400       1,732,888*#
   Compuware Corp. ..................   72,800       1,740,375

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                            MARCH 31, 1999
                                       -------------------------
                                             (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                       -------    --------------
   Conagra, Inc. ....................   96,900    $  2,477,006
   Conseco, Inc. ....................   63,388       1,957,105#
   Consolidated Edison Co.
     of New York, Inc. ..............   46,100       2,088,906*#
   Consolidated Natural Gas Co. .....   19,000         925,063
   Consolidated Stores ..............   21,800         660,813#
   Cooper Industries, Inc. ..........   20,600         878,075#
   Cooper Tire & Rubber Co. .........   15,000         275,625
   Coors (Adolph) Co. Class B .......    7,300         394,200
   Corning, Inc. ....................   45,800       2,748,000#
   Costco Companies, Inc. ...........   43,103       3,947,965*#
   Countrywide Credit Industries, Inc.  22,300         836,250
   Crane Co. ........................   13,600         328,950
   Crown Cork & Seal Co., Inc. ......   24,300         694,069
   Cummins Engine Co., Inc. .........    8,300         295,169#
   Cyprus Amax Minerals Co., Inc. ...   18,050         218,856
   DTE Energy Company ...............   28,800       1,107,000
   Dana Corp. .......................   32,842       1,247,996
   Danaher Corp. ....................   26,600       1,389,850
   Darden Restaurants, Inc. .........   27,400         565,125
   Data General Corp. ...............    9,900         100,238*
   Dayton Hudson Corp. ..............   87,400       5,823,025
   Deere & Co. ......................   47,400       1,830,825
   Dell Computer ....................  504,300      20,629,022#
   Delta Air Lines, Inc. ............   28,200       1,959,900
   Deluxe Corp. .....................   15,900         463,088
   Dillard, Inc. ....................   21,200         537,950
   Disney (Walt) Co. ................  407,600      12,686,550#
   Dollar General Corp. .............   35,175       1,195,950#
   Dominion Resources, Inc. VA ......   38,600       1,425,788#
   Donnelley (R.R.) & Sons Co. ......   26,700         859,406
   Dover Corp. ......................   44,100       1,449,788
   Dow Chemical Co. .................   43,700       4,072,294#
   Dow Jones & Co., Inc. ............   18,700         882,406
   DuPont (E.I.) de Nemours & Co. ...  223,300      12,965,356
   Duke Energy Corp. ................   71,941       3,929,777#
   Dun & Bradstreet Corp. ...........   32,800       1,168,500
   EG&G INC. ........................    8,900         234,738
   EMC Corp. MA .....................   99,400      12,698,350*
   Eastern Enterprises ..............    4,500         163,688
   Eastman Chemical Co. .............   15,750         662,484
   Eastman Kodak Co. ................   64,200       4,100,775
   Eaton Corp. ......................   14,200       1,015,300
   Ecolab, Inc. .....................   25,600         908,800
   Edison International .............   69,800       1,553,050
   Electronic Data ..................   97,600       4,751,900
   Emerson Electric co. .............   86,500       4,579,094
   Engelhard Corp. ..................   28,374         480,585
   Enron Corp. ......................   65,700       4,221,225#
   Entergy Corp. ....................   49,000       1,347,500#
   Equifax, Inc. ....................   29,300       1,007,188
   Exxon Corp. ......................  482,200      34,025,238
   F M C Corp. ......................    6,600         325,875*
   F P L Group, Inc. ................   35,900       1,911,675
   FDX Corp. ........................   29,500       2,737,969*
   Federal Home Loan Mortgage Corp. .  134,600       7,689,025
   Federal National Mortgage
     Association ....................  205,800      14,251,650
   Federated Department Stores, Inc.    41,700       1,673,213*
   Fifth Third Bancorp ..............   52,900       3,489,747#
   First Data Corp. .................   87,600       3,744,900#
   First Union corp. ................  196,164      10,482,514#
   Firststar Corp. ..................   45,500       4,072,250
   First Energy Corp. ...............   46,900       1,310,269
   Fleet Financial Group ............  112,628       4,237,629#
   Fleetwood Enterprises, Inc. ......    6,900         197,513#
   Flour Corp. ......................   15,000         405,000
--------------------------------------------------------------------------------
                                           MARCH 31, 1999
                                       -------------------------
                                             (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                       -------    --------------
   Ford Motor Co. ...................  239,800   $  13,608,650
   Fort James Corp. .................   43,600       1,381,575
   Fortune Brands ...................   34,000       1,315,375
   Foster Wheeler Corp. .............    8,050          97,606
   Franklin Resources ...............   50,200       1,411,875#
   Freeport Mcmoran Copper & Gold, Inc. 32,800         356,700
   Frontier Corp. ...................   33,900       1,758,563
   Fruit of the Loom, Inc.  Class A .   14,300         148,363*
   GPU, Inc. ........................   25,300         944,006
   GTE Corp. ........................  191,400      11,579,700
   Gannett Co., Inc. ................   55,800       3,515,400
   Gap, Inc. ........................  113,100       7,613,044#
   Gateway 2000 .....................   30,900       2,118,581*#
   General Dynamics, Inc. ...........   25,200       1,619,100
   General Electric .................  649,900      71,895,188
   General Instruments Corp. ........   33,180       1,005,769*
   General Mills Corp. ..............   30,400       2,297,100
   General Motors Corp. .............  129,800      11,276,375
   Genuine Parts Co. ................   35,675       1,027,886
   Georgia-Pacific Corp. ............   17,300       1,284,525
   Gillette & Co. ...................  220,000      13,076,250#
   Golden West Financial Corp. ......   11,200       1,069,600
   Goodrich (B.F.) & Co. ............   14,700         504,394#
   Goodyear Tire & Rubber Co. .......   30,800       1,534,225#
   WR Grace & Co. ...................   14,600         177,025*
   Grainger (W.W.) co. ..............   18,800         809,575
   Great Atlantic & pacific Tea Co. .    7,600         228,000
   Great Lakes Chemical Corp. .......   11,700         429,975
   Guidant Corp. ....................   59,800       3,617,900
   HCR Manor Care ...................   22,000         501,875*
   Halliburton Co. ..................   87,000       3,349,500
   Harcourt General, Inc. ...........   14,023         621,394#
   Harnischfeger industries, Inc. ...    9,376          53,326
   Harrah's Entertainment, Inc. .....   25,000         476,563*
   Harris Corp. .....................   15,700         449,413
   Hartford Financial Services Group    46,400       2,636,072
   Hasbro, Inc. .....................   38,999       1,128,519
   Healthsouth Rehabilitaion ........   83,800         869,425*
   Heinz (H.J.) & Co. ...............   71,800       3,401,525
   Helmerich & Payne, Inc. ..........    9,800         222,338
   Hercules, Inc. ...................   19,900         502,475
   Hershey Foods Corp. ..............   28,400       1,590,400
   Hewlett-Packard Corp. ............  201,300      13,650,656#
   Hilton Hotels Corp. ..............   51,700         727,031
   Home Depot Inc. ..................  292,044      18,179,739#
   Homestake Mining, Co. ............   47,400         408,825#
   Honeywell, Inc. ..................   25,000       1,895,313
   Household Internatonal, Inc. .....   95,900       4,375,438
   Humana, Inc. .....................   33,200         572,700*
   Huntington Bancorp ...............   41,830       1,295,423
   IMS Health, Inc. .................   63,200       2,093,500#
   ITT Industries, Inc. .............   20,600         728,725#
   Ikon Office Solutions, Inc. ......   29,300         375,406
   Illinois Tool Works, inc. ........   49,400       3,056,625
   Inco Ltd. ........................   32,900         437,981
   Ingersoll Rand Co. ...............   32,500       1,612,813
   Intel Corp. ......................  330,300      39,264,413#
   Int'l Business Machines Corp. ....  182,700      32,383,575
   Int'l Flavors & Fragrances, Inc. .   21,100         792,569
   Int'l Paper Co. ..................   61,000       2,573,438#
   Interpublic Group of Companies ...   27,650       2,153,244
   Jefferson Pilot Corp. ............   20,875       1,414,281
   Johnson & Johnson Corp. ..........  266,600      24,977,088
   Johnson Controls, Inc. ...........   16,800       1,047,900
   Jostens, Inc. ....................    7,000         148,750

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                           MARCH 31, 1999
                                       -------------------------
                                             (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                       -------    --------------
   KLA-Tencor Corp. ..................  17,500     $   850,391*#
   K Mart Corp. ......................  97,800       1,644,263*
   Kaufman & Broad, Inc. .............   9,500         214,344
   Kellogg Co. .......................  80,400       2,718,525
   Kerr McGee Corp. ..................  17,042         559,191
   Keycorp ...........................  90,400       2,740,250
   Kimberly Clark Corp. .............. 107,600       5,158,075#
   King World Products ...............  14,300         437,044
   Knight-Ridder, Inc. ...............  15,652         782,600
   Kohl's Corp. ......................  31,300       2,218,388*#
   Kroger Co. ........................  50,600       3,029,675*#
   LSI Logic Corp. ...................  28,000         873,250*
   Laidlaw, Inc. .....................  65,500         380,719
   Lehman Brothers ...................  22,600       1,350,350
   Lilly (Eli) Corp. ................. 217,900      18,494,263
   Limited Inc. (The) ................  44,900       1,779,163
   Lincoln National Corp. ............  20,000       1,977,500
   Liz Claiborne, Inc. ...............  12,800         417,600#
   Lockheed Martin Corp. .............  77,714       2,928,846
   Loew's Corp. ......................  22,600       1,686,525
   Longs Drug Stores Corp. ...........   7,700         234,369
   Louisana-Pacific Corp. ............  21,500         400,438
   Lowe's Companies, Inc. ............  70,000       4,235,000#
   Lucent Technologies, Inc. ......... 261,900      28,219,725#
   MBIA, Inc. ........................  19,800       1,148,400#
   MBNA Corp. ........................ 158,945       3,794,812
   MCI Worldcom, Inc. ................ 363,501      32,181,198*
   MGIC Investment Corp. .............  21,700         760,856#
   Mallinckrodt Group, Inc. ..........  14,100         375,413
   Marsh & McLennan Companies, Inc. ..  51,200       3,798,400#
   Marriott Int'l Class A ............  48,100       1,617,363#
   Masco Corp. .......................  67,300       1,901,225#
   Mattell, Inc. .....................  57,100       1,420,363#
   May Department Stores, Inc. .......  69,650       2,725,056
   Maytag Corp. ......................  17,800       1,074,675
   McDermott International, Inc. .....  11,700         296,156
   McDonalds Corp. ................... 268,200      12,152,813
   McGraw-Hill Corp. .................  39,200       2,136,400
   McKesson Corp. ....................  55,037       3,632,442#
   Mead Corp. ........................  20,200         621,150
   Mediaone Group .................... 120,200       7,632,700*#
   Medtronic, Inc. ................... 115,600       8,294,300#
   Mellon Bank Corp. .................  51,800       3,645,425
   Mercantile Bancorp ................  31,200       1,482,000#
   Merck & Co., Inc. ................. 472,100      37,856,519#
   Meredith Corp. ....................  10,300         323,806
   Merrill Lynch & Co., Inc. .........  70,500       6,234,844*
   Meyer Fred, Inc. ..................  30,700       1,807,463
   Microsoft Corp. ................. 1,030,400      92,317,400*
   Micron Technologies, Inc. .........  49,000       2,364,250*#
   Milacron, Inc. ....................   7,600         119,700
   Millapore Corp. ...................   8,700         209,888
   Minnesota Mining & Manufacturing Co. 79,500       5,624,625
   Mirage Resorts ....................  35,700         758,625*#
   Mobil Corp. ....................... 154,700      13,613,600
   Monsanto Corp. .................... 124,200       5,705,438
   Moore Corp., Ltd. .................  17,500         172,813
   Morgan (JP) & Co. .................  34,600       4,268,775
   Morgan Stanley Dean Witter ........ 114,600      11,452,838
   Morton International, Inc. ........  23,900         878,325#
   Motorola, Inc. .................... 118,800       8,702,100
   Naaco Industries, Inc. ............   1,600         118,500
   Nalco Chemical Co. ................  13,000         345,313
   National City Corp. ...............  64,767       4,298,910
   National Semiconductor Corp. ......  33,100         308,244*
--------------------------------------------------------------------------------
                                            MARCH 31, 1999
                                       -------------------------
                                             (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                       -------    --------------
   National Services Industries, Inc.    8,200     $   279,313
   Navistar International Corp. ......  13,100         526,456*
   New Century Corp. .................  22,600         769,813
   New York Times Co. ................  36,200       1,031,700
   Newell Rubbermaid, Inc. ...........  55,834       2,652,100#
   Newmont Mining Co. ................  33,058         578,515#
   Nextel Communication ..............  56,952       2,089,427*
   Niagra Mohawk Power Corp. .........  37,100         498,531*
   Nicor, Inc. .......................   9,400         337,813
   Nike, Inc. ........................  56,100       3,236,269
   Nordstrom, Inc. ...................  28,200       1,153,556
   Norfolk Southern, inc. ............  75,300       1,986,038
   Northern States Power Co. MN ......  30,200         700,263
   Nothern Telecom, Ltd. ............. 131,460       8,166,953
   Northern Trust Co. ................  21,900       1,945,678
   Northrop Grumman Corp. ............  13,700         820,288
   Novell, Inc. ......................  67,000       1,689,656*
   Nucor Corp. .......................  17,400         766,688
   Occidental Petroleum Corp. ........  68,600       1,234,800
   Omnicom Group .....................  33,400       2,669,913
   Oneok, Inc. .......................   6,300         155,925
   Oracle Systems Corp. .............. 285,443       7,537,479*#
   Owens Corning .....................  10,800         343,575
   Owens-Illinois, inc. ..............  30,700         767,500*
   Peco Energy .......................  44,500       2,058,125
   PG & E Corp. ......................  76,000       2,360,750#
   PNC Bank Corp. ....................  59,550       3,308,747#
   Pennsylvania Power & Light ........  30,000         742,500
   PPG Industries, Inc. ..............  34,800       1,783,500
   Paccar, Inc. ......................  15,520         639,715
   PacifCorp .........................  58,900       1,016,025
   Pall Corp. ........................  24,700         409,094#
   Parametric Technology Corp. .......  53,000       1,048,406*
   Parker-Hannifan Corp. .............  21,525         737,231
   Paychex Corp. .....................  32,400       1,537,988#
   Penney(J.C.) Co., Inc. ............  52,400       2,122,200#
   Peoples Energy Corp. ..............   7,000         226,188
   Peoplesoft Inc. ...................  46,100         675,653*
   Pep Boys- Manny, Moe & Jack .......  10,400         158,600
   Pepsico, Inc. ..................... 290,900      11,399,644
   Perkin-Elmer Corp. ................   9,800         951,213
   Pharmacia & Upjohn, Inc. .......... 100,580       6,273,678#
   Pfizer, Inc. ...................... 257,500      35,728,125
   Phelps Dodge Corp. ................  11,400         561,450
   Philip Morris Companies, Inc. ..... 482,500      16,977,969
   Phillips Petroleum Co. ............  50,500       2,386,125
   Pioneer Hi-Bred International, Inc.  47,601       1,790,988
   Pitney Bowes, Inc. ................  54,200       3,455,250
   Placer Dome, Inc. .................  49,600         554,900
   Plolaroid Corp. ...................   8,700         174,544
   Potlatch Corp. ....................   5,700         193,444
   Praxair, Inc. .....................  31,300       1,128,756
   Procter & Gamble Co. .............. 263,400      25,796,738
   Progressive co. ...................  14,500       2,080,750
   Provident Companies ...............  26,800         926,275
   Providian Financial Co. ...........  27,900       3,069,000
   Public Service Enterprise
     Group, Inc. .....................  44,300       1,691,706#
   Pulte Corp. .......................   8,600         178,988
   Quaker Oats Co. ...................  27,100       1,695,444
   RJR Nabisco Co. ...................  64,500       1,612,500
   Ralston Purina Co. ................  65,200       1,740,025
   Raychem Co. .......................  15,500         349,719
   Raytheon Co., Class B .............  66,800       3,916,150
   Reebok International Ltd. .........  11,200         177,800#
   Regions Financial .................  43,700       1,515,844

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                         THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                            MARCH 31, 1999
                                       -------------------------
                                             (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                       -------    --------------
   Reliant Energy Co. ................  56,300    $  1,467,319
   Republic Bank of New York .........  21,200         977,850
   Reynolds Metals Co. ...............  12,700         613,569
   Rite Aid Co. ......................  51,400       1,285,000
   Rockwell International ............  37,700       1,599,894
   Rohm & Haas Co. ...................  33,200       1,114,275#
   Rowan Companies, Inc. .............  16,600         210,613*
   Royal Dutch Petroleum Co. ......... 425,200      22,110,400#
   Russell Corp. .....................   7,200         144,900
   Ryder System Inc. .................  14,200         392,275
   SBC Communications, Inc. .......... 387,600      18,265,650
   SLM Holding Corp. .................  32,900       1,373,575
   Safeco Corp. ......................  27,000       1,091,813
   Safeway Corp. .....................  96,500       4,951,656*
   Saint Jude Medical, Inc. ..........  16,650         405,944*
   Saint Paul Companies, Inc. ........  46,842       1,455,030#
   Sara Lee Corp. .................... 180,800       4,474,800
   Schering-Plough Corp. ............. 291,500      16,123,594#
   Sclumberger Ltd. .................. 108,400       6,524,325
   Schwab (Charles) Corp. ............  79,325       7,625,116
   Scientific-Atlanta, Inc. ..........  15,000         408,750
   Seagate Technology, Inc. ..........  48,300       1,427,869*#
   Seagram Co., Ltd. .................  79,300       3,965,000
   Sealed Air Corp. ..................  16,592         816,119*#
   Sears & Roebuck & Co. .............  76,100       3,438,769#
   Sempra Corp. ......................  47,645         914,188
   Service Corp., Int'l ..............  54,100         770,925
   Shared Medical Systems ............   5,300         295,144
   Sherwin-Williams Co. ..............  34,000         956,250
   Sigma-Aldrich Corp. ...............  19,900         582,697
   Silicon Graphics, Inc. ............  37,200         620,775*#
   Snap-On, Inc. .....................  11,700         339,300
   Solectron Corp. ...................  49,700       2,413,556*
   Sonat, Inc. .......................  21,800         654,000
   Southern Co. ...................... 138,100       3,219,456#
   Southtrust Co. ....................  32,800       1,222,825
   Southwest Airlines Co. ............  66,700       2,017,675
   Springs Industries, Inc. Class A ..   3,550          96,072
   Sprint Corp. ......................  88,500       8,684,063
   Sprint Corp.(PCS Group) ...........  87,200       3,864,050*
   Stanley Works .....................  17,600         451,000#
   Staples, Inc. .....................  91,500       3,008,063*#
   State Street Corp. ................  31,800       2,613,563
   Summit Bancorp ....................  34,400       1,341,600
   Sun Microsystems, Inc. ............  76,540       9,569,892*#
   Sunoco Corp. ......................  18,600         670,763#
   Suntrust Banks, Inc. ..............  63,500       3,952,875
   Supervalu, Inc. ...................  23,800         490,875
   Synovus Financial Corp. ...........  53,050       1,084,209
   Sysco Corp. .......................  66,000       1,736,625
   TJX Companies, Inc. ...............  63,900       2,172,600
   TRW, Inc. .........................  23,800       1,082,900
   Tandy Corp. .......................  19,730       1,259,021
   Tektronix, Inc. ...................   9,250         233,563
   Tellabs, Inc. .....................  38,500       3,763,375*#
   Temple-Inland, Inc. ...............  11,100         696,525#
   Tenet Healthcare Corp. ............  61,400       1,162,763*#
   Tenneco, Inc. .....................  33,700         941,494
   Texaco, Inc. ...................... 106,100       6,021,175#
   Texas Instruments, Inc. ...........  77,300       7,672,025#
   Texas Utilities Co. ...............  55,797       2,326,037
   Textron, Inc. .....................  31,300       2,421,838#
   Thermo-Electron Corp. .............  31,500         427,219*
   Thomas & Betts Corp. ..............  11,300         424,456
   Time Warner, Inc. ................. 243,000      17,268,188
--------------------------------------------------------------------------------
                                            MARCH 31, 1999
                                       -------------------------
                                             (UNAUDITED)
                                        SHARES     VALUE(DAGGER)
                                       -------    --------------
   Times Mirror Co. Class A ..........  15,700     $   848,781#
   Timken Co. ........................  12,300         199,875
   Torchmark Corp. ...................  27,900         882,338
   Toys 'R' Us, Inc. .................  49,800         936,863*#
   Transamerica Corp. ................  24,600       1,746,600
   Tricon Global Restaurant ..........  30,160       2,118,740*
   Tribune Co. .......................  23,600       1,544,325
   Tupperware Corp. ..................  11,400         205,200
   Tyco International, Inc. .......... 129,185       9,269,024#
   USX-Marathon Group, Inc. ..........  61,000       1,677,500
   UST, Inc. .........................  36,900         964,013
   U.S. Bancorp ...................... 144,700       4,928,844
   UNUM Corp. ........................  27,500       1,307,969
   USX-U.S. Steel Group ..............  17,520         411,720
   Unilever NV ....................... 126,800       8,424,275
   Unicom Corp., Inc. ................  43,200       1,579,500
   Union Camp Corp. ..................  13,800         926,325
   Union Carbide Corp. ...............  26,400       1,192,950#
   Union Pacific Corp. ...............  49,100       2,623,781
   Union Pacific Resources Group, Inc.  49,776         591,090
   Union Planters Corp. ..............  27,300       1,199,494
   Unisys Corp. ......................  51,600       1,428,675*
   United Healthcare Corp. ...........  36,800       1,936,600
   US Airways Group, Inc. ............  17,400         849,338*
   U. S. West, Inc. ..................  99,981       5,505,204
   United Technologies Corp. .........  44,900       6,081,144
   Unocal Corp. ......................  47,800       1,759,638
   V F Corp. .........................  23,800       1,123,063
   Viacom, Inc. Class B ..............  69,200       5,808,475*
   Wachovia Corp. ....................  40,000       3,247,500
   Wal-Mart Stores, Inc. ............. 441,000      40,654,688#
   Walgreen Co. ...................... 197,700       5,585,025#
   Warner Lambert Co. ................ 162,800      10,775,325
   Washington Mutual, Inc. ........... 117,690       4,810,579#
   Waste Management .................. 118,647       5,264,961
   Wells Fargo & Co. ................. 326,000      11,430,375
   Wendy's International, Inc. .......  24,700         702,406
   Westvaco Corp. ....................  19,850         416,850
   Weyerhauser Co. ...................  39,300       2,181,150
   Whirlpool Corp. ...................  15,100         821,063
   Williamete Industries, Inc. .......  21,900         826,725#
   Williams Companies, Inc. ..........  84,997       3,357,382
   Winn-Dixie Stores, Inc. ...........  29,600       1,106,300
   Worthington Industries, Inc. ......  18,300         215,597#
   Wrigley (Wm.) Jr. Co. .............  23,000       2,080,063#
   Xerox Corp. ....................... 130,200       6,949,425#
                                       -------  --------------
TOTAL COMMON STOCKS
   (Cost $1,353,274,500)                        $2,086,929,626
                                                --------------

                                      FACE AMOUNT  VALUE(DAGGER)
                                      -----------  -------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   Repurchase Agreement, PNC Capital
   Markets, Inc. 4.60% 04/01/99
   (Collateralized by U.S. Treasury
   Notes 5.875% 11/15/99, valued
   at $11,587,000 to be repurchased
   at $11,588,481)
     (Cost $11,587,000)                $11,587  $   11,587,000

TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,364,861,500)(DAGGER)(DAGGER)        $2,098,516,626
                                                --------------
--------------------
(DAGGER) See Note B to Financial Statements.
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
(DAGGER)(DAGGER) Approximates cost for federal income tax purposes.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                            THE U.S. LARGE COMPANY SERIES

THE U.S. LARGE COMPANY SERIES
--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------    ------------
COMMON STOCKS -- (99.6%)
   3COM Corp. .......................   59,100    $  2,288,278*
   AES Corp. ........................   28,900       1,322,175*
   AMP, Inc. ........................   36,204       1,751,368
   AMR Corp. ........................   30,000       1,978,125*
   AON Corp. ........................   27,800       1,601,975
   AT & T Corp. .....................  297,939      18,565,324
   Abbott Laboratories ..............  254,000      12,192,000
   Adobe Systems, Inc. ..............   11,100         498,112
   Advanced Micro Devices, Inc. .....   23,700         656,194*
   Aeroquip Vickers, Inc. ...........    4,700         170,962
   Aetna, Inc. ......................   23,737       1,835,167
   Air Products & Chemicals, Inc. ...   38,200       1,456,375
   Airtouch Communications, Inc. ....   94,560       5,407,650*
   Alberto-Culver Co. Class B .......    9,100         233,187
   Albertson's, Inc. ................   40,700       2,322,444
   Alcan Aluminum, Ltd. .............   37,600       1,001,100
   Allegheny Teledyne, Inc. .........   32,535         669,001
   Allergan, Inc. ...................   10,800         657,450
   AlliedSignal, Inc. ...............   92,500       4,070,000
   Allstate Corp. ...................  136,800       5,574,600
   Alltel Corp. .....................   45,200       2,395,600
   Aluminium Co. of America. ........   30,700       2,275,637
   Alza Corp. .......................   14,300         747,175*
   Amerada Hess Corp. ...............   15,000         832,500
   Ameren Corp. .....................   22,700         934,956
   American Electric Power Co., Inc.    31,600       1,465,450
   American Express Co. .............   75,100       7,514,694
   American General Corp. ...........   41,700       2,937,244
   American Greetings Corp. Class A .   11,700         495,056
   American Home Products Corp. .....  217,200      11,565,900
   American International Group, Inc.  173,289      16,289,166
   American Stores Co. ..............   45,200       1,517,025
   Ameritech Corp. ..................  182,200       9,861,575
   Amgen, Inc. ......................   41,900       3,150,356*
   Amoco Corp. ......................  157,400       9,276,762
   Anadarko Petroleum Corp. .........   19,800         558,112
   Andrew Corp. .....................   14,193         229,749*
   Anheuser-Busch Companies, Inc. ...   79,600       4,825,750
   Apache Corp. .....................   16,300         374,900
   Apple Computer, Inc. .............   22,300         712,903*#
   Applied Materials, Inc. ..........   60,300       2,338,509*
   Archer-Daniels Midland Co. .......   98,905       1,817,379
   Armstrong World Industries, Inc. .    6,600         439,725
   Asarco, Inc. .....................    6,550         126,906
   Ascend Communications, Inc. ......   35,800       2,010,394*
   Ashland, Inc. ....................   12,700         617,537
   Associates First Capital Corp.
     Class A ........................   57,255       4,458,733
   Atlantic Richfield Co. ...........   53,100       3,531,150
   Autodesk, Inc. ...................    7,800         284,212
   Automatic Data Processing, Inc. ..   49,500       3,811,500
   Autozone, Inc. ...................   25,300         762,162*
   Avery Dennison Corp. .............   19,300         925,194
   Avon Products, Inc. ..............   43,300       1,759,062
   B B & T Corp. ....................   47,400       1,750,837
   BMC Software, Inc. ...............   33,900       1,729,959*
   Baker Hughes, Inc. ...............   52,410         959,758
   Ball Corp. .......................    5,000         213,750
   Baltimore Gas & Electric Co. .....   24,450         750,309
   Bank of New York Co., Inc. .......  123,500       4,229,875
   Bank One Corp. ...................  193,330       9,920,246
   BankAmerica Corp. ................  286,864      18,699,947
   BankBoston Corp. .................   48,400       2,014,650
   Bankers Trust New York Corp. .....   16,000       1,392,000
   Bard (C.R.), Inc. ................    9,300         426,056
   Barrick Gold Corp. ...............   61,600       1,232,000#
--------------------------------------------------------------------------------
                                            NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------    ------------
   Battle Mountain Gold Co. .........   37,900     $   177,656
   Bausch & Lomb, Inc. ..............    9,200         510,600
   Baxter International, Inc. .......   47,300       3,006,506
   Bear Stearns Companies, Inc. .....   18,800         789,600
   Becton Dickinson & Co. ...........   41,000       1,742,500
   Bell Atlantic Corp. ..............  256,438      14,264,364
   Bellsouth Corp. ..................  162,300      14,160,675
   Bemis Co., Inc. ..................    8,800         332,750
   Bestfoods, Inc. ..................   47,600       2,766,750
   Bethlehem Steel Corp. ............   21,400         176,550*
   Biomet, Inc. .....................   18,500         707,047
   Black & Decker Corp. .............   15,300         829,069
   Block (H.&R.), Inc. ..............   16,600         745,962
   Boeing Co. .......................  166,606       6,768,369
   Boise Cascade Corp. ..............    9,300         294,694
   Boston Scientific Corp. ..........   32,400       1,603,800*
   Briggs & Stratton Corp. ..........    4,000         201,750
   Bristol Myers Squibb Co. .........  164,300      20,137,019
   Brown-Forman Corp. Class B .......   11,400         829,350
   Browning-Ferris Industries, Inc. .   28,600         843,700
   Brunswick Corp. ..................   16,400         360,800
   Burlington Northern Santa Fe Corp.   77,911       2,648,974
   Burlington Resources, Inc. .......   29,400       1,047,375
   CBS Corp. ........................  118,200       3,523,837
   CIGNA Corp. ......................   35,100       2,731,219
   CSX Corp. ........................   36,100       1,504,919
   CVS Corp. ........................   64,416       3,180,540
   Cabletron Systems, Inc. ..........   27,100         379,400*
   Campbell Soup Co. ................   73,900       4,221,537
   Capital One Financial Corp. ......   11,000       1,210,000
   Cardinal Health, Inc. ............   33,000       2,264,625
   Carolina Power & Light Co. .......   25,000       1,159,375
   Case Corp. .......................   12,300         298,275*
   Caterpillar, Inc. ................   60,200       2,976,137
   Cendant Corp. ....................  141,800       2,694,200*
   Centex Corp. .....................    9,800         349,737
   Central & South West Corp. .......   35,000         962,500
   Ceridian Corp. ...................   12,053         784,198*
   Champion International Corp. .....   15,700         652,531
   Chase Manhattan Corp. ............  141,292       8,963,211
   Chevron Corp. ....................  108,000       9,031,500
   Chubb Corp. ......................   27,400       1,919,712
   Cincinnati Financial Corp. .......   27,600       1,077,262
   Cinergy Corp. ....................   26,093         901,839
   Circuit City Stores, Inc.
     (Circuit City Group) ...........   16,600         600,712
   Cisco Sytems, Inc. ...............  256,900      19,371,866*
   Citigroup, Inc. ..................  377,368      18,939,156
   Clear Channel Communications, Inc.   41,166       1,924,510*
   Clorox Co. .......................   17,300       1,921,381
   Coastal Corp. ....................   35,200       1,227,600
   Coca-Cola Co. ....................  407,100      28,522,444
   Coca-Cola Enterprises, Inc. ......   66,800       2,525,875*
   Colgate-Palmolive Co. ............   48,700       4,169,937
   Columbia Gas System, Inc. ........   13,800         783,150
   Columbia/HCA Healthcare Corp. ....  106,482       2,622,119
   Comcast Corp. Class A Special ....   60,900       2,955,553
   Comerica, Inc. ...................   25,750       1,660,875
   Compaq Computer Corp. ............  276,024       8,970,780
   Computer Associates
     International, Inc. ............   92,800       4,106,400
   Computer Sciences Corp. ..........   26,100       1,490,962
   Conagra, Inc. ....................   80,700       2,537,006
   Conseco, Inc. ....................   51,688       1,712,165
   Consolidated Edison, Inc. ........   38,500       1,956,281
   Consolidated Natural Gas Co. .....   15,800         858,137
   Consolidated Stores Corp. ........   18,100         389,150*
   Cooper Industries, Inc. ..........   19,200         943,200

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                            THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------    ------------
   Cooper Tire & Rubber Co. .........   12,800     $   250,400
   Coors (Adolph) Co. Class B .......    6,000         298,687
   Corning, Inc. ....................   38,300       1,536,787
   Costco Companies, Inc. ...........   35,903       2,254,035*
   Countrywide Credit Industries, Inc.  18,300         905,850
   Crane Co. ........................   11,400         368,362
   Crown Cork & Seal Co., Inc. ......   20,500         691,875
   Cummins Engine Co., Inc. .........    6,400         237,600
   Cyprus Amax Minerals Co., Inc. ...   15,450         175,744
   DTE Energy Co. ...................   24,000       1,047,000
   Dana Corp. .......................   27,342       1,066,338
   Danaher Corp. ....................   22,100       1,008,312
   Darden Restaurants, Inc. .........   23,000         363,687
   Data General Corp. ...............    8,200         148,625*
   Dayton-Hudson Corp. ..............   72,400       3,258,000
   Deere & Co. ......................   40,300       1,407,981
   Dell Computer Corp. ..............  208,900      12,697,203*
   Delta Air Lines, Inc. ............   24,900       1,336,819
   Deluxe Corp. .....................   13,300         462,175
   Dillards, Inc. Class A ...........   18,200         625,625
   Disney (Walt) Co. ................  338,300      10,889,031
   Dollar General Corp. .............   30,575         728,067
   Dominion Resources, Inc. VA ......   32,300       1,491,856
   Donnelley (R.R.) & Sons Co. ......   23,100         980,306
   Dover Corp. ......................   36,900       1,314,562
   Dow Chemical Co. .................   36,900       3,593,137
   Dow Jones & Co., Inc. ............   15,500         741,094
   DuPont (E.I.) de Nemours & Co. ...  186,600      10,962,750
   Duke Power Co. ...................   59,741       3,737,546
   Dun & Bradstreet. ................   28,300         854,306
   E G & G, Inc. ....................    7,600         212,325
   EMC Corp. MA. ....................   82,400       5,974,000*
   Eastern Enterprises ..............    3,700         150,081
   Eastman Chemical Co. .............   13,150         761,878
   Eastman Kodak Co. ................   53,500       3,882,094
   Eaton Corp. ......................   11,800         806,087
   Ecolab, Inc. .....................   21,400         662,062
   Edison International. ............   58,500       1,608,750
   Electronic Data Systems Corp. ....   81,200       3,166,800
   Emerson Electric Co. .............   72,500       4,712,500
   Engelhard Corp. ..................   23,874         461,067
   Enron Corp. ......................   54,500       2,864,656
   Entergy Corp. ....................   40,600       1,190,087
   Equifax, Inc. ....................   24,300       1,008,450
   Exxon Corp. ......................  402,600      30,220,162
   FDX Corp. ........................   24,300       1,576,462*
   FMC Corp. ........................    5,700         331,312*
   FPL Group, Inc. ..................   30,000       1,837,500
   Fannie Mae. ......................  171,300      12,462,075
   Federal Home Loan Mortgage Corp. .  112,100       6,782,050
   Federated Department Stores, Inc.    34,900       1,454,894*
   Fifth Third BanCorp. .............   44,100       2,931,272
   First Data Corp. .................   73,700       1,966,869
   First Union Corp. ................  160,164       9,729,963
   FirstEnergy Corp. ................   39,100       1,209,656
   Fleet Financial Group, Inc. ......   93,628       3,903,117
   Fleetwood Enterprises, Inc. ......    5,700         192,019
   Fluor Corp. ......................   13,000         556,562
   Ford Motor Co. ...................  199,800      11,038,950
   Fort James Corp. .................   36,400       1,424,150
   Fortune Brands, Inc. .............   28,600         974,187
   Foster Wheeler Corp. .............    6,750         115,594*
   Franklin Resources, Inc. .........   41,700       1,782,675
   Freeport McMoran Copper & Gold, Inc.
     Class B ........................   29,700         387,956
   Frontier Corp. ...................   28,300         852,537*
--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------    ------------
   Fruit of The Loom, Inc. Class A ..   11,900     $   175,525*
   GPU, Inc. ........................   21,200         928,825
   GTE Corp. ........................  158,900       9,851,800
   Gannett Co., Inc. ................   47,000       3,034,437
   Gap, Inc. ........................   64,800       4,766,850
   Gateway 2000, Inc. ...............   25,600       1,436,800*#
   General Dynamics Corp. ...........   21,000       1,219,312
   General Electric Co. .............  537,300      48,625,650
   General Instrument Corp. .........   24,880         699,750*
   General Mills, Inc. ..............   25,600       1,932,800
   General Motors Corp. .............  107,800       7,546,000
   General RE Corp. .................   12,400       2,895,400
   Genuine Parts Co. ................   29,375         967,539
   Georgia-Pacific Corp. ............   15,300         868,275
   Gillette Co. .....................  185,600       8,526,000
   Golden West Financial Corp. ......    9,600         909,000
   Goodrich (B.F.) Co. ..............   12,200         462,837
   Goodyear Tire & Rubber Co. .......   26,000       1,475,500
   Grainger (W.W.), Inc. ............   16,200         684,450
   Great Atlantic & Pacific
     Tea Co., Inc. ..................    6,300         172,069
   Great Lakes Chemical Corp. .......    9,800         391,387
   Guidant Corp. ....................   24,700       2,119,569
   HBO & Co. ........................   71,300       1,775,816
   HCR Manor Care, Inc. .............   18,000         571,500*
   Halliburton Co. ..................   72,600       2,132,625
   Harcourt General, Inc. ...........   11,623         601,490
   Harnischfeger Industries, Inc. ...    7,876          78,760*
   Harrahs Entertainment, Inc. ......   16,700         259,894*
   Harris Corp. .....................   13,300         504,569
   Hartford Financial Services
     Group, Inc. ....................   38,400       2,119,200
   Hasbro, Inc. .....................   21,799         764,327
   Healthsouth Corp. ................   69,700         936,594*
   Heinz (H.J.) Co. .................   59,800       3,487,087
   Helmerich & Payne, Inc. ..........    8,300         143,175
   Hercules, Inc. ...................   15,600         512,850
   Hershey Foods Corp. ..............   23,600       1,587,100
   Hewlett-Packard Co. ..............  171,700      10,774,175
   Hilton Hotels Corp. ..............   43,100         937,425
   Home Depot, Inc. .................  242,344      12,056,614
   Homestake Mining Co. .............   34,900         375,175
   Honeywell, Inc. ..................   20,800       1,662,700
   Household International, Inc. ....   81,412       3,185,244
   Houston Industries, Inc. .........   48,724       1,540,896*
   Humana, Inc. .....................   27,600         546,825
   Huntington Bancshares, Inc. ......   34,930       1,035,893
   IMS Health, Inc. .................   27,600       1,831,950
   ITT Industries, Inc. .............   19,600         705,600
   Ikon Office Solutions, Inc. ......   22,400         218,400
   Illinois Tool Works, Inc. ........   41,400       2,631,487
   Inco Ltd. ........................   27,400         316,812
   Ingersoll-Rand Co. ...............   27,400       1,282,662
   Intel Corp. ......................  277,100      29,814,228
   International Business
     Machines Corp. .................  153,800      25,377,000
   International Flavors &
     Fragrances, Inc. ...............   17,700         741,187
   International Paper Co. ..........   50,600       2,197,937
   Interpublic Group of
     Companies, Inc. ................   22,350       1,536,563
   Jefferson-Pilot Corp. ............   17,575       1,199,494
   Johnson & Johnson. ...............  222,100      18,045,625
   Johnson Controls, Inc. ...........   14,000         810,250
   Jostens, Inc. ....................    6,100         142,969
   K Mart Corp. .....................   81,300       1,239,825*
   KLA-Tencor Corp. .................   14,400         490,050*
   Kaufman & Broad Home Corp. .......    6,600         166,238
   Kellogg Co. ......................   67,200       2,461,200
   Kerr-McGee Corp. .................    7,900         312,050
   Keycorp. .........................   72,600       2,227,913

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                            THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------    ------------
   Kimberly Clark Corp. .............   90,404    $  4,757,511
   King World Productions, Inc. .....   12,100         329,725*
   Knight Ridder, Inc. ..............   13,052         671,362
   Kohls Corp. ......................   26,000       1,278,875*
   Kroger Co. .......................   42,200       2,239,238*
   LSI Logic Corp. ..................   23,300         361,150*
   Laidlaw, Inc. ....................   54,500         541,594
   Lehman Brothers Holdings, Inc. ...   19,600         978,775
   Lilly (Eli) & Co. ................  181,900      16,314,156
   Limited, Inc. ....................   37,700       1,090,944
   Lincoln National Corp. ...........   16,700       1,397,581
   Liz Claiborne, Inc. ..............   10,900         369,238
   Lockheed Martin Corp. ............   32,257       3,346,664
   Loews Corp. ......................   19,100       1,910,000
   Longs Drug Stores Corp. ..........    6,400         228,000
   Louisiana-Pacific Corp. ..........   18,100         307,700
   Lowe's Companies, Inc. ...........   58,000       2,450,500
   Lucent Technologies, Inc. ........  217,200      18,692,775
   MBIA, Inc. .......................   16,500       1,068,375
   MBNA Corp. .......................  124,145       2,816,540
   MCI Worldcom, Inc. ...............  293,401      17,301,490*
   MGIC Investment Corp. ............   18,800         826,025
   Mallinckrodt, Inc. ...............   12,100         390,981
   Marriott International, Inc.
     Class A ........................   41,200       1,210,250
   Marsh & McLennan Companies, Inc. .   42,400 $     2,467,150
   Masco Corp. ......................   56,000       1,617,000
   Mattel, Inc. .....................   48,352       1,671,166
   May Department Stores Co. ........   38,300       2,309,969
   Maytag Corp. .....................   15,100         817,288
   McDermott International, Inc. ....    9,800         262,763
   McDonalds Corp. ..................  112,800       7,903,050
   McGraw-Hill Companies, Inc. ......   16,300       1,458,850
   Mead Corp. .......................   17,200         521,375
   Mediaone Group. ..................  100,700       4,078,350*
   Medtronic, Inc. ..................   77,500       5,245,781
   Mellon Bank Corp. ................   43,000       2,706,313
   Mercantile Bancorporation, Inc. ..   25,100       1,105,969
   Merck & Co., Inc. ................  196,500      30,432,938
   Meredith Corp. ...................    8,700         337,669
   Merrill Lynch & Co., Inc. ........   57,500       4,312,500
   Meyer (Fred), Inc. ...............   25,400       1,292,225*
   Micron Technology, Inc. ..........   35,300       1,458,331*
   Microsoft Corp. ..................  456,600      55,719,469*
   Milacron, Inc. ...................    6,500         131,625
   Millipore Corp. ..................    7,200         202,500
   Minnesota Mining & Manufacturing Co. 66,500       5,340,781
   Mirage Resorts, Inc. .............   29,700         441,788*
   Mobil Corp. ......................  129,200      11,135,425
   Monsanto Co. .....................   99,200       4,495,000
   Moore Corp., Ltd. ................   14,600         159,688#
   Morgan (J.P.) & Co., Inc. ........   29,000       3,099,375
   Morgan Stanley Dean Witter
     Discover & Co. .................   96,509       6,731,503
   Morton International, Inc. .......   21,600         635,850
   Motorola, Inc. ...................   98,800       6,125,600
   Nacco Industries, Inc. Class A ...    1,300         113,181
   Nalco Chemical Co. ...............   10,900         364,469
   National City Corp. ..............   54,267       3,649,456
   National Semiconductor Corp. .....   27,100         389,563*
   National Service Industries, Inc.     6,800         262,650
   Navistar International Corp. .....   11,100         287,213*
   New Century Energies, Inc. .......   18,400         884,350*
   New York Times Class A ...........   31,300         972,256
   Newell Co. .......................   26,700       1,181,475#
   Newmont Mining Corp. .............   27,658         549,703
   Nextel Communications Corp.
     Class A ........................   47,052       1,013,088*
   Niagara Mohawk Power Corp. .......   30,900         475,088*
--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------    ------------
   Nicor, Inc. ......................    7,900     $   332,294
   Nike, Inc. Class B ...............   47,500       1,900,000
   Nordstrom, Inc. ..................   24,600         917,119
   Norfolk Southern Corp. ...........   62,500       1,898,438
   Northern States Power Co. MN. ....   25,000         679,688
   Northern Telecom, Ltd. ...........  107,660       5,026,376
   Northern Trust Corp. .............   18,300       1,478,869
   Northrop Grumman Corp. ...........   11,300         918,125
   Novell, Inc. .....................   58,400         965,425*
   Nucor Corp. ......................   14,600         613,200
   Occidental Petroleum Corp. .......   58,400       1,182,600
   Omnicom Group, Inc. ..............   27,900       1,490,906
   Oneok, Inc. ......................    5,200         181,025
   Oracle Systems Corp. .............  160,662       5,507,694*
   Oryx Energy Co. ..................   17,500         241,719*
   Owens Corning. ...................    8,900         332,081
   Owens-Illinois, Inc. .............   25,700         825,613*
   PECO Energy Co. ..................   36,700       1,472,588
   PG&E Corp. (Holding Co.). ........   63,200       1,955,250
   PNC Bank Corp. ...................   49,950       2,575,547
   PP&L Resources, Inc. .............   25,000         682,813
   PPG Industries, Inc. .............   29,200       1,786,675
   Paccar, Inc. .....................   12,920         588,668
   PacifiCorp. ......................   49,000         918,750
   Pall Corp. .......................   20,500         476,625
   Parametric Technology Corp. ......   44,900         764,703*
   Parker-Hannifin Corp. ............   18,325         636,794
   Paychex, Inc. ....................   27,000       1,344,094
   Penney (J.C.) Co., Inc. ..........   41,700       2,293,500
   Pennzoil Co. .....................    7,900         293,288
   Peoples Energy Corp. .............    5,800         218,588
   Peoplesoft, Inc. .................   38,100         784,622*
   Pep Boys - Manny, Moe & Jack. ....   10,500         148,313
   Pepsico, Inc. ....................  243,000       9,401,063
   Perkin Elmer Corp. ...............    8,200         764,650
   Pfizer, Inc ......................  215,700      24,077,513
   Pharmacia & Upjohn, Inc. .........   84,080       4,377,415
   Phelps Dodge Corp. ...............    9,700         549,869
   Philip Morris Companies, Inc. ....  401,500      22,458,906
   Phillips Petroleum Co. ...........   42,800       1,797,600
   Pioneer Hi-Bred International, Inc.  39,901       1,194,536
   Pitney Bowes, Inc. ...............   45,400       2,542,400
   Placer Dome, Inc. ................   41,200         599,975
   Polaroid Corp. ...................    7,300         155,125
   Potlatch Corp. ...................    4,800         181,500
   Praxair, Inc. ....................   26,000         992,875
   Procter & Gamble Co ..............  221,332      19,394,217
   Progressive Corp. ................   11,800       1,750,825
   Provident Companies, Inc. ........   22,400         861,000*
   Providian Financial Corp. ........   15,800       1,450,638
   Public Service Enterprise
     Group, Inc. ....................   38,400       1,497,600
   Pulte Corp. ......................    7,100         180,606
   Quaker Oats Co. ..................   22,600       1,387,075
   RJR Nabisco Holdings Corp. .......   53,700       1,547,231
   Ralston Purina Group. ............   51,600       1,796,325
   Raychem Corp. ....................   13,800         470,063
   Raytheon Co. Class B .............   56,000       3,101,000
   Reebok International Ltd. ........    9,300         148,219*
   Regions Financial Corp. ..........   35,300       1,368,978
   Republic New York Corp. ..........   17,800         832,150
   Reynolds Metals Co. ..............   11,800         647,525
   Rite Aid Corp. ...................   42,600       1,975,575
   Rockwell International Corp. .....   31,700       1,551,319
   Rohm & Haas Co. ..................   29,500       1,030,656
   Rowan Companies, Inc. ............   14,100         138,356*

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS                            THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------    ------------
   Royal Dutch Petroleum Co. Den Haag
     (N.Y. Registry). ...............  353,700   $  16,623,900
   Rubbermaid, Inc. .................   24,800         819,950
   Russell Corp. ....................    6,000         142,875
   Ryder System, Inc. ...............   12,100         345,606
   SBC Communications, Inc ..........  323,108      15,488,990
   SLM Holdings Corp. ...............   27,500       1,210,000
   Safeco Corp. .....................   23,400       1,005,469
   Safeway, Inc. ....................   80,500       4,251,406*
   Saint Jude Medical, Inc. .........   13,850         402,516*
   Saint Paul Companies, Inc. .......   39,042       1,376,231
   Sara Lee Corp. ...................   77,000       4,494,875
   Schering-Plough Corp. ............  121,000      12,871,375
   Schlumberger Ltd. ................   89,900       4,017,406
   Schwab (Charles) Corp. ...........   44,150       2,488,956
   Scientific-Atlanta, Inc. .........   12,900         249,938
   Seagate Technology, Inc. .........   40,100       1,182,950*
   Seagram Co., Ltd. ................   57,200       1,962,675#
   Sealed Air Corp. .................   13,792         608,572*
   Sears, Roebuck & Co. .............   64,800       3,073,950
   Sempra Energy. ...................   39,645         993,603
   Service Corp. International ......   42,600       1,592,175
   Shared Medical Systems Corp. .....    4,400         230,450
   Sherwin-Williams Co. .............   28,600         811,525
   Sigma-Aldrich Corp. ..............   16,600         533,794
   Silicon Graphics, Inc. ...........   31,200         382,200*
   Snap-On, Inc. ....................    9,800         333,200
   Sonat, Inc. ......................   18,100         537,344
   Southern Co ......................  115,300       3,401,350
   Southwest Airlines Co. ...........   55,500       1,193,250
   Springs Industries, Inc. Class A .    3,050         118,759
   Sprint Corp. .....................   70,900       5,157,975
   Sprint Corp. (PCS Group). ........   94,100       1,505,600*#
   Stanley Works. ...................   14,700         449,269
   Staples, Inc. ....................   47,500       1,656,563*
   State Street Corp. ...............   26,600       1,825,425
   Summit Bancorp. ..................   28,700       1,200,019
   Sun Microsystems. ................   62,740       4,642,760*
   Sunamerica, Inc. .................   34,350       2,722,238
   Sunoco, Inc. .....................   15,400         521,675
   Suntrust Banks, Inc. .............   34,500       2,408,531
   Supervalu, Inc. ..................   20,000         516,250
   Synovus Financial Corp. ..........   43,550         960,822
   Sysco Corp. ......................   55,800       1,503,113
   TJX Companies, Inc. ..............   52,300       1,340,188
   TRW, Inc. ........................   20,000       1,101,250
   Tandy Corp. ......................   16,530         744,883
   Tektronix, Inc. ..................    7,850         210,478*
   Tele-Communications, Inc. Class A
     (TCI Group) ....................   86,500       3,651,922*
   Tellabs, Inc. ....................   32,100       1,734,403*
   Temple-Inland, Inc. ..............    9,100         488,556
   Tenet Healthcare Corp. ...........   51,000       1,507,688*
   Tenneco, Inc. ....................   28,100       1,001,063
   Texaco, Inc. .....................   88,600       5,100,038
   Texas Instruments, Inc. ..........   64,300       4,910,913
   Texas Utilities Co. ..............   45,997       2,049,741
   Textron, Inc. ....................   27,000       2,097,563
   Thermo-Electron Corp. ............   27,400         462,375*
   Thomas & Betts Corp. .............    9,400         407,138
   Time Warner, Inc. ................   98,900      10,458,675
   Times Mirror Co. Class A .........   14,300         838,338
   Timken Co. .......................   10,300         198,275
   Torchmark Corp. ..................   23,100         877,800
   Toys R Us, Inc. ..................   43,200         853,200*
--------------------------------------------------------------------------------
                                          NOVEMBER 30, 1998
                                       -----------------------
                                        SHARES    VALUE(DAGGER)
                                       -------    ------------
Transamerica Corp. ..................   10,200    $  1,083,750
   Tribune Co. ......................   20,000       1,282,500
   Tricon Global Restaurants, Inc. ..   25,260       1,150,909*
   Tupperware Corp. .................    9,500         165,656
   Tyco International Ltd ...........  106,185       6,988,300
   U.S. Bancorp. ....................  122,400       4,505,850
   U.S. West, Inc. ..................   82,981       5,165,567
   UNUM Corp. .......................   22,700       1,222,963
   USAir Group, Inc. ................   15,400         800,800*
   UST, Inc. ........................   30,700       1,066,825
   USX-Marathon Group, Inc. .........   50,800       1,441,450
   USX-US Steel Group. ..............   14,520         354,833
   Unicom Corp., Inc. ...............   35,700       1,345,444
   Unilever NV ......................  105,800       8,179,663
   Union Camp Corp. .................   11,400         737,438
   Union Carbide Corp. ..............   22,400       1,002,400
   Union Pacific Corp. ..............   40,700       1,979,038
   Union Pacific Resources Group, Inc.  41,476         464,013
   Union Planters Corp. .............   20,900         995,363
   Unisys Corp. .....................   42,100       1,199,850*
   United Healthcare Corp. ..........   32,100       1,448,513
   United Technologies Corp. ........   37,400       4,008,813
   Unocal Corp. .....................   39,700       1,344,838
   VF Corp. .........................   20,000         981,250
   Venator Group, Inc. ..............   22,300         175,613*
   Viacom, Inc. Class B .............   59,334       3,949,419*
   WR Grace & Co. ...................   12,500         206,250*
   Wachovia Corp. ...................   34,000       2,968,625
   Walgreen Co. .....................   82,100       4,407,744
   Wal-Mart Stores, Inc. ............  369,100      27,797,844
   Warner-Lambert Co. ...............  135,300      10,215,150
   Washington Mutual, Inc. ..........   98,090       3,804,053
   Waste Management, Inc. ...........   94,547       4,053,703
   Wells Fargo Company ..............  267,100       9,615,600
   Wendy's International, Inc. ......   21,000         420,000
   Westvaco Corp. ...................   16,750         471,094
   Weyerhaeuser Co. .................   32,900       1,649,113
   Whirlpool Corp. ..................   12,500         700,000
   Willamette Industries, Inc. ......   18,300         639,356
   Williams Companies, Inc. .........   70,097       2,019,670
   Winn-Dixie Stores, Inc. ..........   24,500         987,656
   Worthington Industries, Inc. .....   15,975         196,193
   Wrigley (Wm.) Jr. Co. ............   19,100       1,683,188
   Xerox Corp. ......................   54,100       5,815,750
                                                --------------
TOTAL COMMON STOCKS
   (Cost $995,063,600)                          $1,555,425,299
                                                --------------

                                      FACE AMOUNT VALUE(DAGGER)
                                      ----------- ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)

   Repurchase Agreement, PNC Capital
   Markets Inc. 4.95%, 12/01/98
   (Collateralized by U.S. Treasury
   Notes 6.25%, 08/31/02, valued at
   $6,581,138) to be repurchased
   at $6,476,890.
     (Cost $6,476,000)                  $6,476       6,476,000

TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,001,539,600)(DAGGER)(DAGGER)        $1,561,901,299

                                                --------------
--------------------
*  See Note B to Financial Statements.
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
(DAGGER)(DAGGER) The cost for federal income tax purposes is $1,008,917,865.

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY
                                                          (AMOUNTS IN THOUSANDS)

                                                              MARCH 31, 1999
                                                          ----------------------
                                                                (UNAUDITED)

ASSETS
   Investments at Value (Cost $1,364,862) ................           $2,098,517
   Collateral for Securities Loaned ......................              402,098
   Receivables for Dividends and Interest ................                2,449
   Prepaid Expenses and Other Assets .....................                   52
                                                                     ----------
        Total Assets .....................................            2,503,116
                                                                     ----------

LIABILITIES:
   Payable for Securities Loaned .........................              402,098
   Payable for Investment Securities Purchased ...........                6,533
   Accrued Expenses ......................................                  155
                                                                      ----------
        Total Liabilities ................................              408,786
                                                                     ----------

NET ASSETS ...............................................           $2,094,330
                                                                     ==========
See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                              NOVEMBER 30, 1999
                                                              -----------------

ASSETS
   Investment at Value (Cost $1,001,540) ....................         $1,561,901
   Collateral for Securities Loaned .........................              6,673
   Receivable for Dividends and Interest ....................              2,274
   Receivable for Fund Shares Sold ..........................                113
   Prepaid Expenses and Other Assets ........................                  7
                                                                      ----------
        Total Assets ........................................         $1,570,968
                                                                      ----------
LIABILITIES:
   Payable for Securities Loaned ............................              6,673
   Payable for Investment Securities Purchased ..............              7,013
   Accrued Expenses .........................................                108
                                                                      ----------
        Total Liabilities ...................................             13,794
                                                                      ----------
NET ASSETS ..................................................         $1,557,174
                                                                      ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS                        THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                                          YEAR
                                                                         ENDED
                                                                        NOV. 30,
                                                                          1998
                                                                        --------
INVESTMENT INCOME
   Dividends ........................................................   $ 17,663
   Interest .........................................................        276
   Income From Securities Lending ...................................         85
                                                                        --------
     Total Investment Income ........................................     18,024
                                                                        --------
EXPENSES
   Investment Advisory Services .....................................        293
   Accounting & Transfer Agent Fees .................................        176
   Custodian's Fee ..................................................        134
   Legal Fees .......................................................         12
   Audit Fees .......................................................         18
   Shareholders' Reports ............................................         18
   Trustees' Fees and Expenses ......................................          4
   Other ............................................................         84
                                                                        --------
     Total Expenses .................................................        739
                                                                        --------
     NET INVESTMENT INCOME ..........................................     17,285
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Securities ..........................      1,283
Change in Unrealized Appreciation of Investment Securities ..........    265,133
                                                                        --------
   NET GAIN ON INVESTMENT SECURITIES ................................    266,416
                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................   $283,701
                                                                        ========

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                  YEAR              YEAR
                                                                  ENDED             ENDED
                                                                 NOV. 30,          NOV. 30,
                                                                   1998              1997
                                                                ----------         --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income .....................................   $  17,285         $ 11,179
   Net Realized Gain (Loss) on Investment Securities .........       1,283              975
   Change in Unrealized Appreciation of Investment Securities      265,133          147,979
                                                                 ---------         --------
     Net Increase in Net Assets Resulting from Operations ....     283,701          160,133
                                                                 ---------         --------
Transactions in Interest:
   Contributions .............................................     604,903          269,144
   Withdrawals ...............................................    (153,923)         (73,225)
                                                                 ---------         --------
     Net Increase from Transactions in Interest ..............     450,980          195,919
                                                                 ---------         --------
     Total Increase ..........................................     734,681          356,052
                                                                 ---------         --------
NET ASSETS
   Beginning of Period .......................................     822,493          466,441
                                                                 ---------         --------
   End of Period .............................................  $1,557,174         $822,493
                                                                ==========         ========

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS                            THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                          (AMOUNTS IN THOUSANDS)

                                                      YEAR           YEAR           YEAR          YEAR         FEB. 8
                                                      ENDED          ENDED          ENDED         ENDED          TO
                                                    NOV. 30,       NOV. 30,        NOV. 30,      NOV. 30,      NOV. 30,
                                                      1998           1997            1996          1995          1994
                                                    --------       --------       ----------    ---------      --------
Net Asset Value, Beginning of Period (1) .......          N/A           N/A         $  13.48      $ 10.11       $ 10.27
                                                    ----------     --------         --------      -------       -------
INCOME FROM INVESTMENT OPERATIONS (1)

   Net Investment Income . .....................            --           --             0.15         0.30          0.28
   Net Gains (Losses) on Securities
     (Realized and Unrealized) .................            --           --             1.41         3.36         (0.14)
                                                    ----------     --------         --------      -------       -------
   Total from Investment Operations ............            --           --             1.56         3.66          0.14
                                                    ----------     --------         --------      -------       -------
LESS DISTRIBUTIONS (1)

   Net Investment Income .......................            --           --            (0.16)       (0.29)        (0.29)
   Net Realized Gains ..........................            --           --            (0.08)          --         (0.01)
                                                    ----------     --------         --------      -------       -------
        Total Distributions ....................            --           --            (0.24)       (0.29)        (0.30)
                                                    ----------     --------         --------      -------       -------
Net Asset Value, End of Period (1) .............           N/A          N/A         $  14.80      $ 13.48       $ 10.11
                                                    ==========     ========         ========      =======       =======
Total Return (1) ...............................           N/A          N/A            11.60%#      36.77%         1.30%#
                                                    ==========     ========         ========      =======       =======
Net Assets, End of Period (thousands) ..........    $1,557,174     $822,493         $466,441      $97,118       $48,657
Ratio of Expenses to Average Net Assets ........          0.06%        0.07%            0.12%        0.02%(a)      0.02%*(a)
Ratio of Net Investment Income to Average
   Net Assets ..................................          1.47%        1.75%            2.12%        2.61%(a)      2.83%*(a)
Portfolio Turnover Rate ........................          9.31%        4.28%           14.09%        2.38%         8.52%*

----------------
*    Annualized
#    Non-Annualized

(1) Items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.

(a) Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 0.18% and 0.33%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995 and 1994, would have been 2.45% and 2.52%, respectively.

Note: Portfolio Turnover Rate for the four months ended March 31, 1999 is 6.20% (Unaudited).See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)       THE DFA INVESTMENT TRUST COMPANY

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 1998, The Trust consisted of sixteen portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

     On June 1, 1996, the Series was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of the Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was The U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to the Series in exchange for a 63.4% interest in the Series. The total net assets of the Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, the Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: Prior to June 1, 1996, the Series qualified as a regulated investment company and distributed all of its taxable income. Accordingly, no provision for federal taxes was required in the financial statements prior to that time. Effective June 1, 1996, the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been passed through to its Feeder Funds.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Series custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1%.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       THE DFA INVESTMENT TRUST COMPANY

D.   PURCHASES AND SALES OF SECURITIES:

     The Series made the following purchases and sales of investment securities, other than short-term and government securities (amounts in thousands):

                                                                YEAR ENDED
                                                               NOV. 30, 1998
                                                               -------------
     Purchases ...............................................    $513,170
     Sales ...................................................     107,862

E.   INVESTMENT TRANSACTIONS:

     The gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                                YEAR ENDED
                                                               NOV. 30, 1998
                                                               -------------
     Gross Unrealized Appreciation ...........................    $571,157
     Gross Unrealized Depreciation ...........................     (18,174)

                                                                  --------
     Net .....................................................    $552,983
                                                                  ========
F.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 1998, the Series borrowed against the line of credit as follows:


                                                                                                                          MAXIMUM
                                                                                                                          AMOUNT
                                                                   WEIGHTED       WEIGHTED      NUMBER OF    INTEREST     BORROWED
                                                                    AVERAGE       AVERAGE        DAYS        EXPENSE      DURING
                                                                 INTEREST RATE  LOAN BALANCE   OUTSTANDING   INCURRED    THE PERIOD
                                                                 -------------  ------------   -----------   --------    ----------
     Year Ended November 30, 1998 ..............................     6.25%       $5,573,087        19         $31,901    $33,400,000


     There were no outstanding borrowings under the line of credit at at November 30, 1998.

G.   SECURITIES LENDING

     Security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Warburg Dillon Reed. The market value of securities on loan to brokers from the Series, the related collateral cash received and the value of the collateral on overnight repurchase agreements was as follows:

                                                                NOV. 30, 1998
                                                                -------------
     Value of Securities on Loan ..............................   $6,188,118
     Value of Collateral and Indemnification ..................    6,672,900
     Value of Collateral on Overnight Repurchase Agreements ...    6,228,371

REPORT OF INDEPENDENT ACCOUNTANTS               THE DFA INVESTMENT TRUST COMPANY

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series of The DFA Investment Trust Company (the "Fund") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999




See accompanying notes to financial statements.
104

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS
Investment Adviser
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Adviser -- Large Cap Value Equity Portfolio, Large Cap Growth Equity Portfolio, Mid-Cap Value Equity Portfolio, Mid-Cap Growth Equity Portfolio, Small Cap Value Equity Portfolio, Small Cap Growth Equity Portfolio, Micro-Cap Equity Portfolio, International Small Cap Equity Portfolio, Select Equity Portfolio and Balanced Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Sub-Adviser -- International Equity Portfolio and International Emerging Markets Portfolio
   BlackRock International Limited
   Edinburgh, Scotland EH2 3AH

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BlackRock Funds is a leading mutual fund company currently managing in excess of $25 billion in 36 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a PURE INVESTMENT STYLE.(REGISTRATION MARK)

STOCK PORTFOLIOS
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity
         International Equity
         International Small Cap Equity
         International Emerging Markets
         Select Equity
         Index Equity

STOCK & BOND PORTFOLIOS
         Balanced

BOND PORTFOLIOS
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond
         Government Income
         GNMA
         Managed Income
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]
BLACKROCK FUNDS
P.O. Box 8907
Wilmington, DE 19899




Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

SR 3/31/99 EP